REGISTRATION STATEMENT NO. 333-40191
                                                                       811-08479

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8
                                  ------------

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)
                                  -------------
                   One Cityplace, Hartford, Connecticut 06103
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                           Hartford, Connecticut 06103
                     (Name and Address of Agent for Service)
                                  ------------
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]   on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[   ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                    TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS:

            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS MARQUIS PORTFOLIOS, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts." Your premium ("Purchase Payments") accumulates on a variable basis in one or more of our Variable Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.             SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   AllianceBernstein Growth and Income Portfolio -- Class B         All Cap Fund -- Class I
   AllianceBernstein Premier Growth Portfolio -- Class B            Investors Fund -- Class I
AMERICAN FUNDS INSURANCE SERIES                                  SMITH BARNEY INVESTMENT SERIES
   Global Growth Fund -- Class 2 Shares                             Smith Barney Large Cap Core Portfolio
   Growth Fund -- Class 2 Shares                                 SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Growth-Income Fund -- Class 2 Shares                             Multiple Discipline Portfolio -- All Cap Growth and Value
DELAWARE VIP TRUST                                                  Multiple Discipline Portfolio -- Global All Cap Growth and Value
   Delaware VIP REIT Series -- Standard Class                       Multiple Discipline Portfolio -- Large Cap Growth and Value
   Delaware VIP Small Cap Value Series -- Standard Class         THE TRAVELERS SERIES TRUST
DREYFUS VARIABLE INVESTMENT FUND                                    Equity Income Portfolio
   Dreyfus Variable Investment Fund -- Appreciation                 Federated High Yield Portfolio
     Portfolio -- Initial Shares                                    Large Cap Portfolio
   Dreyfus Variable Investment Fund -- Developing Leaders           Lazard International Stock Portfolio
     Portfolio -- Initial Shares                                    Merrill Lynch Large Cap Core Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                MFS Emerging Growth Portfolio
   Franklin Small Cap Fund -- Class 2 Shares                        MFS Mid Cap Growth Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                  MFS Value Portfolio
   Templeton Developing Markets Securities Fund -- Class 2          Pioneer Fund Portfolio
     Shares                                                         U.S. Government Securities Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares            TRAVELERS SERIES FUND INC.
GREENWICH STREET SERIES FUND                                        AIM Capital Appreciation Portfolio
   Appreciation Portfolio                                           SB Adjustable Rate Income Portfolio Smith Barney Class
   Fundamental Value Portfolio                                      Smith Barney Aggressive Growth Portfolio
JANUS ASPEN SERIES                                                  Smith Barney High Income Portfolio
   Growth and Income Portfolio -- Service Shares                    Smith Barney Large Capitalization Growth Portfolio
   Mid Cap Growth Portfolio -- Service Shares                       Smith Barney Mid Cap Core Portfolio
LAZARD RETIREMENT SERIES, INC.                                      Smith Barney Money Market Portfolio
   Lazard Retirement Small Cap Portfolio                            Strategic Equity Portfolio
LORD ABBETT SERIES FUND, INC.                                       Travelers Managed Income Portfolio
   Growth and Income Portfolio                                   VAN KAMPEN LIFE INVESTMENT TRUST
   Mid-Cap Value Portfolio                                          Emerging Growth Portfolio Class II Shares
PIMCO VARIABLE INSURANCE TRUST                                   VARIABLE ANNUITY PORTFOLIOS
   Total Return Portfolio -- Administrative Class                   Smith Barney Small Cap Growth Opportunities Portfolio
PUTNAM VARIABLE TRUST                                            VARIABLE INSURANCE PRODUCTS FUND III
   Putnam VT Small Cap Value Fund -- Class IB Shares                Mid Cap Portfolio -- Service Class 2




The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, One Cityplace, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-8573 or access the SEC's website (HTTP://WWW.SEC.GOV). See Appendix C for the SAI's table of contents.
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
                             PROSPECTUS MAY 3, 2004

                                TABLE OF CONTENTS

Glossary...........................................     3    Payment Options........................................  32
Summary............................................     4       Election of Options.................................  32
Fee Table..........................................     7       Annuity Options.....................................  32
Condensed Financial Information....................    13       Variable Liquidity Benefit..........................  32
The Annuity Contract...............................    13    Miscellaneous Contract Provisions......................  33
   Contract Owner Inquiries........................    14       Right to Return.....................................  33
   Purchase Payments...............................    14       Termination.........................................  33
   Accumulation Units..............................    14       Required Reports....................................  33
   The Variable Funding Options....................    14       Suspension of Payments..............................  33
Charges and Deductions.............................    20    The Separate Accounts..................................  33
   General.........................................    20       Performance Information.............................  34
   Transfer Charge.................................    20    Federal Tax Considerations.............................  34
   Administrative Charges..........................    20       General Taxation of Annuities.......................  34
   Mortality and Expense Risk Charge...............    21       Types of Contracts: Qualified and Non-qualified.....  35
   Enhanced Stepped-Up Provision Charge............    21       Qualified Annuity Contracts.........................  35
   Guaranteed Minimum Withdrawal Benefit                          Taxation of Qualified Annuity Contracts...........  35
    Charge.........................................    21         Mandatory Distributions for Qualified Plans.......  35
   Variable Funding Option Expenses................    21       Non-qualified Annuity Contracts.....................  36
   Premium Tax.....................................    21         Diversification Requirements for Variable
   Changes in Taxes Based upon Premium                              Annuities.......................................  36
     or Value......................................    21         Ownership of the Investments......................  36
Transfers..........................................    21         Taxation of Death Benefit Proceeds................  37
Asset Allocation Program...........................    23       Other Tax Considerations............................  37
Access to Your Money...............................    23         Treatment of Charges for Optional Benefits........  37
   Guaranteed Minimum Withdrawal Benefit...........    23         Penalty Tax for Premature Distribution............  37
   Systematic Withdrawals..........................    25         Puerto Rico Tax Considerations....................  37
Ownership Provisions...............................    25         Non-Resident Aliens...............................  37
   Types of Ownership..............................    25    Other Information......................................  37
     Contract Owner................................    25       The Insurance Companies.............................  37
     Beneficiary...................................    25       Financial Statements................................  38
     Annuitant.....................................    26       Distribution of Variable Annuity Contracts..........  38
Death Benefit......................................    26       Conformity with State and Federal Laws..............  39
   Death Proceeds before the Maturity Date.........    26       Voting Rights.......................................  39
   Enhanced Stepped-Up Provision...................    27       Restrictions on Financial Transactions..............  39
   Payment of Proceeds.............................    28       Legal Proceedings and Opinions......................  39
   Spousal Contract Continuance....................    29    Appendix A: Condensed Financial Information
   Beneficiary Contract Continuance................    30       for The Travelers Insurance Company:
   Death Proceeds after the Maturity Date..........    30         Separate Account TM............................... A-1
The Annuity Period.................................    30    Appendix B: Condensed Financial Information
   Maturity Date...................................    30       for The Travelers Life and Annuity Company:
   Allocation of Annuity...........................    31         Separate Account TM II............................ B-1
   Variable Annuity................................    31    Appendix C: Contents of the Statement
   Fixed Annuity...................................    31       of Additional Information........................... C-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS MARQUIS PORTFOLIOS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account TM for Variable Annuities ("Separate Account TM"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II"). When we refer to the Separate Account, we are referring to either Separate Account TM or Separate Account TM II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $15,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.55% for the Standard Death Benefit and 1.70% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.

If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you select the Guaranteed Minimum Withdrawal Benefit ("GMWB"), a maximum of 1.00% annually will be deducted from amounts in the Variable Funding Options. The current charge is 0.40%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. (Please refer to the Death Benefit section in the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

       o ASSET ALLOCATION PROGRAM. If you choose, you can elect to have your contributions allocated among a set of funding options according to an optional asset allocation model. The model is based on your personal investment risk tolerance and other factors. The Asset Allocation Program was designed in conjunction with Ibbotson Associates, a recognized provider of asset allocation services.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT. ("PRINCIPAL GUARANTEE") For an additional charge, we will guarantee the periodic return of your Purchase Payments. Under this benefit, we will pay you a maximum of 5% or 10% of your Purchase Payments, depending on when you elect to begin receiving the payments, every year until your Purchase Payments have been returned in full. We reserve the right not to include additional Purchase Payments in the calculation of the amount that we guarantee to return.

                                    FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT OWNER TRANSACTION EXPENSES

       TRANSFER CHARGE........................................     $10(1)
       (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

CONTRACT ADMINISTRATIVE CHARGE

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................    $40(2)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.55% and an administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.25% charge for E.S.P., and a maximum charge of 1.00% for GMWB, both optional features. Below is a summary of all of the charges that may apply, depending on the death benefit and optional features you select:


                                                                          STANDARD DEATH BENEFIT      ENHANCED DEATH BENEFIT
                                                                        --------------------------- ----------------------------
Mortality and Expense Risk Charge.....................................            1.55%                        1.70%
Administrative Expense Charge.........................................            0.15%                        0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
   SELECTED...........................................................            1.70%                        1.85%
Optional E.S.P. Charge................................................            0.25%                        0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.......            1.95%                        2.10%
Maximum Optional GMWB Charge..........................................            1.00%(3)                     1.00%(3)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB ONLY SELECTED.........            2.70%                        2.85%
TOTAL SEPARATE ACCOUNT ANNUAL CHARGES WITH E.S.P. AND GMWB SELECTED...            2.95%                        3.10%


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.
--------------

(1) We do not currently assess the transfer charge.

(2) We do not assess this charge if Contract Value is $50,000 or more on the fourth Friday of each August.

(3) The current charge for GMWB is 0.40%.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)


UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                        DISTRIBUTION
                                                           AND/OR                                    CONTRACTUAL FEE      NET TOTAL
                                                          SERVICE                   TOTAL ANNUAL          WAIVER           ANNUAL
                                         MANAGEMENT       (12b-1)         OTHER      OPERATING        AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES        REIMBURSEMENT       EXPENSES
----------------                         ---------     ------------    ---------     ----------      ---------------     -----------
AIM VARIABLE INSURANCE FUNDS,
   INC .................................
   AIM V.I. Premier Equity
     Fund -- Series I+ .................    0.61%            --           0.24%         0.85%                --           0.85%
ALLIANCEBERNSTEIN VARIABLE
   PRODUCT SERIES FUND, INC ............
   AllianceBernstein Growth
     and Income Portfolio --
     Class B* ..........................    0.63%          0.25%          0.03%         0.91%                --           --(1)
   AllianceBernstein Premier
     Growth Portfolio --
     Class B* ..........................    1.00%          0.25%          0.05%         1.30%                --           --(1)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares* ...................    0.66%          0.25%          0.04%         0.95%                --           0.95%
   Growth Fund -- Class 2
     Shares* ...........................    0.37%          0.25%          0.02%         0.64%                --           0.64%
   Growth-Income Fund --
     Class 2 Shares* ...................    0.33%          0.25%          0.01%         0.59%              0.00%          0.59%
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+ ........................    1.25%            --           0.56%         1.81%                --           --(17)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class .................    0.75%            --           0.11%         0.86%                --           0.86%(2)
   Delaware VIP Small Cap
     Value Series -- Standard
     Class .............................    0.75%            --           0.11%         0.86%                --           0.86%(3)
DREYFUS VARIABLE INVESTMENT
   FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares .................    0.75%            --           0.05%         0.80%                --           0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares ............................    0.75%            --           0.07%         0.82%                --           0.82%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Franklin Small Cap Fund --
     Class 2 Shares* ...................    0.51%          0.25%          0.29%         1.05%              0.04%          1.01%(4)
   Mutual Shares Securities
     Fund -- Class 2 Shares* ...........    0.60%          0.25%          0.20%         1.05%                --           1.05%(5)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares* ................    1.25%          0.25%          0.30%         1.80%                --           1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares* .........................    0.69%          0.25%          0.22%         1.16%              0.04%          1.12%(6)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio ..............    0.75%            --           0.02%         0.77%                --           0.77%
   Fundamental Value Portfolio .........    0.75%            --           0.02%         0.77%                --           0.77%



                                                        DISTRIBUTION
                                                           AND/OR                                    CONTRACTUAL FEE      NET TOTAL
                                                          SERVICE                   TOTAL ANNUAL          WAIVER           ANNUAL
                                         MANAGEMENT       (12b-1)         OTHER      OPERATING        AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES        REIMBURSEMENT       EXPENSES
----------------                         ---------     ------------    ---------     ----------      ---------------     -----------
JANUS ASPEN SERIES
   Growth and Income
     Portfolio -- Service
     Shares* ...........................    0.65%          0.25%          0.20%         1.10%                --           1.10%
   International Growth
     Portfolio -- Service
     Shares*+ ..........................    0.65%          0.25%          0.11%         1.01%                --           1.01%
   Mid Cap Growth Portfolio
     -- Service Shares* ................    0.65%          0.25%          0.02%         0.92%                --           0.92%
LAZARD RETIREMENT SERIES, INC ..........
   Lazard Retirement Small
     Cap Portfolio* ....................    0.75%          0.25%          0.42%         1.42%              0.17%          1.25%(7)
LORD ABBETT SERIES FUND, INC ...........
   Growth and Income Portfolio .........    0.50%            --           0.35%         0.85%                --           0.85%
   Mid-Cap Value Portfolio .............    0.75%            --           0.33%         1.08%                --           1.08%
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --
     Administrative Class* .............    0.25%          0.15%          0.26%         0.66%              0.01%          0.65%(8)
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth
     Fund -- Class IB Shares*+ .........    0.70%          0.25%          0.86%         1.81%                --           1.81%(9)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+ ..........................    0.77%          0.25%          0.22%         1.24%                --           1.24%(9)
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*  .........    0.80%          0.25%          0.12%         1.17%                --           1.17%(9)
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC ....................
   All Cap Fund -- Class I .............    0.85%            --           0.13%         0.98%                --           0.98%
   Investors Fund -- Class I ...........    0.70%            --           0.12%         0.82%                --           0.82%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap
     Core Portfolio ....................    0.75%            --           0.16%         0.91%                --           0.91%
SMITH BARNEY MULTIPLE
   DISCIPLINE TRUST
   Multiple Discipline
     Portfolio -- All Cap
     Growth and Value* .................    0.75%          0.25%          0.31%         1.31%                --           --(17)
   Multiple Discipline
     Portfolio -- Global All
     Cap Growth and Value* .............    0.75%          0.25%          0.39%         1.39%                --           --(17)
   Multiple Discipline
     Portfolio -- Large Cap
     Growth and Value* .................    0.75%          0.25%          1.35%         2.35%                --           --(17)
STRONG VARIABLE INSURANCE
   FUNDS, INC ..........................
   Strong Multi Cap Value
     Fund II+ ..........................    0.75%            --           0.86%         1.61%                --           --(10)
THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock
     Portfolio+ ........................    0.70%            --           0.12%         0.82%                --           0.82%(11)
   Equity Income Portfolio .............    0.75%            --           0.12%         0.87%                --           0.87%(11)
   Federated High Yield
     Portfolio .........................    0.65%            --           0.25%         0.90%                --           0.90%(11)
   Large Cap Portfolio .................    0.75%            --           0.11%         0.86%                --           0.86%(11)
   Lazard International Stock
     Portfolio .........................    0.83%            --           0.17%         1.00%                --           1.00%(14)
   Merrill Lynch Large Cap
     Core Portfolio ....................    0.80%            --           0.19%         0.99%                --           0.99%(12)
   MFS Emerging Growth
     Portfolio .........................    0.75%            --           0.14%         0.89%                --           0.89%(11)




                                                        DISTRIBUTION
                                                           AND/OR                                    CONTRACTUAL FEE      NET TOTAL
                                                          SERVICE                   TOTAL ANNUAL          WAIVER           ANNUAL
                                         MANAGEMENT       (12b-1)         OTHER      OPERATING        AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                             FEE            FEES        EXPENSES      EXPENSES        REIMBURSEMENT       EXPENSES
----------------                         ---------     ------------    ---------     ----------      ---------------     -----------
   MFS Mid Cap Growth ..................    0.80%            --           0.12%         0.92%                --           0.92%(12)
     Portfolio
   MFS Value Portfolio .................    0.75%            --           0.33%         1.08%                --           --(17)
   Pioneer Fund Portfolio ..............    0.72%            --           0.40%         1.12%                --           1.12%(13)
   U.S. Government Securities
     Portfolio .........................    0.32%            --           0.10%         0.42%                --           0.42%(14)
TRAVELERS SERIES FUND INC ..............
   AIM Capital Appreciation
     Portfolio .........................    0.80%            --           0.05%         0.85%                --           0.85%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class* ............................    0.60%          0.25%          3.87%         4.72%              3.72%          1.00%(15)
   Smith Barney Aggressive
     Growth Portfolio ..................    0.80%            --           0.02%         0.82%                --           0.82%
   Smith Barney High Income
     Portfolio .........................    0.60%            --           0.09%         0.69%                --           0.69%
   Smith Barney Large
     Capitalization Growth
     Portfolio .........................    0.75%            --           0.04%         0.79%                --           0.79%
   Smith Barney Mid Cap Core
     Portfolio .........................    0.75%            --           0.10%         0.85%                --           0.85%
   Smith Barney Money Market
     Portfolio .........................    0.50%            --           0.03%         0.53%                --           0.53%
   Strategic Equity Portfolio ..........    0.80%            --           0.04%         0.84%                --           0.84%
   Travelers Managed Income
     Portfolio .........................    0.65%            --           0.03%         0.68%                --           0.68%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Emerging Growth Portfolio
     Class II Shares* ..................    0.70%          0.25%          0.07%         1.02%                --           1.02%
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio .........................    0.75%            --           0.40%         1.15%                --           --(17)
VARIABLE INSURANCE PRODUCTS
   FUND III
   Mid Cap Portfolio --
     Service Class 2* ..................    0.58%          0.25%          0.12%         0.95%                --           --(16)

--------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 +     Closed to new investors.

NOTES
 (1) Total portfolio operating expenses do not reflect Alliance's waiver of a portion of its advisory fee. This waiver is effective as of January 1, 2004 and the fee reduction is expected to continue for a period of at least five years.
 (2) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.
 (3) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year. The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Board and an order of the Securities and Exchange Commission.
 (5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.
 (6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).
 (7) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.
 (8) Other Expenses reflect a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.
 (9) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.
 (10) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or voluntary waiver of fess and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating expenses were 1.13%. We can modify or terminate voluntary waivers and/or absorptions at any time.
 (11) Fund has a voluntary waiver of 0.95%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (12) Fund has a voluntary waiver of 1.00%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (13) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (14) Fund has a voluntary waiver of 1.25%. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.
 (15) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.
 (16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (17) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                                     VOLUNTARY FEE
                                                                                     WAIVER AND/OR
                                                                                        EXPENSE              NET TOTAL ANNUAL
        FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
        ----------------                                                         ----------------------    ----------------------
        Credit Suisse Trust Emerging Market Portfolio                                    0.41%                     1.40%
        Multiple Discipline Portfolio -- All Cap Growth and Value                        0.31%                     1.00%
        Multiple Discipline Portfolio -- Global All Cap Growth and Value                 0.39%                     1.00%
        Multiple Discipline Portfolio -- Large Cap Growth and Value                      1.35%                     1.00%
        MFS Value Portfolio*                                                             0.08%                     1.00%
        Smith Barney Small Cap Growth Opportunities Portfolio                            0.25%                     0.90%
             * Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In both examples, your actual expenses will be less than those shown if you do not elect all of the available optional benefits.


EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual      357      1087      1838       3813       357       1087      1838        3813
Operating Expenses.........................
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    773      2254      3652       6814       773       2254      3652        6814


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the current charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN                ANNUITIZED AT END OF PERIOD SHOWN
                                             ---------------------------------------- ------------------------------------------
FUNDING OPTION                               1 YEAR   3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total Annual      297      911       1550       3265       297       911       1550        3265
Operating Expenses.........................
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    716      2101      3424       6481       716       2101      3424        6481


                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Marquis Portfolios is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience. The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT/OPTIONAL FEATURE                     ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    ------------------------------------------------
      Standard Death Benefit                                           Age 85
      Enhanced Death Benefit                                           Age 79
      Enhanced Stepped-Up Provision (E.S.P.)                           Age 75


Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $15,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments plus the total of any subsequent Purchase Payments may total more than $1,000,000 only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each variable funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each variable funding option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --         Seeks to achieve long term growth of        AIM Advisers, Inc.
     Series I+                             capital. Income is a secondary
                                           objective. The Fund normally invests
                                           in equity securities, including
                                           convertible securities.

ALLIANCEBERNSTEIN VARIABLE PRODUCT
   SERIES FUND, INC.
   AllianceBernstein Growth and            Seeks reasonable current income and         Alliance Capital Management L.P.
     Income Portfolio -- Class B           appreciation. The Fund normally             ("Alliance")
                                           invests in dividend-paying common
                                           stocks considered to be good quality.

   AllianceBernstein Premier Growth        Seeks growth of capital. The Fund           Alliance
     Portfolio -- Class B                  normally invests in equity securities
                                           of a relatively small number of
                                           intensely researched U.S. companies.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares    Seeks capital appreciation. The Fund        Capital Research and Management
                                           normally invests in common stocks of        Co. ("CRM")
                                           companies located around the world.
   Growth Fund -- Class 2 Shares           Seeks capital appreciation. The Fund        CRM
                                           normally invests in common stocks of
                                           companies that appear to offer
                                           superior opportunities for growth of
                                           capital.

   Growth-Income Fund -- Class 2 Shares    Seeks capital appreciation and income.      CRM
                                           The Fund normally invests in common
                                           stocks or other securities that
                                           demonstrate the potential for
                                           appreciation and/or dividends.



               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging            Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                     Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                           securities of companies located in, or      Management Limited
                                           conducting a majority of their
                                           business, in emerging markets.

DELAWARE VIP TRUST
   Delaware VIP REIT Series --             Seeks to achieve maximum long term          Delaware Management Company
     Standard Class                        total return with capital appreciation      ("Delaware")
                                           as a secondary objective. The Fund
                                           normally invests in companies that
                                           manage a portfolio of real estate to
                                           earn profits for shareholders (REITS).
   Delaware VIP Small Cap Value            Seeks capital appreciation. The Fund        Delaware
     Series -- Standard Class              normally invests in securities of
                                           small capitalization companies.

DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --     Seeks long term capital growth              The Dreyfus Corporation
     Appreciation Portfolio -- Initial     consistent with the preservation of         ("Dreyfus")
     Shares                                capital. Current income is a secondary      Subadviser: Fayez Sarofim & Co.
                                           objective. The Fund normally invests
                                           in common stocks of established
                                           companies.

   Dreyfus Variable Investment Fund --     Seeks to maximize capital                   Dreyfus
     Developing Leaders Portfolio --       appreciation. The Fund normally
     Initial Shares                        invests in companies with market
                                           capitalizations of less than $2
                                           billion at the time of purchase.

FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Small Cap Fund -- Class 2      Seeks long-term capital growth. The         Franklin Advisers, Inc.
     Shares                                Fund normally invests in small
                                           capitalization companies.

   Mutual Shares Securities Fund --        Seeks capital appreciation. Income is       Franklin Mutual Advisers, LLC
     Class 2 Shares                        a secondary objective. The Fund
                                           normally invests in equity securities
                                           of companies believed to be
                                           undervalued.

   Templeton Developing Markets            Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares     The Fund normally invests in the
                                           investments of emerging market
                                           countries, primarily equity securities.
   Templeton Foreign Securities            Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     Fund-- Class 2 Shares                 Fund normally invests in investments,
                                           primarily equity securities, of
                                           issuers located outside of the U.S.,
                                           including those in emerging markets.

GREENWICH STREET SERIES FUND
   Appreciation Portfolio                  Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                           capital. The Fund normally invests in       ("SBFM")
                                           equity securities of U.S. companies.
   Fundamental Value Portfolio             Seeks long-term capital growth.             SBFM
                                           Current income is a secondary
                                           consideration. The Fund normally
                                           invests in common stocks, and common
                                           stock equivalents of companies,
                                           believed to be undervalued.

JANUS ASPEN SERIES
   Growth and Income Portfolio --          Seeks long-term capital growth and          Janus Capital Management LLC
     Service Shares                        current income. The Fund normally           ("Janus")
                                           invests in common stocks selected for
                                           their growth potential and in
                                           securities selected for their income
                                           potential.

   International Growth Portfolio --       Seeks long-term growth of capital. The      Janus
     Service Shares+                       Fund normally invests in securities of
                                           issuers from at least five countries,
                                           excluding the U.S.

   Mid Cap Growth Portfolio -- Service     Seeks capital growth. The Fund              Janus
     Shares                                normally invests in equity securities
                                           of mid-sized companies.



              FUNDING                                   INVESTMENT                                INVESTMENT
              OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap             Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                             The Fund normally invests in equity
                                           securities, principally common stocks,
                                           of relatively small U.S. companies
                                           that are believed to be undervalued
                                           based on their earnings, cash flow or
                                           asset values.

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio             Seeks long-term growth of capital and       Lord Abbett & Co.
                                           income without excessive fluctuations
                                           in market value. The Fund normally
                                           invests in equity securities of large,
                                           seasoned, U.S. and multinational
                                           companies believed to be undervalued.
   Mid-Cap Value Portfolio                 Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                           normally invests in common stocks of
                                           mid-sized companies believed to be
                                           undervalued.

PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --               Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                  with preservation of capital and            Company LLC
                                           prudent investment management. The
                                           Fund normally invests in intermediate
                                           maturity fixed income securities.

PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                      Fund normally invests in the common         ("Putnam")
                                           stocks of U.S. companies believed to
                                           be fast-growing and whose earnings are
                                           likely to increase over time.

   Putnam VT International Equity          Seeks capital appreciation. The Fund        Putnam
     Fund-- Class IB Shares+               normally invests in common stocks of
                                           companies outside the U.S.

   Putnam VT Small Cap Value Fund --       Seeks capital appreciation. The Fund        Putnam
     Class IB Shares                       normally invests in the common stocks
                                           of U.S. companies believed to be
                                           undervalued in the market.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                 Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                           normally invests in common stocks and       ("SBAM")
                                           their equivalents of companies
                                           believed to be undervalued in the
                                           marketplace.

   Investors Fund -- Class I               Seeks long term growth of capital.          SBAM
                                           Secondarily seeks current income. The
                                           Fund normally invests in common stocks
                                           of established companies.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap Core             Seeks capital appreciation. The Fund        SBFM
     Portfolio                             normally invests in the equity
                                           securities of U.S. companies with
                                           large market capitalizations.
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     All Cap Growth and Value              Fund normally invests in equity
                                           securities within all market
                                           capitalization ranges. The Fund
                                           consists of two segments. The All Cap
                                           Growth segment combines the growth
                                           potential of small to medium companies
                                           with the stability of high-quality
                                           large company growth stocks. The All
                                           Cap Value segment invests in companies
                                           whose market prices are attractive in
                                           relation to their business
                                           fundamentals.



              FUNDING                                   INVESTMENT                                INVESTMENT
              OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Global All Cap Growth and Value       Fund normally invests in equity
                                           securities. The Fund consists of four
                                           segments. The Large Cap Growth segment
                                           focuses on high-quality stocks with
                                           consistent growth. The Large Cap Value
                                           segment invests in established
                                           undervalued companies. The Mid/Small
                                           Cap Growth segment invests in small
                                           and medium sized companies with strong
                                           fundamentals and earnings growth
                                           potential. The International/ADR
                                           segment seeks to build long-term
                                           well-diversified portfolios with
                                           exceptional risk/reward
                                           characteristics.

   Multiple Discipline Portfolio --        Seeks long-term growth of capital. The      SBFM
     Large Cap Growth and Value            Fund normally invests in equity
                                           securities of companies with large
                                           market capitalizations. The Fund
                                           consists of two segments. The Large
                                           Cap Growth segment focuses on
                                           high-quality stocks with consistent
                                           growth. The Large Cap Value segment
                                           invests in established undervalued
                                           companies.

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II+         Seeks long term capital growth.             Strong Capital Management Inc.
                                           Current income is a secondary
                                           objective. The Fund normally invests
                                           in the common stocks of U.S. companies
                                           believed to be undervalued relative to
                                           the market.

THE TRAVELERS SERIES TRUST
   Disciplined Mid Cap Stock               Seeks growth of capital. The Fund           Travelers Asset Management
     Portfolio+                            normally invests in the equity              International Company LLC
                                           securities of companies with mid-size       ("TAMIC")
                                           market capitalizations.                     Subadviser: Travelers Investment
                                                                                       Management Company ("TIMCO")

   Equity Income Portfolio                 Seeks reasonable income. The Fund           TAMIC
                                           normally invests in equity securities       Subadviser: Fidelity Management &
                                           with a focus on income producing            Research Company ("FMR")
                                           equities.

   Federated High Yield Portfolio          Seeks high current income. The Fund         TAMIC
                                           normally invests in below                   Subadviser: Federated Investment
                                           investment-grade bonds and debt             Management Company ("Federated")
                                           securities.

   Large Cap Portfolio                     Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in the                Subadviser: FMR
                                           securities of companies with large
                                           market capitalizations.

   Lazard International Stock              Seeks capital appreciation. The Fund        TAMIC
     Portfolio                             normally invests in equity securities       Subadviser: Lazard Asset
                                           of non-U.S. domiciled companies             Management
                                           located in developed markets.
   Merrill Lynch Large Cap Core            Seeks long-term capital growth. The         TAMIC
     Portfolio                             Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                           portfolio of equity securities of           Investment Managers, L.P. ("MLIM")
                                           large cap companies located in the
                                           United States.

   MFS Emerging Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in common stock       Subadviser: Massachusetts
                                           and related securities of emerging          Financial Services ("MFS")
                                           growth companies.

   MFS Mid Cap Growth Portfolio            Seeks long term growth of capital. The      TAMIC
                                           Fund normally invests in equity             Subadviser: MFS
                                           securities of companies with medium
                                           market capitalization that are
                                           believed to have above average growth
                                           potential.

   MFS Value Portfolio                     Seeks capital appreciation and              TAMIC
                                           reasonable income. The Fund normally        Subadviser: MFS
                                           invests in income producing equity
                                           securities of companies believed to be
                                           undervalued in the market.

   Pioneer Fund Portfolio                  Seeks reasonable income and capital         TAMIC
                                           growth. The Fund normally invests in        Subadviser: Pioneer Investment
                                           equity securities that are carefully        Management Inc.
                                           selected, reasonably priced securities.


             FUNDING                                   INVESTMENT                                INVESTMENT
             OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------    ----------------------------------------    -----------------------------------
   U.S. Government Securities              Seeks current income, total return and      TAMIC
     Portfolio                             high credit quality. The Fund normally
                                           invests in securities issued or
                                           guaranteed by the U.S. Government, its
                                           agencies or instrumentalities.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio      Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                           normally invests in common stocks of        ("TIA")
                                           companies that are likely to benefit        Subadviser: AIM Capital
                                           from new products, services or              Management Inc.
                                           processes or have experienced
                                           above-average earnings growth.

   SB Adjustable Rate Income               Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class          the degree of fluctuation of its net
                                           asset value resulting from movements
                                           in interest rates. The Fund normally
                                           invests in adjustable rate securities.

   Smith Barney Aggressive Growth          Seeks long-term capital appreciation.       SBFM
     Portfolio                             The Fund normally invests in common
                                           stocks of companies that are
                                           experiencing, or are expected to
                                           experience, growth in earnings.

   Smith Barney High Income Portfolio      Seeks high current income.                  SBFM
                                           Secondarily, seeks capital
                                           appreciation. The Fund normally
                                           invests in high yield corporate debt
                                           and preferred stock of U.S. and
                                           foreign issuers.

   Smith Barney Large Capitalization       Seeks long term growth of capital. The      SBFM
     Growth Portfolio                      Fund normally invests in equities, or
                                           similar securities, of companies with
                                           large market capitalizations.

   Smith Barney Mid Cap Core Portfolio     Seeks long-term growth of capital. The      SBFM
                                           Fund normally invests in equities, or
                                           similar securities, of medium sized
                                           companies.

   Smith Barney Money Market Portfolio     Seeks to maximize current income            SBFM
                                           consistent with preservation of
                                           capital. The Fund seeks to maintain a
                                           stable $1 share price. The Fund
                                           normally invests in high quality U.S.
                                           short-term debt securities.

   Strategic Equity Portfolio              Seeks capital appreciation. The Fund        TIA
                                           normally invests in the equity              Subadviser: FMR
                                           securities, primarily in common stocks
                                           of domestic issuers, and is not
                                           constrained to any particular
                                           investment style.

   Travelers Managed Income Portfolio      Seeks high current income consistent        TAMIC
                                           with prudent risk of capital. The Fund
                                           normally invests in U.S. corporate
                                           debt and U.S. government securities.

VAN KAMPEN LIFE INVESTMENT TRUST
   Emerging Growth Portfolio Class II      Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                                normally invests in common stocks of
                                           emerging growth companies.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth           Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio               Fund normally invests in equity
                                           securities of small cap companies and
                                           related investments.

VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2    Seeks long term growth of capital. The      FMR
                                           Fund normally invests in common stocks
                                           of companies with medium market
                                           capitalizations.

--------------
 +     Closed to new investors.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    o the ability for you to make withdrawals and surrenders under the Contracts

    o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

    o the available funding options and related programs (including portfolio rebalancing, asset allocation and systematic withdrawal programs)

    o administration of the annuity options available under the Contracts, and the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

    o sales and marketing expenses including commission payments to your sales agent

    o   other costs of doing business.

Risks we assume include:

    o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

    o   that the amount of the death benefit will be greater than the Contract
        Value

    o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $40 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

    (1) from the distribution of death proceeds

    (2) after an annuity payout has begun or

    (3) if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. If you choose the Standard Death Benefit, this charge equals 1.55% annually. If you choose the Enhanced Death Benefit, this charge equals 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

ENHANCED STEPPED-UP PROVISION CHARGE

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.25% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If the GMWB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 1.00% of the amounts held in each funding option. The current charge is 0.40%. Your current charge will not change unless you reset your benefits, at which time we may modify the charge.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

    o   the dollar amount you request to transfer;

    o   the number of transfers you made within the previous three months;

    o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

    o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfer made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

    o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

    o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply to its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                            ASSET ALLOCATION PROGRAM
--------------------------------------------------------------------------------
Under the asset allocation program, your Purchase Payments are allocated among a set of funding options based on asset allocation models, which were designed by Ibbotson Associates. Your asset allocation model will be based on your responses to a personal profile questionnaire that measures your personal investment risk tolerance, investment time horizon, financial goals and other factors. If you elect to participate in the asset allocation program, initial and additional Purchase Payments will be allocated among the model and funding options you select. Although you may only use one model at a time, you may elect to change your selection as your tolerance for risk and/or your needs and objectives change. You may use a questionnaire that we offer to determine the model that best meets your risk tolerance and time horizons.

From time to time, Ibbotson Associates reviews the models and may find that asset allocations within a particular model may need to be changed. We will notify you regarding any such change and you will make the final decision as to whether you will accept the change in your current allocation.

In order to participate in this program, you will need to complete the required questionnaire. All Travelers Marquis Portfolios Contract features will continue to apply. Contact your financial consultant for additional information.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

We may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. It is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

We offer a Guaranteed Minimum Withdrawal Benefit rider ("GMWB Rider") for an additional charge. The GMWB Rider guarantees return of your Purchase Payments regardless of market conditions if you do not withdraw more than a certain amount per year. Once you elect this benefit, you cannot cancel it. You must elect the benefit at time of purchase. GMWB will automatically terminate upon annuitization or if you assign your Contract to a different Contract Owner.

Your initial Purchase Payment is used to determine your initial remaining benefit base, ("RBB"), or the maximum amount of money that is guaranteed to be returned to you subject to the conditions below. The maximum amount you may withdraw on an annual basis without an adverse effect on your guarantee is your annual withdrawal benefit ("AWB").

If you make your first withdrawal within three full years after you purchased GMWB, your AWB will equal 5% of your RBB immediately prior to your first withdrawal. If you begin making withdrawals more than three complete years after you purchased GMWB, your AWB will equal 10% of your RBB immediately prior to your first withdrawal. Your AWB may be taken on any payment schedule you request, e.g. monthly. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of or none of your AWB in any given year, your RBB and AWB will not increase. You can continue to receive your AWB until the RBB is depleted.

Your RBB and AWB will not change unless you make subsequent Purchase Payments or take withdrawals from your Contract, as described below. If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. We reserve the right not to include subsequent Purchase Payments in the calculation of the RBB.

When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.

WITHDRAWALS: If the total of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, is equal to or less than your AWB immediately prior to the current withdrawal, we will recalculate your RBB to equal the RBB immediately prior to the withdrawal, less the amount of the current withdrawal.

If the total amount of all withdrawals since the most recent Contract Date anniversary, including the current withdrawal, exceed the AWB, we will recalculate both your RBB and AWB by applying a partial surrender reduction. The partial surrender reduction is equal to 1) the RBB or AWB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

For example, assume your initial Purchase Payment is $100,000, your age is less than 70, and a withdrawal of $10,000 is taken in Contract Year two:


------------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
------------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT            RBB                AWB (5%)        CONTRACT            RBB               AWB (5%)
                        VALUE                                                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
  VALUES AS OF
------------------------------------------------------------------------------------------------------------------------------------
  CONTRACT DATE        $100,000         $100,000              $5,000          $100,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY PRIOR
  TO WITHDRAWAL,
  CONTRACT YEAR TWO   $115,000         $100,000              $5,000           $85,000         $100,000             $5,000
------------------------------------------------------------------------------------------------------------------------------------
  IMMEDIATELY AFTER                     $91,304               $4,565                           $88,235              $4,412
  WITHDRAWAL,                     [100,000 - (100,000     [5,000 - (5,000                [100,000 - (100,000   [5,000 - (5,000
  CONTRACT YEAR TWO    $105,000   x 10,000/115,000)]     x 10,000/115,000)]   $75,000      x 10,000/85,000)]  x 10,000/85,000)]
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN VALUE
  DUE TO WITHDRAWAL
  (PARTIAL
  SURRENDER
  REDUCTION)           $10,000           $8,696                $435           $10,000          $11,765               $588
------------------------------------------------------------------------------------------------------------------------------------


   Any time on or after the 5th Contract Date anniversary, you may choose to reset your RBB to equal your current Contract Value. Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply, which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. Your second and all subsequent resets must occur at least 5 years from the most recent reset. If your first withdrawal from the Contract is prior to your third Contract Date anniversary, your AWB will equal 5% of your RBB after any reset. Similarly, if you began taking withdrawals after your third Contract Year, your AWB will equal 10% of your RBB after any reset. In addition, the length of time over which you can expect to receive your RBB will be reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on a contract anniversary.

   If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

    o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or E.S.P. benefit, if any, will be paid.

    o The total annual payment amount will equal the AWB and will never exceed your RBB and

    o   We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant

       o   all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect the Standard Death Benefit or the Enhanced Death Benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

    (1) the Contract Value on the Death Report Date or

    (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT

We will pay to the beneficiary the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

    (1) the Contract Value on the Death Report Date or

    (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

    (3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the Contract Value on that anniversary. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the step-up value, we will reset the step-up value to equal that greater amount. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals, as described above.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       $50,000 x ($10,000/$55,000) = $9,090

Your new step-up value would be $50,000-$9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       $50,000 x ($10,000/$30,000) = $16,666

Your new step-up value would be $50,000-$16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

         $50,000 x ($10,000/$55,000) = $9,090

Your new modified Purchase Payment would be $50,000 -- $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

         $50,000 x ($10,000/$30,000) = $16,666

Your new modified Purchase Payment would be $50,000 -- $16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE ANNUITANT)       The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)           The beneficiary (ies),       Unless the beneficiary elects to          Yes
(WITH NO JOINT OWNER)                  or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive the distribution.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The surviving joint                                                    Yes
NOT THE ANNUITANT)                     owner.
------------------------------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO IS        The beneficiary (ies),       Unless the beneficiary elects to          Yes
THE ANNUITANT)                         or, if none, to the          continue the Contract rather than
                                       surviving joint owner.       receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS NOT        The surviving joint          Unless the spouse elects to continue      Yes
THE ANNUITANT)                         owner.                       the Contract.
------------------------------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE        The beneficiary (ies),       Unless the spousal beneficiary            Yes
ANNUITANT)                             or, if none, to the          elects to continue the Contract.
                                       surviving joint owner.
                                                                    A spouse who is not the beneficiary may
                                                                    decline to receive the proceeds and
                                                                    instruct the Company to pay the
                                                                    beneficiary, who may elect to continue
                                                                    the Contract.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE              The beneficiary (ies),       Unless the beneficiary elects to          Yes
CONTRACT OWNER)                        or if none, to the           continue the Contract rather than
                                       Contract Owner.              receive the distribution

                                                                    Or if there is a Contingent Annuitant,
                                                                    then, the Contingent Annuitant becomes
                                                                    the Annuitant and the Contract continues
                                                                    in effect (generally using the original
                                                                    Maturity Date). The proceeds will then
                                                                    be paid upon the death of the Contingent
                                                                    Annuitant or owner.
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT         See death of "owner who                                                Yes
OWNER)                                 is the Annuitant" above.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A            The beneficiary (ies)                                                  Yes (Death of
NONNATURAL OWNER/TRUST)                or if none, to the                                                     Annuitant is
                                       owner.                                                                 treated as death of
                                                                                                              the owner in these
                                                                                                              circumstances.)

------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING         No death proceeds are                                                  N/A
ANNUITANT IS STILL ALIVE)              payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS
------------------------------------------------------------------------------------------------------------------------------------
    BEFORE THE MATURITY DATE,              THE COMPANY WILL         UNLESS. . .                                    MANDATORY
      UPON THE DEATH OF THE              PAY THE PROCEEDS TO:                                                 PAYOUT RULES APPLY*
------------------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                      The beneficiary (ies),       Unless the beneficiary elects to          Yes
                                       or if none, to the           continue the Contract rather than
                                       Contract Owner's estate.     receive a distribution.
------------------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are                                                  N/A
                                       payable; Contract
                                       continues.
------------------------------------------------------------------------------------------------------------------------------------

--------------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   take a loan

       o   make additional Purchase Payments.

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)


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


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.


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

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See Annuity Options.)

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Contract Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payment for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is

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

a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------
The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account TM and Separate Account TM II, respectively. Both Separate Account TM and Separate Account TM II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account TM and Separate Account TM II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P. or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such an arrangement with Citigroup Global Market (f/k/a Smith Barney), an affiliate of the Company and TDLLC. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

CITICORP INVESTMENT SERVICES, INC. TDLLC has entered into a selling agreement with Citicorp Investment Services, Inc. ("CIS"), which is affiliated with the Company. CIS is a subsidiary of Citibank, N.A. Registered representatives of CIS, who are properly licensed and appointed, may offer the Contract to customers.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Contract Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.606           0.745                  56,892
                                                               2002        0.883           0.606                  71,514
                                                               2001        1.000           0.883                  41,391

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        0.706           0.918                 576,419
                                                               2002        0.924           0.706                 451,412
                                                               2001        1.000           0.924                 393,635

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.580           0.704                 382,496
                                                               2002        0.854           0.580                 254,433
                                                               2001        1.000           0.854                  46,304

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.293                   8,352

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.246                  72,456

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.251                 157,374

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        0.781           1.097                 151,321
                                                               2002        0.898           0.781                 199,865
                                                               2001        1.012           0.898                 197,721
                                                               2000        1.503           1.012                 172,677

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Emerging Markets Portfolio (continued)...................   1999        0.843           1.503                  30,889
                                                               1998        1.000           0.843                  27,219

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.302           1.716                 471,982
                                                               2002        1.267           1.302                 497,132
                                                               2001        1.185           1.267                 306,300
                                                               2000        0.917           1.185                 203,266
                                                               1999        0.958           0.917                  30,843
                                                               1998        1.000           0.958                  13,403

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.115           1.556                 265,517
                                                               2002        1.201           1.115                 266,573
                                                               2001        1.093           1.201                 188,264
                                                               2000        0.940           1.093                  79,165
                                                               1999        1.005           0.940                  37,900
                                                               1998        1.000           1.005                   5,244

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        0.844           1.005                 654,363
                                                               2002        1.030           0.844                 664,780
                                                               2001        1.156           1.030                 897,310
                                                               2000        1.183           1.156                 820,955
                                                               1999        1.080           1.183                 404,436
                                                               1998        1.000           1.080                  69,574

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        0.982           1.272                 387,968
                                                               2002        1.235           0.982                 459,177
                                                               2001        1.339           1.235                 699,418
                                                               2000        1.202           1.339                 529,777
                                                               1999        0.992           1.202                 175,277
                                                               1998        1.000           0.992                  90,951

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        0.881           1.188                 307,364
                                                               2002        1.256           0.881                 280,424
                                                               2001        1.508           1.256                 266,271

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Franklin Small Cap Fund -- Class 2 Shares (continued)....   2000        1.837           1.508                 314,051
                                                               1999        1.072           1.837                  24,048
                                                               1998        1.000           1.072                  10,667

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.037                 134,393
                                                               2002        1.000           0.843                  37,702

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2003        0.910           1.368                 150,724
                                                               2002        0.927           0.910                 126,277
                                                               2001        1.025           0.927                 511,294
                                                               2000        1.535           1.025                  93,827
                                                               1999        1.018           1.535                  32,333
                                                               1998        1.000           1.018                  12,791

   Templeton Foreign Securities Fund -- Class 2
   Shares (8/98)............................................   2003        0.718           0.933                 665,962
                                                               2002        0.896           0.718                 625,285
                                                               2001        1.086           0.896               1,313,320
                                                               2000        1.131           1.086                 546,405
                                                               1999        0.934           1.131                 167,939
                                                               1998        1.000           0.934                  70,695

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.760           0.931                 792,934
                                                               2002        0.938           0.760                 496,262
                                                               2001        1.000           0.938                 127,985

   Fundamental Value Portfolio (5/01).......................   2003        0.711           0.969               1,080,865
                                                               2002        0.919           0.711               1,151,580
                                                               2001        1.000           0.919                 713,749

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        0.553           0.672                 382,550
                                                               2002        0.719           0.553                 432,929
                                                               2001        0.846           0.719                 599,469
                                                               2000        1.000           0.846                 466,649

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   International Growth Portfolio -- Service Shares (5/00)..   2003        0.432           0.571                 630,837
                                                               2002        0.592           0.432                 716,213
                                                               2001        0.786           0.592                 976,826
                                                               2000        1.000           0.786                 449,819

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.282           0.374               1,055,017
                                                               2002        0.399           0.282                 887,901
                                                               2001        0.673           0.399                 908,056
                                                               2000        1.000           0.673                 465,042

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                   1,000

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                 112,725

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                  88,446

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.127           1.164               5,776,342
                                                               2002        1.051           1.127               1,826,598
                                                               2001        1.000           1.051                 725,154

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.557           0.723                  53,217
                                                               2002        0.804           0.557                   7,755
                                                               2001        1.000           0.804                   8,517

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.693           0.875                 189,560
                                                               2002        0.856           0.693                 164,372
                                                               2001        1.000           0.856                 747,912

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.873           1.284                 204,137
                                                               2002        1.086           0.873                 249,544
                                                               2001        1.000           1.086                  89,952

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        0.694           0.949                 345,342
                                                               2002        0.942           0.694                 366,681
                                                               2001        1.000           0.942                 159,718

   Investors Fund -- Class I (10/98)........................   2003        0.919           1.196                 702,541
                                                               2002        1.215           0.919                 700,557
                                                               2001        1.289           1.215                 972,771
                                                               2000        1.138           1.289                 415,791
                                                               1999        1.036           1.138                 310,855
                                                               1998        1.000           1.036                  24,856

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        0.806           0.978                  33,176
                                                               2002        1.000           0.806                  17,892

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        0.811           1.103                 137,594
                                                               2002        1.073           0.811                 139,192
                                                               2001        1.048           1.073                 186,167
                                                               2000        0.989           1.048                 183,365
                                                               1999        1.035           0.989                  40,237
                                                               1998        1.000           1.035                  21,778

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.120           1.473                 103,531
                                                               2002        1.330           1.120                 132,421
                                                               2001        1.410           1.330                 243,418
                                                               2000        1.229           1.410                 249,527
                                                               1999        1.102           1.229                 130,522
                                                               1998        1.000           1.102                  25,371

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.239                 139,742

   Federated High Yield Portfolio (5/02)....................   2003        0.976           1.175               1,614,932
                                                               2002        1.000           0.976                  60,502

   Large Cap Portfolio (8/98)...............................   2003        0.741           0.908               1,814,849
                                                               2002        0.976           0.741               1,836,295
                                                               2001        1.201           0.976               2,241,811

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Large Cap Portfolio (continued)..........................   2000        1.429           1.201               1,915,349
                                                               1999        1.124           1.429                 609,907
                                                               1998        1.000           1.124                  43,623

   Lazard International Stock Portfolio (7/98)..............   2003        0.597           0.755               1,216,746
                                                               2002        0.698           0.597               1,133,471
                                                               2001        0.962           0.698               1,929,050
                                                               2000        1.104           0.962               1,100,451
                                                               1999        0.923           1.104                 358,549
                                                               1998        1.000           0.923                 152,201

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        0.656           0.782                 512,563
                                                               2002        0.892           0.656                 562,002
                                                               2001        1.170           0.892                 735,283
                                                               2000        1.260           1.170                 679,947
                                                               1999        1.036           1.260                 356,534
                                                               1998        1.000           1.036                  99,898

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.523           0.665                  74,663
                                                               2002        0.810           0.523                  76,383
                                                               2001        1.000           0.810                  11,170

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.369           0.497               1,381,403
                                                               2002        0.734           0.369               1,305,919
                                                               2001        0.978           0.734               1,053,178
                                                               2000        1.000           0.978                 538,431

   MFS Value Portfolio (11/98)..............................   2003        0.946           1.159                 766,211
                                                               2002        1.108           0.946                 639,840
                                                               2001        1.116           1.108                 342,122
                                                               2000        1.017           1.116                 255,805
                                                               1999        0.985           1.017                 129,620
                                                               1998        1.000           0.985                  27,741

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                 178,212

   U.S. Government Securities Portfolio (8/98)..............   2003        1.289           1.302               1,476,680
                                                               2002        1.154           1.289               1,518,786
                                                               2001        1.109           1.154               1,138,946
                                                               2000        0.986           1.109                 753,531

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   U.S. Government Securities Portfolio (continued).........   1999        1.046           0.986                 455,487
                                                               1998        1.000           1.046                 167,258

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        0.746           0.948                 715,425
                                                               2002        0.996           0.746                 760,548
                                                               2001        1.329           0.996                 983,621
                                                               2000        1.509           1.329               1,113,516
                                                               1999        1.074           1.509                 160,182
                                                               1998        1.000           1.074                  13,025

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        0.637           0.842               1,265,821
                                                               2002        0.961           0.637               1,499,808
                                                               2001        1.019           0.961               1,288,105
                                                               2000        1.000           1.019                 525,230

   Smith Barney High Income Portfolio (8/98)................   2003        0.779           0.977               2,600,507
                                                               2002        0.819           0.779                 925,354
                                                               2001        0.866           0.819               1,067,254
                                                               2000        0.958           0.866                 784,035
                                                               1999        0.949           0.958                 467,863
                                                               1998        1.000           0.949                  99,255

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.872           1.265               2,557,681
                                                               2002        1.179           0.872               2,604,167
                                                               2001        1.371           1.179               2,813,671
                                                               2000        1.498           1.371               2,125,193
                                                               1999        1.165           1.498                 980,806
                                                               1998        1.000           1.165                 222,326

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.744           0.949                 428,902
                                                               2002        0.936           0.744                 334,013
                                                               2001        1.000           0.936                 256,409

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.105           1.093               1,317,789
                                                               2002        1.109           1.105              10,584,421
                                                               2001        1.088           1.109               1,314,594
                                                               2000        1.044           1.088                 407,508

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Money Market Portfolio (continued)..........   1999        1.013           1.044                 241,033
                                                               1998        1.000           1.013                 157,837

   Strategic Equity Portfolio (5/01)........................   2003        0.533           0.695                 154,967
                                                               2002        0.817           0.533                  69,419
                                                               2001        1.000           0.817                  27,956

   Travelers Managed Income Portfolio (7/98)................   2003        1.106           1.179               5,337,288
                                                               2002        1.101           1.106               2,627,482
                                                               2001        1.049           1.101               2,644,089
                                                               2000        0.989           1.049               2,026,569
                                                               1999        0.997           0.989                 841,369
                                                               1998        1.000           0.997                 163,644

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.538           0.672                  67,928
                                                               2002        0.813           0.538                  69,091
                                                               2001        1.000           0.813                  45,563

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.689           0.962                 123,215
                                                               2002        0.943           0.689                  63,778
                                                               2001        1.000           0.943                  42,468

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.908           1.234                 338,408
                                                               2002        1.026           0.908                 428,077
                                                               2001        1.000           1.026                 122,335

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        1.000           1.259                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.327                 110,860

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.247                  40,270

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.286                      --

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.239                  13,360

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.244                  13,403

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        1.000           1.439                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.000           1.362                  31,434

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.000           1.454                   6,323

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        1.000           1.239                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        1.000           1.344                      --

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        1.000           1.397                  50,242

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.260                      --

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (7/98)............................................   2003        1.000           1.510                  26,578


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Templeton Foreign Securities Fund -- Class 2                2003        1.000           1.344                   2,488
   Shares (8/98)............................................

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        1.000           1.255                      --

   Fundamental Value Portfolio (5/01).......................   2003        1.000           1.417                   7,140

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        1.000           1.242                      --

   International Growth Portfolio -- Service Shares (5/00)..   2003        1.000           1.405                      --

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.348                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                 174,658

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                  71,591

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.020                 366,006

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        1.000           1.330                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.326                   9,994

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        1.000           1.398                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Investors Fund -- Class I (10/98)........................   2003        1.000           1.338                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        1.000           1.249                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        1.000           1.448                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.000           1.363                      --

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.232                      --

   Federated High Yield Portfolio (5/02)....................   2003        1.000           1.183                   2,427

   Large Cap Portfolio (8/98)...............................   2003        1.000           1.253                      --

   Lazard International Stock Portfolio (7/98)..............   2003        1.000           1.315                 174,231

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        1.000           1.233                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        1.000           1.278                      --

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        1.000           1.347                  64,369

   MFS Value Portfolio (11/98)..............................   2003        1.000           1.278                      --

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                   8,270

   U.S. Government Securities Portfolio (8/98)..............   2003        1.000           1.005                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        1.000           1.295                      --

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        1.000           1.342                   4,871

   Smith Barney High Income Portfolio (8/98)................   2003        1.000           1.221                   1,653

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000           1.453                      --


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        1.000           1.319                      --

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.000           0.984                  32,745

   Strategic Equity Portfolio (5/01)........................   2003        1.000           1.310                      --

   Travelers Managed Income Portfolio (7/98)................   2003        1.000           1.053                  54,755

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        1.000           1.248                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.438                   3,321

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        1.000           1.406                      --


                                      NOTES

Effective March 31,2003, Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity
Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new contract owners.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix C. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.70%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.606           0.745                 936,508
                                                               2002        0.883           0.606                 886,637
                                                               2001        1.000           0.883                 388,401

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        0.706           0.918               6,400,024
                                                               2002        0.924           0.706               6,384,732
                                                               2001        1.000           0.924               3,476,961

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        0.580           0.704               1,916,658
                                                               2002        0.854           0.580               1,707,293
                                                               2001        1.000           0.854               1,538,779

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.293                 412,281

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.246               2,140,832

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.251               2,718,996

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        0.781           1.097               2,272,993
                                                               2002        0.898           0.781               2,672,774
                                                               2001        1.012           0.898               3,008,083
                                                               2000        1.503           1.012               2,838,716

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Emerging Markets Portfolio (continued)...................   1999        0.843           1.503               1,105,585
                                                               1998        1.000           0.843                 617,918

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.302           1.716               4,795,634
                                                               2002        1.267           1.302               5,233,628
                                                               2001        1.185           1.267               4,636,847
                                                               2000        0.917           1.185               4,076,268
                                                               1999        0.958           0.917               2,708,375
                                                               1998        1.000           0.958               1,203,931

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.115           1.556               4,953,948
                                                               2002        1.201           1.115               4,836,885
                                                               2001        1.093           1.201               4,355,639
                                                               2000        0.940           1.093               3,452,988
                                                               1999        1.005           0.940               2,494,324
                                                               1998        1.000           1.005                 997,680

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        0.844           1.005               9,443,487
                                                               2002        1.030           0.844               9,780,653
                                                               2001        1.156           1.030              11,083,820
                                                               2000        1.183           1.156              11,541,680
                                                               1999        1.080           1.183               9,234,694
                                                               1998        1.000           1.080               3,607,198

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        0.982           1.272               8,423,132
                                                               2002        1.235           0.982               9,826,797
                                                               2001        1.339           1.235              10,848,294
                                                               2000        1.202           1.339               8,838,471
                                                               1999        0.992           1.202               4,819,089
                                                               1998        1.000           0.992              11,692,226

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        0.881           1.188               6,216,178
                                                               2002        1.256           0.881               6,759,968
                                                               2001        1.508           1.256               8,178,178

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 1.70% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Franklin Small Cap Fund -- Class 2 Shares (continued)....   2000        1.837           1.508               7,011,307
                                                               1999        1.072           1.837               3,616,359
                                                               1998        1.000           1.072               1,140,671

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        0.843           1.037               1,137,845
                                                               2002        1.000           0.843                 500,854

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2003        0.910           1.368               3,248,308
                                                               2002        0.927           0.910               3,171,808
                                                               2001        1.025           0.927               3,801,879
                                                               2000        1.535           1.025               2,997,201
                                                               1999        1.018           1.535               1,581,452
                                                               1998        1.000           1.018                 553,203

   Templeton Foreign Securities Fund -- Class 2
   Shares (8/98)............................................   2003        0.718           0.933              12,816,765
                                                               2002        0.896           0.718              12,560,850
                                                               2001        1.086           0.896              13,698,000
                                                               2000        1.131           1.086              11,852,349
                                                               1999        0.934           1.131              16,064,588
                                                               1998        1.000           0.934               3,208,623

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.760           0.931               5,768,612
                                                               2002        0.938           0.760               4,330,558
                                                               2001        1.000           0.938               1,674,614

   Fundamental Value Portfolio (5/01).......................   2003        0.711           0.969              12,105,628
                                                               2002        0.919           0.711              12,830,574
                                                               2001        1.000           0.919               6,421,437

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        0.553           0.672               2,857,638
                                                               2002        0.719           0.553               3,472,994
                                                               2001        0.846           0.719               4,690,847
                                                               2000        1.000           0.846               3,948,994

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   International Growth Portfolio -- Service Shares (5/00)..   2003        0.432           0.571              11,731,586
                                                               2002        0.592           0.432              13,654,878
                                                               2001        0.786           0.592              17,792,716
                                                               2000        1.000           0.786              12,468,964

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        0.282           0.374              10,946,512
                                                               2002        0.399           0.282              13,232,485
                                                               2001        0.673           0.399              16,270,771
                                                               2000        1.000           0.673               9,922,978

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.333                  45,922

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.242                 734,746

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.257                 819,272

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.127           1.164              16,928,856
                                                               2002        1.051           1.127              18,378,464
                                                               2001        1.000           1.051               5,196,919

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.557           0.723                  99,723
                                                               2002        0.804           0.557                 105,503
                                                               2001        1.000           0.804                 252,273

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        0.693           0.875               2,815,546
                                                               2002        0.856           0.693               3,088,946
                                                               2001        1.000           0.856               1,329,272

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        0.873           1.284               1,034,359
                                                               2002        1.086           0.873               1,009,641
                                                               2001        1.000           1.086                 652,686

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        0.694           0.949               7,079,942
                                                               2002        0.942           0.694               6,503,977
                                                               2001        1.000           0.942               3,177,228

   Investors Fund -- Class I (10/98)........................   2003        0.919           1.196              14,753,346
                                                               2002        1.215           0.919              16,296,829
                                                               2001        1.289           1.215              18,303,758
                                                               2000        1.138           1.289              10,810,997
                                                               1999        1.036           1.138               7,439,494
                                                               1998        1.000           1.036               2,216,940

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        0.806           0.978                 974,866
                                                               2002        1.000           0.806                 491,361

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        0.811           1.103               2,610,325
                                                               2002        1.073           0.811               2,896,144
                                                               2001        1.048           1.073               3,655,838
                                                               2000        0.989           1.048               3,760,800
                                                               1999        1.035           0.989               3,899,036
                                                               1998        1.000           1.035               1,223,602

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.120           1.473               3,972,368
                                                               2002        1.330           1.120               4,474,489
                                                               2001        1.410           1.330               6,130,457
                                                               2000        1.229           1.410               6,695,493
                                                               1999        1.102           1.229               5,262,368
                                                               1998        1.000           1.102               1,803,332

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.239                 404,329

   Federated High Yield Portfolio (5/02)....................   2003        0.976           1.175               4,478,693
                                                               2002        1.000           0.976               2,246,332

   Large Cap Portfolio (8/98)...............................   2003        0.741           0.908              20,040,536
                                                               2002        0.976           0.741              22,138,586
                                                               2001        1.201           0.976              26,078,528

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Large Cap Portfolio (continued)..........................   2000        1.429           1.201              24,049,820
                                                               1999        1.124           1.429              12,235,302
                                                               1998        1.000           1.124               2,626,893

   Lazard International Stock Portfolio (7/98)..............   2003        0.597           0.755              23,795,351
                                                               2002        0.698           0.597              24,811,387
                                                               2001        0.962           0.698              26,495,747
                                                               2000        1.104           0.962              23,431,580
                                                               1999        0.923           1.104              15,199,353
                                                               1998        1.000           0.923               5,353,658

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        0.656           0.782               4,644,328
                                                               2002        0.892           0.656               5,607,452
                                                               2001        1.170           0.892               6,795,161
                                                               2000        1.260           1.170               7,319,138
                                                               1999        1.036           1.260               5,602,395
                                                               1998        1.000           1.036               1,147,635

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.523           0.665                 335,710
                                                               2002        0.810           0.523                 301,331
                                                               2001        1.000           0.810                 176,672

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        0.369           0.497              18,965,569
                                                               2002        0.734           0.369              19,149,188
                                                               2001        0.978           0.734              15,757,040
                                                               2000        1.000           0.978               7,778,010

   MFS Value Portfolio (11/98)..............................   2003        0.946           1.159              10,199,982
                                                               2002        1.108           0.946              10,529,874
                                                               2001        1.116           1.108               9,787,956
                                                               2000        1.017           1.116               7,279,135
                                                               1999        0.985           1.017               7,026,564
                                                               1998        1.000           0.985               2,138,258

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.214                 112,020

   U.S. Government Securities Portfolio (8/98)..............   2003        1.289           1.302              11,809,144
                                                               2002        1.154           1.289              17,746,645
                                                               2001        1.109           1.154              14,184,591
                                                               2000        0.986           1.109              10,402,283

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   U.S. Government Securities Portfolio (continued).........   1999        1.046           0.986               6,962,624
                                                               1998        1.000           1.046               2,467,008

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        0.746           0.948              14,432,405
                                                               2002        0.996           0.746              16,802,401
                                                               2001        1.329           0.996              13,039,537
                                                               2000        1.509           1.329              13,689,850
                                                               1999        1.074           1.509               7,917,069
                                                               1998        1.000           1.074               2,829,493

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        0.637           0.842              18,169,599
                                                               2002        0.961           0.637              17,667,518
                                                               2001        1.019           0.961              15,447,962
                                                               2000        1.000           1.019               6,521,820

   Smith Barney High Income Portfolio (8/98)................   2003        0.779           0.977              17,293,158
                                                               2002        0.819           0.779              17,060,498
                                                               2001        0.866           0.819              19,872,625
                                                               2000        0.958           0.866              17,409,472
                                                               1999        0.949           0.958              11,849,075
                                                               1998        1.000           0.949               4,153,841

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.872           1.265              34,959,587
                                                               2002        1.179           0.872              37,813,309
                                                               2001        1.371           1.179              40,179,549
                                                               2000        1.498           1.371              34,728,875
                                                               1999        1.165           1.498              20,512,758
                                                               1998        1.000           1.165               5,546,493

   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        0.744           0.949               5,515,565
                                                               2002        0.936           0.744               4,813,912
                                                               2001        1.000           0.936               2,148,792

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.105           1.093              17,203,433
                                                               2002        1.109           1.105              24,522,332
                                                               2001        1.088           1.109              50,263,541
                                                               2000        1.044           1.088              30,154,400

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Money Market Portfolio (continued)..........   1999        1.013           1.044              15,470,047
                                                               1998        1.000           1.013              16,945,764

   Strategic Equity Portfolio (5/01)........................   2003        0.533           0.695               1,112,984
                                                               2002        0.817           0.533               1,201,346
                                                               2001        1.000           0.817                 631,165

   Travelers Managed Income Portfolio (7/98)................   2003        1.106           1.179              43,596,461
                                                               2002        1.101           1.106              46,789,996
                                                               2001        1.049           1.101              52,746,610
                                                               2000        0.989           1.049              43,936,884
                                                               1999        0.997           0.989              29,609,709
                                                               1998        1.000           0.997               9,136,205

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.538           0.672                 555,104
                                                               2002        0.813           0.538                 552,800
                                                               2001        1.000           0.813                 531,538

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        0.689           0.962               1,401,962
                                                               2002        0.943           0.689               1,392,276
                                                               2001        1.000           0.943                 941,855

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.908           1.234               2,518,082
                                                               2002        1.026           0.908               2,260,935
                                                               2001        1.000           1.026                 423,144

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        1.000           1.259                      --

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.327                  95,890

   AllianceBernstein Premier Growth Portfolio --
   Class B (5/01)...........................................   2003        1.000           1.247                   2,545

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.286                  25,536

   Growth Fund -- Class 2 Shares (5/03).....................   2003        1.000           1.239                 600,909

   Growth-Income Fund -- Class 2 Shares (5/03)..............   2003        1.000           1.244                 610,611

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)........................   2003        1.000           1.439                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (8/98)........   2003        1.000           1.362                 108,202

   Delaware VIP Small Cap Value Series -- Standard
   Class (11/98)............................................   2003        1.000           1.454                 194,731

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (8/98)............................................   2003        1.000           1.239                  24,820

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (9/98)............................................   2003        1.000           1.344                   1,993

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund -- Class 2 Shares (12/98)........   2003        1.000           1.397                  56,880

   Mutual Shares Securities Fund -- Class 2 Shares (5/02)...   2003        1.000           1.260                  29,383

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (11/98)...........................................   2003        1.000           1.510                  48,856

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Templeton Foreign Securities Fund -- Class 2                2003        1.000           1.344                 212,633
   Shares (8/98)............................................

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        1.000           1.255                 118,552

   Fundamental Value Portfolio (5/01).......................   2003        1.000           1.417                 168,543

Janus Aspen Series
   Growth and Income Portfolio -- Service Shares (5/00).....   2003        1.000           1.242                      --

   International Growth Portfolio -- Service Shares (5/00)..   2003        1.000           1.405                  18,664

   Mid Cap Growth Portfolio -- Service Shares (5/00)........   2003        1.000           1.348                  49,764

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03).............   2003        1.000           1.326                  25,095

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03).......................   2003        1.000           1.235                 184,192

   Mid-Cap Value Portfolio (5/03)...........................   2003        1.000           1.250                 209,478

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.000           1.020               1,122,021

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        1.000           1.330                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2003        1.000           1.326                  56,811

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2003        1.000           1.538                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (5/01)...........................   2003        1.000           1.398                  42,277


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Investors Fund -- Class I (10/98)........................   2003        1.000           1.338                 142,357

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02).............   2003        1.000           1.249                  37,100

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)...................   2003        1.000           1.448                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)...............   2003        1.000           1.363                      --

   Equity Income Portfolio (5/03)...........................   2003        1.000           1.232                  28,483

   Federated High Yield Portfolio (5/02)....................   2003        1.000           1.183                 192,510

   Large Cap Portfolio (8/98)...............................   2003        1.000           1.253                  70,978

   Lazard International Stock Portfolio (7/98)..............   2003        1.000           1.315                 101,537

   Merrill Lynch Large Cap Core Portfolio (11/98)...........   2003        1.000           1.233                   1,046

   MFS Emerging Growth Portfolio (5/01).....................   2003        1.000           1.278                   3,655

   MFS Mid Cap Growth Portfolio (5/00)......................   2003        1.000           1.347                  95,537

   MFS Value Portfolio (11/98)..............................   2003        1.000           1.278                 108,184

   Pioneer Fund Portfolio (5/03)............................   2003        1.000           1.208                  40,443

   U.S. Government Securities Portfolio (8/98)..............   2003        1.000           1.005                 267,916

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)................   2003        1.000           1.295                  56,682

   Smith Barney Aggressive Growth Portfolio (5/00)..........   2003        1.000           1.342                 550,111

   Smith Barney High Income Portfolio (8/98)................   2003        1.000           1.221                  77,968

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000           1.453                 353,819


                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT       OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR         END OF YEAR
----------------                                              ------- ---------------- ---------------    -----------------
   Smith Barney Mid Cap Core Portfolio (5/01)...............   2003        1.000           1.319                  63,633

   Smith Barney Money Market Portfolio (9/98)...............   2003        1.000           0.984                 292,702

   Strategic Equity Portfolio (5/01)........................   2003        1.000           1.310                  12,363

   Travelers Managed Income Portfolio (7/98)................   2003        1.000           1.053                 401,215

Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        1.000           1.248                  31,824

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2003        1.000           1.438                  84,883

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        1.000           1.406                 238,933


                                      NOTES

Effective March 31,2003, Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio -- Class B.

Effective March 31, 2003, Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio -- Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio -- Class B.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003, Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity
Fund -- Class IB Shares.

Effective April 30, 2003, Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003, Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003, The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003, The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003, The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003, Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Shares is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund -- Series I is no longer available to new contract owners.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                   APPENDIX C
--------------------------------------------------------------------------------
               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Accountants
                         Condensed Financial Information
                         Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, One Cityplace, 3CP,Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21254S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21255S.

Name:
            --------------------------------------------------------------------

Address:
            --------------------------------------------------------------------

            --------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

L-21254                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                               MARQUIS PORTFOLIOS


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                   MAY 3, 2004


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................    2
PRINCIPAL UNDERWRITER....................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................    2
VALUATION OF ASSETS......................................................    3
FEDERAL TAX CONSIDERATIONS...............................................    4
INDEPENDENT AUDITORS.....................................................    7
CONDENSED FINANCIAL INFORMATION..........................................    8
FINANCIAL STATEMENTS.....................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account TM II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                         TDLLC UNDERWRITING COMMISSIONS

-----------------------------------------------------------------------------------------------------------------------------
                                            UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                    BY THE COMPANY                          RETAINED BY TDLLC
-----------------------------------------------------------------------------------------------------------------------------
2003                                                       $121,903                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2002                                                       $103,960                                    $0
-----------------------------------------------------------------------------------------------------------------------------
2001                                                       $124,215                                    $0
-----------------------------------------------------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b)  = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
   YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


                              INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund's financial statements.

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                                 MARQUIS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.604           0.742               1,279,434
                                                               2002        0.882           0.604               1,518,451
                                                               2001        1.000           0.882               1,062,490

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        0.704           0.914               7,361,827
                                                               2002        0.923           0.704               8,287,863
                                                               2001        1.000           0.923               7,670,884

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        0.579           0.701               4,857,063
                                                               2002        0.853           0.579               4,351,369
                                                               2001        1.000           0.853               3,677,961

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000           1.292                 708,259

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000           1.244               3,148,822

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000           1.249               4,005,985

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        0.776           1.088               3,330,265
                                                               2002        0.894           0.776               3,970,002
                                                               2001        1.008           0.894               4,949,889
                                                               2000        1.500           1.008               4,720,783
                                                               1999        0.842           1.500               1,775,067
                                                               1998        1.000           0.842                 436,823

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.293           1.702               6,192,784
                                                               2002        1.260           1.293               6,868,037
                                                               2001        1.180           1.260               6,779,937
                                                               2000        0.915           1.180               6,376,352
                                                               1999        0.957           0.915               2,774,241
                                                               1998        1.000           0.957                 737,088

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.108           1.544               6,579,045
                                                               2002        1.195           1.108               6,021,239
                                                               2001        1.089           1.195               6,081,503
                                                               2000        0.938           1.089               4,013,761
                                                               1999        1.005           0.938               1,995,812
                                                               1998        1.000           1.005                 945,867

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        0.838           0.997              11,883,486
                                                               2002        1.025           0.838              12,274,774
                                                               2001        1.151           1.025              13,580,072
                                                               2000        1.180           1.151              12,695,129
                                                               1999        1.079           1.180               7,731,002
                                                               1998        1.000           1.079               2,235,635



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        0.976           1.262               7,293,805
                                                               2002        1.229           0.976               8,561,232
                                                               2001        1.334           1.229               9,825,253
                                                               2000        1.199           1.334               8,753,265
                                                               1999        0.992           1.199               5,202,767
                                                               1998        1.000           0.992               1,337,518

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        0.875           1.179               9,501,811
                                                               2002        1.250           0.875              10,117,213
                                                               2001        1.502           1.250              10,681,241
                                                               2000        1.833           1.502               9,307,455
                                                               1999        1.071           1.833               4,408,346
                                                               1998        1.000           1.071               1,065,535

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.035               2,571,733
                                                               2002        1.000           0.842                 896,271

   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2003        0.904           1.357               4,128,753
                                                               2002        0.922           0.904               4,507,614
                                                               2001        1.022           0.922               4,978,515
                                                               2000        1.532           1.022               4,122,143
                                                               1999        1.018           1.532               2,458,389
                                                               1998        1.000           1.018                 495,430

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        0.713           0.925              16,455,099
                                                               2002        0.892           0.713              17,138,713
                                                               2001        1.082           0.892              17,300,315
                                                               2000        1.129           1.082              13,874,626
                                                               1999        0.933           1.129               7,581,668
                                                               1998        1.000           0.933               2,007,980

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.759           0.928               8,235,348
                                                               2002        0.937           0.759               7,251,517
                                                               2001        1.000           0.937               3,908,301

   Fundamental Value Portfolio (5/01)                          2003        0.709           0.965              18,816,467
                                                               2002        0.918           0.709              21,108,224
                                                               2001        1.000           0.918              17,418,863

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        0.551           0.668               6,834,833
                                                               2002        0.717           0.551               7,599,052
                                                               2001        0.846           0.717               8,832,282
                                                               2000        1.000           0.846               8,198,518

   International Growth Portfolio - Service Shares (5/00)      2003        0.430           0.568              17,667,851
                                                               2002        0.590           0.430              21,263,036
                                                               2001        0.785           0.590              27,589,796
                                                               2000        1.000           0.785              21,255,376

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.281           0.372              21,613,332
                                                               2002        0.398           0.281              25,550,416
                                                               2001        0.672           0.398              28,196,365
                                                               2000        1.000           0.672              18,095,927


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.332                 289,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.241               1,298,245

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.256                 769,537

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.124           1.159              20,805,234
                                                               2002        1.050           1.124              24,725,625
                                                               2001        1.000           1.050              12,252,780

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.555           0.720                 206,726
                                                               2002        0.803           0.555                 550,898
                                                               2001        1.000           0.803                 785,073

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.691           0.872               3,179,728
                                                               2002        0.855           0.691               3,950,388
                                                               2001        1.000           0.855               1,826,794

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.871           1.279               1,650,222
                                                               2002        1.085           0.871               2,796,684
                                                               2001        1.000           1.085               2,171,278

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        0.692           0.945               7,178,714
                                                               2002        0.941           0.692               7,212,548
                                                               2001        1.000           0.941               4,256,487

   Investors Fund - Class I (10/98)                            2003        0.913           1.186              17,702,675
                                                               2002        1.209           0.913              19,992,017

                                                               2001        1.285           1.209              21,035,842
                                                               2000        1.135           1.285              10,865,957
                                                               1999        1.036           1.135               5,734,969
                                                               1998        1.000           1.036               1,268,600

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        0.805           0.976                 785,215
                                                               2002        1.000           0.805                 343,455

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        0.805           1.094               3,049,994
                                                               2002        1.068           0.805               3,421,028
                                                               2001        1.044           1.068               4,681,770
                                                               2000        0.987           1.044               4,586,723
                                                               1999        1.035           0.987               4,125,225
                                                               1998        1.000           1.035               1,493,135

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.113           1.461               4,972,174
                                                               2002        1.323           1.113               5,790,543
                                                               2001        1.405           1.323               7,079,826
                                                               2000        1.227           1.405               7,708,198
                                                               1999        1.101           1.227               5,718,100
                                                               1998        1.000           1.101               1,019,641

   Equity Income Portfolio (5/03)                              2003        1.000           1.237                 883,221



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Federated High Yield Portfolio (5/02)                       2003        0.975           1.172               4,484,654
                                                               2002        1.000           0.975               3,328,517

   Large Cap Portfolio (8/98)                                  2003        0.736           0.901              27,584,214
                                                               2002        0.971           0.736              30,387,292
                                                               2001        1.197           0.971              33,190,372
                                                               2000        1.426           1.197              29,347,577
                                                               1999        1.123           1.426              16,376,413
                                                               1998        1.000           1.123               2,924,400

   Lazard International Stock Portfolio (7/98)                 2003        0.593           0.749              24,813,208
                                                               2002        0.694           0.593              25,859,516
                                                               2001        0.958           0.694              28,052,337
                                                               2000        1.102           0.958              24,405,807
                                                               1999        0.922           1.102              16,263,702
                                                               1998        1.000           0.922               4,798,972

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        0.652           0.776               7,206,415
                                                               2002        0.887           0.652               8,629,778
                                                               2001        1.166           0.887              10,751,648
                                                               2000        1.258           1.166              12,243,636
                                                               1999        1.036           1.258               7,433,610
                                                               1998        1.000           1.036               1,181,631

   MFS Emerging Growth Portfolio (5/01)                        2003        0.522           0.662                 321,011
                                                               2002        0.809           0.522                 300,291
                                                               2001        1.000           0.809                 238,799

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.368           0.495              27,359,596
                                                               2002        0.732           0.368              28,227,544
                                                               2001        0.977           0.732              24,034,467
                                                               2000        1.000           0.977              13,193,446

   MFS Value Portfolio (11/98)                                 2003        0.940           1.149              12,601,426
                                                               2002        1.102           0.940              13,934,798
                                                               2001        1.112           1.102              12,607,692
                                                               2000        1.015           1.112               7,660,932
                                                               1999        0.985           1.015               7,231,932
                                                               1998        1.000           0.985               1,602,093

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.213                 463,084

   U.S. Government Securities Portfolio (8/98)                 2003        1.280           1.292              13,810,996
                                                               2002        1.148           1.280              19,221,221
                                                               2001        1.105           1.148              17,835,943
                                                               2000        0.984           1.105              15,574,711
                                                               1999        1.045           0.984               6,963,749
                                                               1998        1.000           1.045               1,161,742

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        0.741           0.940              22,030,580
                                                               2002        0.991           0.741              24,975,827
                                                               2001        1.325           0.991              18,368,884
                                                               2000        1.506           1.325              18,036,975
                                                               1999        1.073           1.506              10,806,635
                                                               1998        1.000           1.073               2,034,539

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        0.634           0.837              30,976,709
                                                               2002        0.959           0.634              30,374,545
                                                               2001        1.018           0.959              28,655,860
                                                               2000        1.000           1.018              10,356,572



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio (8/98)                   2003        0.774           0.969              15,488,428
                                                               2002        0.815           0.774              18,451,057
                                                               2001        0.863           0.815              19,648,417
                                                               2000        0.956           0.863              17,017,132
                                                               1999        0.949           0.956              11,834,439
                                                               1998        1.000           0.949               2,336,688

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.866           1.254              42,999,110
                                                               2002        1.173           0.866              46,166,489
                                                               2001        1.366           1.173              51,569,359
                                                               2000        1.495           1.366              43,087,412
                                                               1999        1.164           1.495              22,901,699
                                                               1998        1.000           1.164               4,295,306

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        0.742           0.946               7,557,573
                                                               2002        0.935           0.742               7,828,725
                                                               2001        1.000           0.935               3,433,670

   Smith Barney Money Market Portfolio (9/98)                  2003        1.097           1.084              18,649,579
                                                               2002        1.104           1.097              25,766,671
                                                               2001        1.084           1.104              25,680,889
                                                               2000        1.041           1.084              13,337,251
                                                               1999        1.013           1.041              10,341,808
                                                               1998        1.000           1.013               5,361,023

   Strategic Equity Portfolio (5/01)                           2003        0.532           0.692               1,447,330
                                                               2002        0.816           0.532               1,463,560
                                                               2001        1.000           0.816               1,291,445

   Travelers Managed Income Portfolio (7/98)                   2003        1.099           1.170              47,014,857
                                                               2002        1.096           1.099              51,117,577
                                                               2001        1.046           1.096              59,077,787
                                                               2000        0.987           1.046              45,515,502
                                                               1999        0.997           0.987              28,494,450
                                                               1998        1.000           0.997               8,972,968

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.537           0.669               1,049,128
                                                               2002        0.812           0.537               1,125,440
                                                               2001        1.000           0.812               1,158,423

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.688           0.958               2,445,464
                                                               2002        0.942           0.688               2,500,836
                                                               2001        1.000           0.942               1,584,397

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.905           1.229               3,795,417
                                                               2002        1.025           0.905               3,484,259
                                                               2001        1.000           1.025               1,488,974


                                 MARQUIS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.95%


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.781           0.958                  21,117
                                                               2002        1.142           0.781                  21,020
                                                               2001        1.000           1.142                  15,655

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        0.872           1.131                 106,968
                                                               2002        1.144           0.872                 189,682
                                                               2001        1.000           1.144                  60,676

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        0.802           0.970                  46,122
                                                               2002        1.183           0.802                  40,675
                                                               2001        1.000           1.183                  19,140

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000           1.291                       -

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000           1.244                   3,711

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000           1.248                  21,629

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.048           1.469                     995
                                                               2002        1.208           1.048                     954
                                                               2001        1.000           1.208                   2,951

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.128           1.482                  85,164
                                                               2002        1.100           1.128                  85,591
                                                               2001        1.000           1.100                  12,355

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.105           1.538                  83,010
                                                               2002        1.193           1.105                  73,579
                                                               2001        1.000           1.193                       -

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        0.910           1.082                  21,527
                                                               2002        1.115           0.910                  21,964
                                                               2001        1.000           1.115                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        0.940           1.214                   8,556
                                                               2002        1.185           0.940                   9,900
                                                               2001        1.000           1.185                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        0.858           1.155                  50,177
                                                               2002        1.227           0.858                  65,061
                                                               2001        1.000           1.227                  18,290

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.842           1.033                   3,916
                                                               2002        1.000           0.842                  91,321

   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2003        1.115           1.673                  16,266
                                                               2002        1.138           1.115                  22,281
                                                               2001        1.000           1.138                  36,198

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        0.906           1.174                  96,582
                                                               2002        1.134           0.906                 104,226
                                                               2001        1.000           1.134                   7,450



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.919           1.123                 133,048
                                                               2002        1.136           0.919                 147,859
                                                               2001        1.000           1.136                  51,956

   Fundamental Value Portfolio (5/01)                          2003        0.905           1.230                 306,485
                                                               2002        1.172           0.905                 320,859
                                                               2001        1.000           1.172                  45,310

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        0.864           1.046                  19,814
                                                               2002        1.126           0.864                  19,027
                                                               2001        1.000           1.126                  17,950

   International Growth Portfolio - Service Shares (5/00)      2003        0.853           1.125                   1,617
                                                               2002        1.171           0.853                   1,689
                                                               2001        1.000           1.171                  11,741

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.816           1.079                     712
                                                               2002        1.158           0.816                   8,606
                                                               2001        1.000           1.158                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.331                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.240                       -

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.255                   7,417

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.072           1.105                 451,327
                                                               2002        1.003           1.072                 502,635
                                                               2001        1.000           1.003                  77,479

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.851           1.102                   7,308
                                                               2002        1.233           0.851                   7,931
                                                               2001        1.000           1.233                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.918           1.158                  25,983
                                                               2002        1.137           0.918                  31,162
                                                               2001        1.000           1.137                  19,860

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.978           1.436                     623
                                                               2002        1.221           0.978                   8,247
                                                               2001        1.000           1.221                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        0.828           1.129                  48,032
                                                               2002        1.127           0.828                  59,851
                                                               2001        1.000           1.127                       -

   Investors Fund - Class I (10/98)                            2003        0.855           1.110                 107,698
                                                               2002        1.133           0.855                 212,764
                                                               2001        1.000           1.133                  34,772

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        0.804           0.974                       -
                                                               2002        1.000           0.804                       -



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        0.899           1.220                       -
                                                               2002        1.193           0.899                       -
                                                               2001        1.000           1.193                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.003           1.316                       -
                                                               2002        1.194           1.003                       -
                                                               2001        1.000           1.194                       -

   Equity Income Portfolio (5/03)                              2003        1.000           1.237                       -

   Federated High Yield Portfolio (5/02)                       2003        0.975           1.170                  37,994
                                                               2002        1.000           0.975                  30,894

   Large Cap Portfolio (8/98)                                  2003        0.861           1.053                  80,471
                                                               2002        1.137           0.861                  68,965
                                                               2001        1.000           1.137                  41,458

   Lazard International Stock Portfolio (7/98)                 2003        0.904           1.140                  64,055
                                                               2002        1.059           0.904                  67,716
                                                               2001        1.000           1.059                  37,021

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        0.845           1.004                   9,413
                                                               2002        1.151           0.845                  10,691
                                                               2001        1.000           1.151                   8,779

   MFS Emerging Growth Portfolio (5/01)                        2003        0.786           0.995                   5,336
                                                               2002        1.218           0.786                   5,344
                                                               2001        1.000           1.218                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.613           0.824                 146,040
                                                               2002        1.221           0.613                 181,227
                                                               2001        1.000           1.221                  65,638

   MFS Value Portfolio (11/98)                                 2003        0.959           1.172                  81,272
                                                               2002        1.126           0.959                  95,993
                                                               2001        1.000           1.126                  40,857

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.212                       -

   U.S. Government Securities Portfolio (8/98)                 2003        1.112           1.121                  39,671
                                                               2002        0.998           1.112                 141,490
                                                               2001        1.000           0.998                  27,323

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        0.900           1.142                   2,301
                                                               2002        1.206           0.900                   2,482
                                                               2001        1.000           1.206                   4,291

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        0.801           1.057                 754,632
                                                               2002        1.213           0.801                 768,352
                                                               2001        1.000           1.213                  33,928

   Smith Barney High Income Portfolio (8/98)                   2003        0.984           1.231                  34,465
                                                               2002        1.037           0.984                  36,175
                                                               2001        1.000           1.037                  22,439




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR         END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.871           1.261                 156,369
                                                               2002        1.181           0.871                 254,763
                                                               2001        1.000           1.181                  32,597

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        0.978           1.244                  77,854
                                                               2002        1.232           0.978                  78,770
                                                               2001        1.000           1.232                  19,454

   Smith Barney Money Market Portfolio (9/98)                  2003        0.993           0.981                  56,356
                                                               2002        1.000           0.993                  82,752
                                                               2001        1.000           1.000                  36,958

   Strategic Equity Portfolio (5/01)                           2003        0.748           0.972                  14,881
                                                               2002        1.148           0.748                  14,899
                                                               2001        1.000           1.148                       -

   Travelers Managed Income Portfolio (7/98)                   2003        0.982           1.045                 242,729
                                                               2002        0.980           0.982                 357,569
                                                               2001        1.000           0.980                 177,069

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.748           0.932                  36,299
                                                               2002        1.133           0.748                  36,323
                                                               2001        1.000           1.133                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.886           1.233                  79,146
                                                               2002        1.215           0.886                  80,922
                                                               2001        1.000           1.215                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.991           1.344                 157,932
                                                               2002        1.123           0.991                 148,745
                                                               2001        1.000           1.123                  15,974



                                 MARQUIS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        0.780           0.955                 174,862
                                                               2002        1.142           0.780                 188,376
                                                               2001        1.000           1.142                  77,881

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        0.871           1.127               2,359,557
                                                               2002        1.144           0.871               1,324,525
                                                               2001        1.000           1.144                 433,464

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        0.801           0.967               1,229,563
                                                               2002        1.182           0.801                 368,128
                                                               2001        1.000           1.182                 642,184

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000           1.290                 465,965

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000           1.242               2,228,383

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000           1.247               2,218,734



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.046           1.464                 156,838
                                                               2002        1.208           1.046                  91,419
                                                               2001        1.000           1.208                  11,914

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.126           1.477               1,544,105
                                                               2002        1.100           1.126                 385,208
                                                               2001        1.000           1.100                  87,129

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.103           1.533               1,398,791
                                                               2002        1.193           1.103                 464,807
                                                               2001        1.000           1.193                  61,060

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        0.909           1.078                 675,023
                                                               2002        1.114           0.909                 273,513
                                                               2001        1.000           1.114                  53,041

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        0.938           1.210                 347,394
                                                               2002        1.185           0.938                 211,836
                                                               2001        1.000           1.185                  66,604

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        0.857           1.151               1,787,262
                                                               2002        1.227           0.857                 376,676
                                                               2001        1.000           1.227                  47,052

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        0.841           1.030                 785,960
                                                               2002        1.000           0.841                  72,324

   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2003        1.113           1.667                 793,163
                                                               2002        1.138           1.113                 175,803
                                                               2001        1.000           1.138                  28,505

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        0.904           1.170               3,633,035
                                                               2002        1.133           0.904                 581,551
                                                               2001        1.000           1.133                  51,101

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.917           1.119               1,982,492
                                                               2002        1.136           0.917                 767,635
                                                               2001        1.000           1.136                 301,770

   Fundamental Value Portfolio (5/01)                          2003        0.903           1.226               3,618,482
                                                               2002        1.172           0.903               1,856,925
                                                               2001        1.000           1.172                 655,357

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        0.862           1.043                 119,080
                                                               2002        1.126           0.862                 117,085
                                                               2001        1.000           1.126                 555,506

   International Growth Portfolio - Service Shares (5/00)      2003        0.851           1.121                 546,072
                                                               2002        1.171           0.851                 106,103
                                                               2001        1.000           1.171                  50,978

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        0.815           1.075                 457,783
                                                               2002        1.157           0.815                  70,170
                                                               2001        1.000           1.157                  43,567



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.330                 104,407

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.239               1,315,578

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.254               1,391,763

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.070           1.101               9,367,828
                                                               2002        1.002           1.070               3,650,929
                                                               2001        1.000           1.002                 932,812

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        0.850           1.099                  30,741
                                                               2002        1.233           0.850                  33,270
                                                               2001        1.000           1.233                  21,987

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        0.917           1.154                 754,014
                                                               2002        1.137           0.917                 360,935
                                                               2001        1.000           1.137                  77,809

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        0.976           1.431                 395,754
                                                               2002        1.220           0.976                 191,001
                                                               2001        1.000           1.220                  37,235

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        0.827           1.126               1,369,096
                                                               2002        1.127           0.827                 819,215
                                                               2001        1.000           1.127                 173,026

   Investors Fund - Class I (10/98)                            2003        0.854           1.106               1,837,879
                                                               2002        1.133           0.854               1,005,163
                                                               2001        1.000           1.133                 220,043

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        0.803           0.971                 402,294
                                                               2002        1.000           0.803                 148,905

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        0.897           1.216                       -
                                                               2002        1.193           0.897                       -
                                                               2001        1.000           1.193                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.001           1.311                       -
                                                               2002        1.193           1.001                       -
                                                               2001        1.000           1.193                       -

   Equity Income Portfolio (5/03)                              2003        1.000           1.235               1,020,254

   Federated High Yield Portfolio (5/02)                       2003        0.974           1.167               1,826,676
                                                               2002        1.000           0.974                 208,526

   Large Cap Portfolio (8/98)                                  2003        0.859           1.049               1,766,727
                                                               2002        1.137           0.859                 585,787
                                                               2001        1.000           1.137                  77,150

   Lazard International Stock Portfolio (7/98)                 2003        0.902           1.136               2,857,308
                                                               2002        1.058           0.902                 957,940
                                                               2001        1.000           1.058                 106,751



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        0.843           1.001                 112,239
                                                               2002        1.151           0.843                  82,716
                                                               2001        1.000           1.151                  59,692

   MFS Emerging Growth Portfolio (5/01)                        2003        0.784           0.992                 141,930
                                                               2002        1.218           0.784                  48,941
                                                               2001        1.000           1.218                   1,253

   MFS Mid Cap Growth Portfolio (5/00)                         2003        0.612           0.821               2,905,336
                                                               2002        1.221           0.612               1,401,208
                                                               2001        1.000           1.221                 191,437

   MFS Value Portfolio (11/98)                                 2003        0.957           1.168               2,758,053
                                                               2002        1.125           0.957               1,012,827
                                                               2001        1.000           1.125                 213,699

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.211                 223,609

   U.S. Government Securities Portfolio (8/98)                 2003        1.110           1.117               1,211,784
                                                               2002        0.998           1.110                 951,673
                                                               2001        1.000           0.998                 267,096

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        0.899           1.138                 287,290
                                                               2002        1.206           0.899                  67,654
                                                               2001        1.000           1.206                     822

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        0.799           1.053               4,466,282
                                                               2002        1.212           0.799               2,012,701
                                                               2001        1.000           1.212               1,056,299

   Smith Barney High Income Portfolio (8/98)                   2003        0.982           1.227               1,000,019
                                                               2002        1.037           0.982                 283,108
                                                               2001        1.000           1.037                  76,534

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        0.870           1.257               4,983,077
                                                               2002        1.181           0.870               2,021,347
                                                               2001        1.000           1.181                 540,144

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        0.976           1.240               2,660,894
                                                               2002        1.232           0.976                 962,056
                                                               2001        1.000           1.232                 150,616

   Smith Barney Money Market Portfolio (9/98)                  2003        0.992           0.977               3,224,526
                                                               2002        1.000           0.992               2,136,289
                                                               2001        1.000           1.000                 514,730

   Strategic Equity Portfolio (5/01)                           2003        0.746           0.969                 357,922
                                                               2002        1.147           0.746                 111,003
                                                               2001        1.000           1.147                  60,428

   Travelers Managed Income Portfolio (7/98)                   2003        0.981           1.041               7,805,365
                                                               2002        0.980           0.981               3,230,893
                                                               2001        1.000           0.980                 728,910

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        0.747           0.929                 272,531
                                                               2002        1.133           0.747                 152,259
                                                               2001        1.000           1.133                  77,131

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.884           1.229                 572,008
                                                               2002        1.214           0.884                 236,075
                                                               2001        1.000           1.214                  49,363

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        0.989           1.339               1,164,895
                                                               2002        1.123           0.989                 261,059
                                                               2001        1.000           1.123                  75,949


                                 MARQUIS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        1.000           1.262                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        1.000           1.329                 227,532

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        1.000           1.250                 267,913

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000           1.288                 914,212

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000           1.241               3,253,276

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000           1.246               2,734,692

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.000           1.442                  11,337

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.000           1.364                 871,698

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.000           1.458                 674,431

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        1.000           1.241                 442,816

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.000           1.347                  87,769

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        1.000           1.400               1,119,874

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.263                 814,594

   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2003        1.000           1.513                 460,993

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        1.000           1.347               1,542,049

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        1.000           1.257               1,975,761

   Fundamental Value Portfolio (5/01)                          2003        1.000           1.420               1,889,614

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        1.000           1.245                  16,789

   International Growth Portfolio - Service Shares (5/00)      2003        1.000           1.408                 188,747

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.351                 367,583



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.328                 113,935

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237               1,163,832

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252               1,982,499

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.022               5,186,452

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        1.000           1.333                   2,275

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.329                 123,759

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.541                 192,053

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        1.000           1.401                 212,563

   Investors Fund - Class I (10/98)                            2003        1.000           1.341                 800,109

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        1.000           1.252                 298,164

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        1.000           1.451                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.000           1.366                       -

   Equity Income Portfolio (5/03)                              2003        1.000           1.234                 511,975

   Federated High Yield Portfolio (5/02)                       2003        1.000           1.186               1,564,317

   Large Cap Portfolio (8/98)                                  2003        1.000           1.256                 620,861

   Lazard International Stock Portfolio (7/98)                 2003        1.000           1.318                 879,858

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        1.000           1.236                  14,244

   MFS Emerging Growth Portfolio (5/01)                        2003        1.000           1.281                  13,938

   MFS Mid Cap Growth Portfolio (5/00)                         2003        1.000           1.350                 529,759

   MFS Value Portfolio (11/98)                                 2003        1.000           1.280               1,010,704

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.210                 297,037

   U.S. Government Securities Portfolio (8/98)                 2003        1.000           1.007                 362,745

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        1.000           1.298                 215,165

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        1.000           1.345               2,580,040

   Smith Barney High Income Portfolio (8/98)                   2003        1.000           1.223               1,049,128



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000           1.456               2,303,053

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        1.000           1.322               1,246,271

   Smith Barney Money Market Portfolio (9/98)                  2003        1.000           0.986                 844,055

   Strategic Equity Portfolio (5/01)                           2003        1.000           1.313                  66,114

   Travelers Managed Income Portfolio (7/98)                   2003        1.000           1.055               1,849,660

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        1.000           1.251                  67,027

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.441                 306,971

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.409                 608,924



                                 MARQUIS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        UEND OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2003        1.000           1.261                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2003        1.000           1.328                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2003        1.000           1.249                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2003        1.000           1.287                   9,281

   Growth Fund - Class 2 Shares (5/03)                         2003        1.000           1.240                   8,000

   Growth-Income Fund - Class 2 Shares (5/03)                  2003        1.000           1.245                  16,887

Credit Suisse Trust
   Emerging Markets Portfolio (7/98)                           2003        1.000           1.441                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2003        1.000           1.363                  13,505

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2003        1.000           1.456                  21,929

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio - Initial
   Shares (8/98)                                               2003        1.000           1.240                       -

   Dreyfus VIF Developing Leaders Portfolio - Initial
   Shares (9/98)                                               2003        1.000           1.346                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2003        1.000           1.399                  35,818

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2003        1.000           1.262                  62,488



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        UEND OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Developing Markets Securities Fund - Class 2
   Shares (11/98)                                              2003        1.000           1.512                   3,028

   Templeton Foreign Securities Fund - Class 2 Shares (8/98)   2003        1.000           1.346                 307,258

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        1.000           1.256                  23,846

   Fundamental Value Portfolio (5/01)                          2003        1.000           1.419                 468,509

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2003        1.000           1.244                       -

   International Growth Portfolio - Service Shares (5/00)      2003        1.000           1.407                       -

   Mid Cap Growth Portfolio - Service Shares (5/00)            2003        1.000           1.350                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2003        1.000           1.327                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2003        1.000           1.237                  15,381

   Mid-Cap Value Portfolio (5/03)                              2003        1.000           1.252                  15,556

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2003        1.000           1.022                  29,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (5/01)    2003        1.000           1.332                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2003        1.000           1.328                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (5/01)     2003        1.000           1.540                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2003        1.000           1.400                  62,932

   Investors Fund - Class I (10/98)                            2003        1.000           1.340                  19,278

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/02)                2003        1.000           1.251                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2003        1.000           1.450                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2003        1.000           1.365                       -

   Equity Income Portfolio (5/03)                              2003        1.000           1.233                       -

   Federated High Yield Portfolio (5/02)                       2003        1.000           1.185                  79,824

   Large Cap Portfolio (8/98)                                  2003        1.000           1.255                       -

   Lazard International Stock Portfolio (7/98)                 2003        1.000           1.317                       -

   Merrill Lynch Large Cap Core Portfolio (11/98)              2003        1.000           1.235                       -

   MFS Emerging Growth Portfolio (5/01)                        2003        1.000           1.280                   8,314



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR        UEND OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (5/00)                         2003        1.000           1.348                  11,981

   MFS Value Portfolio (11/98)                                 2003        1.000           1.279                       -

   Pioneer Fund Portfolio (5/03)                               2003        1.000           1.209                       -

   U.S. Government Securities Portfolio (8/98)                 2003        1.000           1.006                  13,081

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2003        1.000           1.297                   1,730

   Smith Barney Aggressive Growth Portfolio (5/00)             2003        1.000           1.343                 280,940

   Smith Barney High Income Portfolio (8/98)                   2003        1.000           1.222                  26,854

   Smith Barney Large Capitalization Growth Portfolio (8/98)   2003        1.000           1.455                 306,622

   Smith Barney Mid Cap Core Portfolio (5/01)                  2003        1.000           1.321                  23,301

   Smith Barney Money Market Portfolio (9/98)                  2003        1.000           0.985                  31,732

   Strategic Equity Portfolio (5/01)                           2003        1.000           1.312                       -

   Travelers Managed Income Portfolio (7/98)                   2003        1.000           1.054                 734,438

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2003        1.000           1.250                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        1.000           1.440                   2,159

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2003        1.000           1.408                       -




                                      NOTES

Effective March 31,2003 Alliance Variable Product Series Fund, Inc: Growth & Income Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Growth and Income Portfolio - Class B

Effective March 31, 2003 Alliance Variable Product Series Fund, Inc: Premier Growth Portfolio - Class B changed its name to AllianceBernstein Variable Product Series Fund, Inc. AllianceBernstein Premier Growth Portfolio - Class B

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund - Class IB Shares changed its name to Putnam VT Discovery Growth Fund - Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -Class IB Shares changed its name to Putnam VT International Equity Fund - Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio - Service Shares changed its name to Mid Cap Growth Portfolio - Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003 : The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio - Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio - Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio - Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio - Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Strong Variable Insurance Fund, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners

The Travelers Series Trust: Disciplined Mid Cap Stock Portfolio is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Shares is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds: AIM V.I Premier Equity Fund - Series I is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2003

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                      FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2003

                                          AIM V.I.        ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN
                                          PREMIER             GROWTH AND         PREMIER GROWTH       GLOBAL GROWTH
                                       EQUITY FUND -      INCOME PORTFOLIO -       PORTFOLIO -        FUND - CLASS 2
                                          SERIES I             CLASS B              CLASS B               SHARES
                                       -------------      ------------------   -----------------      --------------
ASSETS:
  Investments at market value:          $ 1,834,016          $15,817,316          $ 6,327,438          $ 3,272,249

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........            1,834,016           15,817,316            6,327,438            3,272,249
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                  415                3,660                1,479                  836
    Administrative fees ......                   38                  323                  127                   67
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                  453                3,983                1,606                  903
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $ 1,833,563          $15,813,333          $ 6,325,832          $ 3,271,346
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                        DELAWARE
                                                                                                        VIP REIT
                                                            GROWTH-INCOME                               SERIES -
                                       GROWTH FUND -        FUND - CLASS 2      EMERGING MARKETS        STANDARD
                                      CLASS 2 SHARES            SHARES             PORTFOLIO              CLASS
                                      --------------        --------------      ----------------       -----------
ASSETS:
  Investments at market value:          $14,153,897          $15,391,177          $ 6,367,944          $22,534,126

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           14,153,897           15,391,177            6,367,944           22,534,126
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                3,504                3,808                1,418                5,203
    Administrative fees ......                  281                  311                  129                  460
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                3,785                4,119                1,547                5,663
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $14,150,112          $15,387,058          $ 6,366,397          $22,528,463
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                             TEMPLETON
                                                                                                            DEVELOPING
   DELAWARE VIP         DREYFUS VIF          DREYFUS VIF                                                      MARKETS
     SMALL CAP          APPRECIATION         DEVELOPING         FRANKLIN SMALL        MUTUAL SHARES          SECURITIES
  VALUE SERIES -        PORTFOLIO -      LEADERS PORTFOLIO -      CAP FUND -       SECURITIES FUND -       FUND - CLASS 2
  STANDARD CLASS       INITIAL SHARES      INITIAL SHARES       CLASS 2 SHARES       CLASS 2 SHARES            SHARES
  --------------       --------------    -------------------    --------------     -----------------        -----------

   $21,443,389          $22,671,331          $20,471,183          $22,404,780          $ 5,801,719          $12,176,609


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    21,443,389           22,671,331           20,471,183           22,404,780            5,801,719           12,176,609
   -----------          -----------          -----------          -----------          -----------          -----------




         4,978                5,084                4,557                5,225                1,396                2,789
           439                  461                  420                  460                  117                  246
   -----------          -----------          -----------          -----------          -----------          -----------

         5,417                5,545                4,977                5,685                1,513                3,035
   -----------          -----------          -----------          -----------          -----------          -----------

   $21,437,972          $22,665,786          $20,466,206          $22,399,095          $ 5,800,206          $12,173,574
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                                       GROWTH AND
                                      TEMPLETON FOREIGN                                                  INCOME
                                      SECURITIES FUND -     APPRECIATION          FUNDAMENTAL          PORTFOLIO -
                                       CLASS 2 SHARES         PORTFOLIO         VALUE PORTFOLIO      SERVICE SHARES
                                      -----------------     ------------        ---------------      --------------
ASSETS:
  Investments at market value:          $34,336,028          $18,047,002          $38,296,710          $ 6,651,639

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           34,336,028           18,047,002           38,296,710            6,651,639
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                7,907                4,229                8,925                1,504
    Administrative fees ......                  691                  364                  777                  135
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                8,598                4,593                9,702                1,639
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $34,327,430          $18,042,409          $38,287,008          $ 6,650,000
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

  INTERNATIONAL           MID CAP              LAZARD                                                      TOTAL RETURN
     GROWTH               GROWTH             RETIREMENT           GROWTH AND                               PORTFOLIO -
   PORTFOLIO -          PORTFOLIO -           SMALL CAP             INCOME               MID-CAP          ADMINISTRATIVE
  SERVICE SHARES      SERVICE SHARES          PORTFOLIO            PORTFOLIO         VALUE PORTFOLIO           CLASS
  --------------      --------------         -----------          -----------        ---------------      --------------

   $17,651,568          $13,189,674          $   769,956          $ 5,841,034          $ 6,516,806          $61,116,247


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    17,651,568           13,189,674              769,956            5,841,034            6,516,806           61,116,247
   -----------          -----------          -----------          -----------          -----------          -----------




         3,964                3,023                  194                1,457                1,666               14,474
           358                  270                   16                  117                  130                1,247
   -----------          -----------          -----------          -----------          -----------          -----------

         4,322                3,293                  210                1,574                1,796               15,721
   -----------          -----------          -----------          -----------          -----------          -----------

   $17,647,246          $13,186,381          $   769,746          $ 5,839,460          $ 6,515,010          $61,100,526
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                          PUTNAM VT           PUTNAM VT           PUTNAM VT
                                          DISCOVERY         INTERNATIONAL         SMALL CAP
                                        GROWTH FUND -       EQUITY FUND -        VALUE FUND -
                                          CLASS IB            CLASS IB             CLASS IB           ALL CAP FUND -
                                           SHARES              SHARES               SHARES               CLASS I
                                        -------------       -------------        ------------         --------------
ASSETS:
  Investments at market value:          $   265,742          $ 6,377,563          $ 4,303,405          $15,544,825

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........              265,742            6,377,563            4,303,405           15,544,825
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........                   62                1,457                1,014                3,528
    Administrative fees ......                    5                  129                   89                  316
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......                   67                1,586                1,103                3,844
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $   265,675          $ 6,375,977          $ 4,302,302          $15,540,981
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                        SMITH BARNEY         STRONG MULTI         DISCIPLINED
 INVESTORS FUND -         LARGE CAP           CAP VALUE             MID CAP           EQUITY INCOME       FEDERATED HIGH
     CLASS I           CORE PORTFOLIO          FUND II          STOCK PORTFOLIO         PORTFOLIO         YIELD PORTFOLIO
 ----------------      --------------        ------------       ---------------       -------------       ---------------

   $42,087,116          $ 2,530,358          $ 6,217,345          $13,121,429          $ 3,521,849          $14,875,849


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    42,087,116            2,530,358            6,217,345           13,121,429            3,521,849           14,875,849
   -----------          -----------          -----------          -----------          -----------          -----------




         9,465                  591                1,379                2,936                  846                3,518
           854                   50                  127                  269                   69                  302
   -----------          -----------          -----------          -----------          -----------          -----------

        10,319                  641                1,506                3,205                  915                3,820
   -----------          -----------          -----------          -----------          -----------          -----------

   $42,076,797          $ 2,529,717          $ 6,215,839          $13,118,224          $ 3,520,934          $14,872,029
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                LAZARD           MERRILL LYNCH             MFS
                                         LARGE CAP          INTERNATIONAL          LARGE CAP             EMERGING
                                         PORTFOLIO         STOCK PORTFOLIO      CORE PORTFOLIO      GROWTH PORTFOLIO
                                        -----------        ---------------      --------------      ----------------
ASSETS:
  Investments at market value:          $45,874,659          $41,162,778          $ 9,363,139          $   615,034

  Receivables:
    Dividends ................                   --                   --                   --                   --
                                        -----------          -----------          -----------          -----------

      Total Assets ...........           45,874,659           41,162,778            9,363,139              615,034
                                        -----------          -----------          -----------          -----------


LIABILITIES:
  Payables:
    Insurance charges ........               10,320                9,250                2,095                  145
    Administrative fees ......                  934                  832                  191                   12
                                        -----------          -----------          -----------          -----------

      Total Liabilities ......               11,254               10,082                2,286                  157
                                        -----------          -----------          -----------          -----------

NET ASSETS:                             $45,863,405          $41,152,696          $ 9,360,853          $   614,877
                                        ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                      U.S.
     MFS MID                                                       GOVERNMENT          AIM CAPITAL         SMITH BARNEY
    CAP GROWTH           MFS VALUE           PIONEER FUND          SECURITIES         APPRECIATION          AGGRESSIVE
    PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO        GROWTH PORTFOLIO
   -----------          -----------          ------------         -----------         ------------       ----------------

   $26,335,105          $31,062,454          $ 1,377,288          $35,267,213          $35,082,739          $51,332,826


            --                   --                   --                   --                   --                   --
   -----------          -----------          -----------          -----------          -----------          -----------

    26,335,105           31,062,454            1,377,288           35,267,213           35,082,739           51,332,826
   -----------          -----------          -----------          -----------          -----------          -----------




         6,069                7,100                  334                8,012                7,866               11,975
           540                  631                   27                  727                  716                1,045
   -----------          -----------          -----------          -----------          -----------          -----------

         6,609                7,731                  361                8,739                8,582               13,020
   -----------          -----------          -----------          -----------          -----------          -----------

   $26,328,496          $31,054,723          $ 1,376,927          $35,258,474          $35,074,157          $51,319,806
   ===========          ===========          ===========          ===========          ===========          ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                        SMITH BARNEY          SMITH BARNEY          SMITH BARNEY          SMITH BARNEY
                                         HIGH INCOME      LARGE CAPITALIZATION      MID CAP CORE          MONEY MARKET
                                          PORTFOLIO         GROWTH PORTFOLIO         PORTFOLIO              PORTFOLIO
                                        ------------      --------------------      ------------          ------------
ASSETS:
  Investments at market value:          $ 34,591,812          $108,957,346          $ 17,544,230          $ 43,384,793

  Receivables:
    Dividends ................                    --                    --                    --                 9,459
                                        ------------          ------------          ------------          ------------

      Total Assets ...........            34,591,812           108,957,346            17,544,230            43,394,252
                                        ------------          ------------          ------------          ------------


LIABILITIES:
  Payables:
    Insurance charges ........                 7,808                24,700                 4,158                 9,926
    Administrative fees ......                   709                 2,218                   358                   894
                                        ------------          ------------          ------------          ------------

      Total Liabilities ......                 8,517                26,918                 4,516                10,820
                                        ------------          ------------          ------------          ------------

NET ASSETS:                             $ 34,583,295          $108,930,428          $ 17,539,714          $ 43,383,432
                                        ============          ============          ============          ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                    EMERGING             SMITH BARNEY
                            TRAVELERS                GROWTH               SMALL CAP
      STRATEGIC              MANAGED               PORTFOLIO -              GROWTH                 MID CAP
       EQUITY                 INCOME                CLASS II             OPPORTUNITIES           PORTFOLIO -
      PORTFOLIO             PORTFOLIO                SHARES                PORTFOLIO           SERVICE CLASS 2        COMBINED
   --------------         --------------         --------------         --------------         ---------------      --------------

   $    2,240,375         $  117,970,417         $    1,486,533         $    5,062,649         $   10,740,449       $1,121,381,158


               --                     --                     --                     --                     --                9,459
   --------------         --------------         --------------         --------------         --------------       --------------

        2,240,375            117,970,417              1,486,533              5,062,649             10,740,449        1,121,390,617
   --------------         --------------         --------------         --------------         --------------       --------------




              521                 26,850                    345                  1,209                  2,553              257,727
               46                  2,421                     29                    104                    220               22,848
   --------------         --------------         --------------         --------------         --------------       --------------

              567                 29,271                    374                  1,313                  2,773              280,575
   --------------         --------------         --------------         --------------         --------------       --------------

   $    2,239,808         $  117,941,146         $    1,486,159         $    5,061,336         $   10,737,676       $1,121,110,042
   ==============         ==============         ==============         ==============         ==============       ==============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                      AIM V.I.        ALLIANCEBERNSTEIN
                                                      PREMIER             GROWTH AND        ALLIANCEBERNSTEIN       GLOBAL GROWTH
                                                   EQUITY FUND -      INCOME PORTFOLIO -      PREMIER GROWTH        FUND - CLASS 2
                                                     SERIES I               CLASS B         PORTFOLIO - CLASS B         SHARES
                                                   -------------      ------------------    -------------------     --------------
INVESTMENT INCOME:
  Dividends ...................................     $     5,069           $   115,909           $        --           $     2,222
                                                    -----------           -----------           -----------           -----------

EXPENSES:
  Insurance charges ...........................          28,249               228,197                78,219                17,393
  Administrative fees .........................           2,541                20,343                 6,913                 1,401
                                                    -----------           -----------           -----------           -----------

    Total expenses ............................          30,790               248,540                85,132                18,794
                                                    -----------           -----------           -----------           -----------

      Net investment income (loss) ............         (25,721)             (132,631)              (85,132)              (16,572)
                                                    -----------           -----------           -----------           -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              --                    --                    --                    --
    Realized gain (loss) on sale of investments         (70,332)             (213,174)             (151,727)               13,364
                                                    -----------           -----------           -----------           -----------

      Realized gain (loss) ....................         (70,332)             (213,174)             (151,727)               13,364
                                                    -----------           -----------           -----------           -----------

    Change in unrealized gain (loss)
      on investments ..........................         443,339             3,973,332             1,135,539               361,927
                                                    -----------           -----------           -----------           -----------


  Net increase (decrease) in net assets
    resulting from operations .................     $   347,286           $ 3,627,527           $   898,680           $   358,719
                                                    ===========           ===========           ===========           ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               DELAWARE
                                                               VIP REIT          DELAWARE VIP        DREYFUS VIF
                      GROWTH-INCOME        EMERGING            SERIES -            SMALL CAP         APPRECIATION
  GROWTH FUND -       FUND - CLASS 2        MARKETS            STANDARD         VALUE SERIES -       PORTFOLIO -
 CLASS 2 SHARES           SHARES           PORTFOLIO             CLASS          STANDARD CLASS      INITIAL SHARES
 --------------       --------------      -----------         -----------       --------------      --------------

   $    12,234         $   113,075        $        --         $   452,227        $    56,854         $   288,608
   -----------         -----------        -----------         -----------        -----------         -----------


        72,449              85,203             93,586             302,877            268,836             330,281
         5,863               6,948              8,511              27,296             24,160              30,113
   -----------         -----------        -----------         -----------        -----------         -----------

        78,312              92,151            102,097             330,173            292,996             360,394
   -----------         -----------        -----------         -----------        -----------         -----------

       (66,078)             20,924           (102,097)            122,054           (236,142)            (71,786)
   -----------         -----------        -----------         -----------        -----------         -----------



            --                  --                 --             138,842                 --                  --
         6,510              26,070             24,666             323,493            183,025            (410,799)
   -----------         -----------        -----------         -----------        -----------         -----------

         6,510              26,070             24,666             462,335            183,025            (410,799)
   -----------         -----------        -----------         -----------        -----------         -----------


     1,172,877           1,414,281          2,099,714           4,546,834          5,627,868           4,093,778
   -----------         -----------        -----------         -----------        -----------         -----------



   $ 1,113,309         $ 1,461,275        $ 2,022,283         $ 5,131,223        $ 5,574,751         $ 3,611,193
   ===========         ===========        ===========         ===========        ===========         ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                                   TEMPLETON
                                                       DREYFUS VIF                                                 DEVELOPING
                                                       DEVELOPING        FRANKLIN SMALL       MUTUAL SHARES          MARKETS
                                                   LEADERS PORTFOLIO -     CAP FUND -       SECURITIES FUND -    SECURITIES FUND -
                                                     INITIAL SHARES      CLASS 2 SHARES       CLASS 2 SHARES      CLASS 2 SHARES
                                                   -------------------   --------------     -----------------    -----------------
INVESTMENT INCOME:
  Dividends ...................................        $     5,266         $        --         $    31,189         $    97,013
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................            305,697             294,738              56,506             146,178
  Administrative fees .........................             28,169              26,462               4,885              13,140
                                                       -----------         -----------         -----------         -----------

    Total expenses ............................            333,866             321,200              61,391             159,318
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............           (328,600)           (321,200)            (30,202)            (62,305)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments         (2,058,039)           (688,297)             28,165             980,938
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................         (2,058,039)           (688,297)             28,165             980,938
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................          7,295,984           6,454,787             795,786           2,917,985
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 4,909,345         $ 5,445,290         $   793,749         $ 3,836,618
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     TEMPLETON
      FOREIGN
     SECURITIES                                                     GROWTH AND        INTERNATIONAL            MID CAP
  FUND - CLASS 2        APPRECIATION          FUNDAMENTAL      INCOME PORTFOLIO -   GROWTH PORTFOLIO -   GROWTH PORTFOLIO -
      SHARES              PORTFOLIO         VALUE PORTFOLIO      SERVICE SHARES       SERVICE SHARES       SERVICE SHARES
  --------------        ------------        ---------------    ------------------   ------------------   ------------------

   $    442,610         $    103,561         $    197,537         $     29,952         $    151,127         $         --
   ------------         ------------         ------------         ------------         ------------         ------------


        430,413              230,979              494,601              103,438              258,239              198,015
         38,520               20,296               43,904                9,339               23,463               17,854
   ------------         ------------         ------------         ------------         ------------         ------------

        468,933              251,275              538,505              112,777              281,702              215,869
   ------------         ------------         ------------         ------------         ------------         ------------

        (26,323)            (147,714)            (340,968)             (82,825)            (130,575)            (215,869)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
        (82,627)             (81,746)          (1,015,770)            (531,170)            (995,631)          (2,506,557)
   ------------         ------------         ------------         ------------         ------------         ------------

        (82,627)             (81,746)          (1,015,770)            (531,170)            (995,631)          (2,506,557)
   ------------         ------------         ------------         ------------         ------------         ------------


      7,528,569            3,158,399           10,589,523            1,822,157            5,655,276            6,077,900
   ------------         ------------         ------------         ------------         ------------         ------------



   $  7,419,619         $  2,928,939         $  9,232,785         $  1,208,162         $  4,529,070         $  3,355,474
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                         LAZARD                                               TOTAL RETURN
                                                       RETIREMENT         GROWTH AND                           PORTFOLIO -
                                                       SMALL CAP            INCOME            MID-CAP        ADMINISTRATIVE
                                                       PORTFOLIO          PORTFOLIO       VALUE PORTFOLIO         CLASS
                                                       ----------         ----------      ---------------    --------------
INVESTMENT INCOME:
  Dividends ...................................        $       --         $   32,875        $   27,656         $1,556,275
                                                       ----------         ----------        ----------         ----------

EXPENSES:
  Insurance charges ...........................             5,340             30,037            32,756            921,992
  Administrative fees .........................               447              2,432             2,574             81,833
                                                       ----------         ----------        ----------         ----------

    Total expenses ............................             5,787             32,469            35,330          1,003,825
                                                       ----------         ----------        ----------         ----------

      Net investment income (loss) ............            (5,787)               406            (7,674)           552,450
                                                       ----------         ----------        ----------         ----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                 --            57,176            472,109
    Realized gain (loss) on sale of investments             4,634             16,232             2,787            298,526
                                                       ----------         ----------        ----------         ----------

      Realized gain (loss) ....................             4,634             16,232            59,963            770,635
                                                       ----------         ----------        ----------         ----------

    Change in unrealized gain (loss)
      on investments ..........................           109,388            556,760           543,231            321,830
                                                       ----------         ----------        ----------         ----------


  Net increase (decrease) in net assets
    resulting from operations .................        $  108,235         $  573,398        $  595,520         $1,644,915
                                                       ==========         ==========        ==========         ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

     PUTNAM VT            PUTNAM VT            PUTNAM VT
     DISCOVERY          INTERNATIONAL          SMALL CAP                                                    SMITH BARNEY
   GROWTH FUND -        EQUITY FUND -         VALUE FUND -       ALL CAP FUND -      INVESTORS FUND -      LARGE CAP CORE
  CLASS IB SHARES      CLASS IB SHARES      CLASS IB SHARES         CLASS I               CLASS I            PORTFOLIO
  ---------------      ---------------      ---------------      --------------      ----------------      --------------

   $         --         $     52,141         $     10,856         $     33,789         $    518,684         $      9,860
   ------------         ------------         ------------         ------------         ------------         ------------


          6,534               95,137               56,682              199,815              608,823               24,673
            577                8,529                5,028               18,058               55,342                2,170
   ------------         ------------         ------------         ------------         ------------         ------------

          7,111              103,666               61,710              217,873              664,165               26,843
   ------------         ------------         ------------         ------------         ------------         ------------

         (7,111)             (51,525)             (50,854)            (184,084)            (145,481)             (16,983)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
        (26,555)             146,199             (203,972)            (262,448)            (796,758)              13,635
   ------------         ------------         ------------         ------------         ------------         ------------

        (26,555)             146,199             (203,972)            (262,448)            (796,758)              13,635
   ------------         ------------         ------------         ------------         ------------         ------------


        145,889            1,333,553            1,571,769            4,297,112           10,851,104              305,034
   ------------         ------------         ------------         ------------         ------------         ------------



   $    112,223         $  1,428,227         $  1,316,943         $  3,850,580         $  9,908,865         $    301,686
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       STRONG MULTI        DISCIPLINED                             FEDERATED
                                                        CAP VALUE            MID CAP          EQUITY INCOME        HIGH YIELD
                                                         FUND II         STOCK PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                       ------------      ---------------      -------------       -----------
INVESTMENT INCOME:
  Dividends ...................................        $     5,557         $    33,898         $    27,395        $   996,286
                                                       -----------         -----------         -----------        -----------

EXPENSES:
  Insurance charges ...........................             87,299             193,841              18,861            181,280
  Administrative fees .........................              8,033              17,794               1,549             16,081
                                                       -----------         -----------         -----------        -----------

    Total expenses ............................             95,332             211,635              20,410            197,361
                                                       -----------         -----------         -----------        -----------

      Net investment income (loss) ............            (89,775)           (177,737)              6,985            798,925
                                                       -----------         -----------         -----------        -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                 --
    Realized gain (loss) on sale of investments           (118,245)            (12,339)              4,850            207,100
                                                       -----------         -----------         -----------        -----------

      Realized gain (loss) ....................           (118,245)            (12,339)              4,850            207,100
                                                       -----------         -----------         -----------        -----------

    Change in unrealized gain (loss)
      on investments ..........................          1,938,329           3,477,813             289,740            993,989
                                                       -----------         -----------         -----------        -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $ 1,730,309         $ 3,287,737         $   301,575        $ 2,000,014
                                                       ===========         ===========         ===========        ===========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                            LAZARD           MERRILL LYNCH
     LARGE CAP          INTERNATIONAL          LARGE CAP          MFS EMERGING          MFS MID CAP          MFS VALUE
     PORTFOLIO         STOCK PORTFOLIO      CORE PORTFOLIO      GROWTH PORTFOLIO     GROWTH PORTFOLIO        PORTFOLIO
   ------------        ---------------      --------------      ----------------     ----------------       ------------

   $    162,650         $    652,990         $     58,923         $         --         $         --         $    382,060
   ------------         ------------         ------------         ------------         ------------         ------------


        688,345              559,066              153,115                7,517              365,215              435,178
         62,594               50,839               13,971                  666               32,806               39,203
   ------------         ------------         ------------         ------------         ------------         ------------

        750,939              609,905              167,086                8,183              398,021              474,381
   ------------         ------------         ------------         ------------         ------------         ------------

       (588,289)              43,085             (108,163)              (8,183)            (398,021)             (92,321)
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
     (2,865,546)          (1,204,079)          (1,303,207)             (44,636)          (2,608,676)            (295,827)
   ------------         ------------         ------------         ------------         ------------         ------------

     (2,865,546)          (1,204,079)          (1,303,207)             (44,636)          (2,608,676)            (295,827)
   ------------         ------------         ------------         ------------         ------------         ------------


     12,069,577            9,528,944            3,034,594              152,052            9,502,564            6,059,938
   ------------         ------------         ------------         ------------         ------------         ------------



   $  8,615,742         $  8,367,950         $  1,623,224         $     99,233         $  6,495,867         $  5,671,790
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               U.S.
                                                                            GOVERNMENT          AIM CAPITAL          SMITH BARNEY
                                                       PIONEER FUND         SECURITIES          APPRECIATION          AGGRESSIVE
                                                        PORTFOLIO           PORTFOLIO            PORTFOLIO         GROWTH PORTFOLIO
                                                       ------------        ------------         ------------       ----------------
INVESTMENT INCOME:
  Dividends ...................................        $     17,901        $  1,801,491         $         --         $         --
                                                       ------------        ------------         ------------         ------------

EXPENSES:
  Insurance charges ...........................              10,285             686,611              535,052              667,768
  Administrative fees .........................                 842              62,787               48,849               59,405
                                                       ------------        ------------         ------------         ------------

    Total expenses ............................              11,127             749,398              583,901              727,173
                                                       ------------        ------------         ------------         ------------

      Net investment income (loss) ............               6,774           1,052,093             (583,901)            (727,173)
                                                       ------------        ------------         ------------         ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --             619,155                   --                   --
    Realized gain (loss) on sale of investments               8,851             963,839           (2,379,983)          (1,443,047)
                                                       ------------        ------------         ------------         ------------

      Realized gain (loss) ....................               8,851           1,582,994           (2,379,983)          (1,443,047)
                                                       ------------        ------------         ------------         ------------

    Change in unrealized gain (loss)
      on investments ..........................             128,840          (2,293,308)          10,851,878           13,031,905
                                                       ------------        ------------         ------------         ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    144,465        $    341,779         $  7,887,994         $ 10,861,685
                                                       ============        ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                        SMITH BARNEY                                                                         TRAVELERS
   SMITH BARNEY             LARGE            SMITH BARNEY         SMITH BARNEY          STRATEGIC             MANAGED
   HIGH INCOME         CAPITALIZATION        MID CAP CORE         MONEY MARKET            EQUITY               INCOME
    PORTFOLIO         GROWTH PORTFOLIO        PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
   ------------         ------------         ------------         ------------         ------------         ------------

   $  2,388,542         $     19,681         $         --         $    344,601         $         --         $  4,730,241
   ------------         ------------         ------------         ------------         ------------         ------------


        504,798            1,477,993              221,299              855,631               32,035            1,892,354
         46,303              134,061               19,461               77,757                2,855              172,120
   ------------         ------------         ------------         ------------         ------------         ------------

        551,101            1,612,054              240,760              933,388               34,890            2,064,474
   ------------         ------------         ------------         ------------         ------------         ------------

      1,837,441           (1,592,373)            (240,760)            (588,787)             (34,890)           2,665,767
   ------------         ------------         ------------         ------------         ------------         ------------



             --                   --                   --                   --                   --                   --
     (4,336,396)          (2,234,506)             (99,642)                  --             (153,556)            (276,984)
   ------------         ------------         ------------         ------------         ------------         ------------

     (4,336,396)          (2,234,506)             (99,642)                  --             (153,556)            (276,984)
   ------------         ------------         ------------         ------------         ------------         ------------


      9,360,609           36,841,848            3,693,980                   --              693,751            4,754,306
   ------------         ------------         ------------         ------------         ------------         ------------



   $  6,861,654         $ 33,014,969         $  3,353,578         $   (588,787)        $    505,305         $  7,143,089
   ============         ============         ============         ============         ============         ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       EMERGING           SMITH BARNEY
                                                        GROWTH              SMALL CAP
                                                     PORTFOLIO -             GROWTH                MID CAP
                                                       CLASS II           OPPORTUNITIES          PORTFOLIO -
                                                        SHARES              PORTFOLIO          SERVICE CLASS 2          COMBINED
                                                    -------------         -------------        ---------------        -------------
INVESTMENT INCOME:
  Dividends ...................................     $          --         $          --         $      17,028         $  15,985,833
                                                    -------------         -------------         -------------         -------------

EXPENSES:
  Insurance charges ...........................            20,583                60,413               124,004            15,784,426
  Administrative fees .........................             1,800                 5,337                10,951             1,423,175
                                                    -------------         -------------         -------------         -------------

    Total expenses ............................            22,383                65,750               134,955            17,207,601
                                                    -------------         -------------         -------------         -------------

      Net investment income (loss) ............           (22,383)              (65,750)             (117,927)           (1,221,768)
                                                    -------------         -------------         -------------         -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --                    --                    --             1,287,282
    Realized gain (loss) on sale of investments           (80,978)              (89,879)               58,881           (26,331,363)
                                                    -------------         -------------         -------------         -------------

      Realized gain (loss) ....................           (80,978)              (89,879)               58,881           (25,044,081)
                                                    -------------         -------------         -------------         -------------

    Change in unrealized gain (loss)
      on investments ..........................           363,396             1,404,398             2,533,451           225,614,119
                                                    -------------         -------------         -------------         -------------


  Net increase (decrease) in net assets
    resulting from operations .................     $     260,035         $   1,248,769         $   2,474,405         $ 199,348,270
                                                    =============         =============         =============         =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                       AIM V.I.                ALLIANCEBERNSTEIN             ALLIANCEBERNSTEIN
                                                       PREMIER                    GROWTH AND                      PREMIER
                                                    EQUITY FUND -              INCOME PORTFOLIO -            GROWTH PORTFOLIO -
                                                      SERIES I                      CLASS B                       CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2003           2002           2003           2002           2003           2002
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (25,721)  $    (25,670)  $   (132,631)  $   (150,238)  $    (85,132)  $    (87,357)
  Realized gain (loss) ..................       (70,332)      (117,618)      (213,174)      (222,280)      (151,727)      (489,905)
  Change in unrealized gain (loss)
    on investments ......................       443,339       (561,400)     3,973,332     (3,070,901)     1,135,539     (1,373,355)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       347,286       (704,688)     3,627,527     (3,443,419)       898,680     (1,950,617)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        19,251        956,610      2,472,196      5,667,649      1,966,651      2,050,273
  Participant transfers from other
    funding options .....................        70,397        451,172      1,189,899      1,977,046        486,452        878,244
  Administrative charges ................          (493)          (415)        (2,730)        (2,085)        (1,219)        (1,033)
  Contract surrenders ...................       (75,292)      (186,886)    (1,503,300)      (789,519)      (310,046)      (883,363)
  Participant transfers to other
    funding options .....................      (129,603)      (285,745)    (1,498,817)    (2,515,159)      (520,115)    (1,410,718)
  Other payments to participants ........       (15,337)            --       (136,918)       (88,444)       (31,355)       (77,225)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (131,077)       934,736        520,330      4,249,488      1,590,368        556,178
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       216,209        230,048      4,147,857        806,069      2,489,048     (1,394,439)


NET ASSETS:
    Beginning of year ...................     1,617,354      1,387,306     11,665,476     10,859,407      3,836,784      5,231,223
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $  1,833,563   $  1,617,354   $ 15,813,333   $ 11,665,476   $  6,325,832   $  3,836,784
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   GLOBAL GROWTH                                                 GROWTH-INCOME
                                                  FUND - CLASS 2                 GROWTH FUND -                  FUND - CLASS 2
                                                      SHARES                     CLASS 2 SHARES                     SHARES
                                           ---------------------------    ---------------------------    --------------------------
                                               2003             2002          2003            2002           2003           2002
                                               ----             ----          ----            ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (16,572)    $       --    $    (66,078)    $       --    $     20,924    $       --
  Realized gain (loss) ..................        13,364             --           6,510             --          26,070            --
  Change in unrealized gain (loss)
    on investments ......................       361,927             --       1,172,877             --       1,414,281            --
                                           ------------     ----------    ------------     ----------    ------------    ----------

    Net increase (decrease) in net assets
      resulting from operations .........       358,719             --       1,113,309             --       1,461,275            --
                                           ------------     ----------    ------------     ----------    ------------    ----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,940,010             --       9,635,554             --       9,056,832            --
  Participant transfers from other
    funding options .....................     1,231,734             --       4,163,142             --       6,365,039            --
  Administrative charges ................          (214)            --            (643)            --            (492)           --
  Contract surrenders ...................       (78,993)            --        (120,446)            --        (307,487)           --
  Participant transfers to other
    funding options .....................      (177,803)            --        (605,000)            --      (1,183,385)           --
  Other payments to participants ........        (2,107)            --         (35,804)            --          (4,724)           --
                                           ------------     ----------    ------------     ----------    ------------    ----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,912,627             --      13,036,803             --      13,925,783            --
                                           ------------     ----------    ------------     ----------    ------------    ----------

    Net increase (decrease) in net assets     3,271,346             --      14,150,112             --      15,387,058            --


NET ASSETS:
    Beginning of year ...................            --             --              --             --              --            --
                                           ------------     ----------    ------------     ----------    ------------    ----------

    End of year .........................  $  3,271,346     $       --    $ 14,150,112     $       --    $ 15,387,058    $       --
                                           ============     ==========    ============     ==========    ============    ==========

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                         DELAWARE
                                           DELAWARE                     VIP SMALL                   DREYFUS VIF
            EMERGING                       VIP REIT                     CAP VALUE                   APPRECIATION
             MARKETS                       SERIES -                      SERIES -                   PORTFOLIO -
            PORTFOLIO                   STANDARD CLASS                STANDARD CLASS               INITIAL SHARES
   ---------------------------   ---------------------------   ---------------------------   ---------------------------
       2003           2002            2003          2002           2003           2002           2003           2002
       ----           ----            ----          ----           ----           ----           ----           ----

   $   (102,097)  $   (105,319)  $    122,054   $    110,772   $   (236,142)  $   (177,072)  $    (71,786)  $   (155,141)
         24,666        182,791        462,335      1,295,066        183,025      1,026,790       (410,799)      (790,544)

      2,099,714       (763,011)     4,546,834     (1,111,747)     5,627,868     (2,092,483)     4,093,778     (3,454,167)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      2,022,283       (685,539)     5,131,223        294,091      5,574,751     (1,242,765)     3,611,193     (4,399,852)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        150,346        645,663      4,499,326      5,170,584      3,319,038      3,608,870      1,965,562      1,965,041

      1,665,438     12,703,381      2,175,262      9,579,679      3,263,822      8,298,060      1,581,915      1,771,595
         (1,725)        (1,870)        (4,692)        (4,605)        (3,628)        (3,040)        (5,353)        (5,891)
       (464,922)      (610,271)    (2,012,364)    (2,286,479)    (1,541,405)    (1,089,003)    (1,810,334)    (2,134,458)

     (2,215,403)   (13,841,848)    (3,196,830)   (10,764,030)    (1,642,947)    (8,929,462)    (1,154,904)    (3,375,448)
        (54,659)       (89,361)      (290,442)      (292,340)      (187,545)      (561,148)      (326,167)      (412,960)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       (920,925)    (1,194,306)     1,170,260      1,402,809      3,207,335      1,324,277        250,719     (2,192,121)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      1,101,358     (1,879,845)     6,301,483      1,696,900      8,782,086         81,512      3,861,912     (6,591,973)



      5,265,039      7,144,884     16,226,980     14,530,080     12,655,886     12,574,374     18,803,874     25,395,847
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   $  6,366,397   $  5,265,039   $ 22,528,463   $ 16,226,980   $ 21,437,972   $ 12,655,886   $ 22,665,786   $ 18,803,874
   ============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  DREYFUS VIF                    FRANKLIN
                                                   DEVELOPING                    SMALL CAP                    MUTUAL SHARES
                                              LEADERS PORTFOLIO -                  FUND -                   SECURITIES FUND -
                                                 INITIAL SHARES                CLASS 2 SHARES                CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (328,600)  $   (387,351)  $   (321,200)  $   (288,294)  $    (30,202)  $     (5,190)
  Realized gain (loss) ..................    (2,058,039)    (2,590,880)      (688,297)    (1,689,584)        28,165        (22,810)
  Change in unrealized gain (loss)
    on investments ......................     7,295,984     (2,112,959)     6,454,787     (4,984,755)       795,786        (49,288)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     4,909,345     (5,091,190)     5,445,290     (6,962,633)       793,749        (77,288)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       610,924      2,272,510      3,790,823      2,347,792      3,378,115      1,185,839
  Participant transfers from other
    funding options .....................       724,106      2,158,842      1,677,843      2,597,078      1,456,432        587,372
  Administrative charges ................        (5,013)        (5,761)        (5,137)        (5,109)          (766)           (85)
  Contract surrenders ...................    (1,399,995)    (2,025,831)    (1,383,156)    (1,858,163)      (284,506)       (69,473)
  Participant transfers to other
    funding options .....................    (2,332,356)    (4,388,071)    (1,870,218)    (4,334,507)      (827,877)      (137,616)
  Other payments to participants ........      (255,939)      (262,826)      (438,064)      (302,275)       (29,701)      (173,989)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,658,273)    (2,251,137)     1,772,091     (1,555,184)     3,691,697      1,392,048
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     2,251,072     (7,342,327)     7,217,381     (8,517,817)     4,485,446      1,314,760


NET ASSETS:
    Beginning of year ...................    18,215,134     25,557,461     15,181,714     23,699,531      1,314,760             --
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $ 20,466,206   $ 18,215,134   $ 22,399,095   $ 15,181,714   $  5,800,206   $  1,314,760
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

              TEMPLETON
              DEVELOPING
               MARKETS                      TEMPLETON
              SECURITIES                     FOREIGN
                FUND -                      SECURITIES
               CLASS 2                     FUND - CLASS                    APPRECIATION                     FUNDAMENTAL
                SHARES                       2 SHARES                        PORTFOLIO                    VALUE PORTFOLIO
   -----------------------------   -----------------------------   -----------------------------   -----------------------------
        2003            2002           2003             2002            2003            2002            2003           2002
        ----            ----           ----             ----            ----            ----            ----           ----

   $     (62,305)  $     (30,509)  $     (26,323)  $     (87,048)  $    (147,714)  $      (1,621)  $    (340,968)  $    (188,777)
         980,938         842,655         (82,627)       (991,726)        (81,746)       (163,210)     (1,015,770)       (598,596)

       2,917,985        (645,299)      7,528,569      (3,217,244)      3,158,399      (1,462,818)     10,589,523      (6,718,831)
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       3,836,618         166,847       7,419,619      (4,296,018)      2,928,939      (1,627,649)      9,232,785      (7,506,204)
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       2,348,075       1,467,221       7,639,298       4,078,884       6,417,047       5,846,777       7,299,245      12,576,609

      14,295,392      41,986,586       9,916,587     183,162,354       2,769,534       3,048,603       4,051,589       8,128,652
          (2,183)         (2,256)         (5,780)         (5,935)         (3,238)         (2,188)         (6,939)         (6,475)
        (908,790)     (1,103,934)     (2,081,167)    (17,364,000)     (1,456,255)       (853,652)     (2,615,538)     (1,770,139)

     (14,464,331)    (43,321,520)     (9,926,644)   (171,172,370)     (2,063,821)     (2,367,096)     (4,928,141)     (7,604,779)
        (109,705)       (199,726)       (489,621)       (323,461)       (183,556)        (45,262)       (798,318)       (472,105)
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       1,158,458      (1,173,629)      5,052,673      (1,624,528)      5,479,711       5,627,182       3,001,898      10,851,763
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       4,995,076      (1,006,782)     12,472,292      (5,920,546)      8,408,650       3,999,533      12,234,683       3,345,559



       7,178,498       8,185,280      21,855,138      27,775,684       9,633,759       5,634,226      26,052,325      22,706,766
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   $  12,173,574   $   7,178,498   $  34,327,430   $  21,855,138   $  18,042,409   $   9,633,759   $  38,287,008   $  26,052,325
   =============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    GROWTH AND                  INTERNATIONAL                    MID CAP
                                                INCOME PORTFOLIO -            GROWTH PORTFOLIO -           GROWTH PORTFOLIO -
                                                  SERVICE SHARES                SERVICE SHARES               SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003            2002
                                               ----           ----           ----           ----           ----            ----
OPERATIONS:
  Net investment income (loss) ..........  $    (82,825)  $   (104,310)  $   (130,575)  $   (246,749)  $   (215,869)  $   (245,471)
  Realized gain (loss) ..................      (531,170)      (966,552)      (995,631)    (3,839,250)    (2,506,557)    (4,239,527)
  Change in unrealized gain (loss)
    on investments ......................     1,822,157     (1,069,932)     5,655,276     (2,120,427)     6,077,900       (665,335)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,208,162     (2,140,794)     4,529,070     (6,206,426)     3,355,474     (5,150,333)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       216,536        689,415      1,014,254      1,461,157      1,108,667      1,030,101
  Participant transfers from other
    funding options .....................       331,111        470,687      7,837,057     87,054,059        692,518      1,809,150
  Administrative charges ................        (2,524)        (2,950)        (5,553)        (6,332)        (4,136)        (4,645)
  Contract surrenders ...................      (456,664)    (1,167,143)    (1,636,613)    (1,988,898)      (894,396)      (844,308)
  Participant transfers to other
    funding options .....................      (724,801)    (1,884,505)    (8,919,567)   (91,654,093)    (1,836,080)    (3,325,680)
  Other payments to participants ........      (145,728)       (94,893)      (308,325)      (411,917)      (214,966)      (314,050)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (782,070)    (1,989,389)    (2,018,747)    (5,546,024)    (1,148,393)    (1,649,432)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       426,092     (4,130,183)     2,510,323    (11,752,450)     2,207,081     (6,799,765)


NET ASSETS:
    Beginning of year ...................     6,223,908     10,354,091     15,136,923     26,889,373     10,979,300     17,779,065
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $  6,650,000   $  6,223,908   $ 17,647,246   $ 15,136,923   $ 13,186,381   $ 10,979,300
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        LAZARD RETIREMENT
            SMALL CAP                     GROWTH AND                MID-CAP VALUE                    EQUITY
            PORTFOLIO                  INCOME PORTFOLIO               PORTFOLIO                    PORTFOLIO
   ---------------------------  ---------------------------  ---------------------------  --------------------------
       2003           2002          2003           2002          2003           2002          2003          2002
       ----           ----          ----           ----          ----           ----          ----          ----

   $     (5,787)  $         --  $        406   $         --  $     (7,674)  $         --  $         --  $    (20,941)
          4,634             --        16,232             --        59,963             --            --    (3,227,719)

        109,388             --       556,760             --       543,231             --            --       916,042
   ------------   ------------  ------------   ------------  ------------   ------------  ------------  ------------


        108,235             --       573,398             --       595,520             --            --    (2,332,618)
   ------------   ------------  ------------   ------------  ------------   ------------  ------------  ------------


        340,145             --     3,988,487             --     4,904,747             --            --        39,922

        375,299             --     1,854,051             --     1,216,607             --            --       373,162
           (112)            --          (260)            --          (232)            --            --           (38)
         (4,439)            --       (40,527)            --       (35,277)            --            --      (441,046)

        (47,272)            --      (454,413)            --      (165,337)            --            --   (12,088,646)
         (2,110)            --       (81,276)            --        (1,018)            --            --      (170,227)
   ------------   ------------  ------------   ------------  ------------   ------------  ------------  ------------


        661,511             --     5,266,062             --     5,919,490             --            --   (12,286,873)
   ------------   ------------  ------------   ------------  ------------   ------------  ------------  ------------

        769,746             --     5,839,460             --     6,515,010             --            --   (14,619,491)



             --             --            --             --            --             --            --    14,619,491
   ------------   ------------  ------------   ------------  ------------   ------------  ------------  ------------

   $    769,746   $         --  $  5,839,460   $         --  $  6,515,010   $         --  $         --  $         --
   ============   ============  ============   ============  ============   ============  ============  ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                  TOTAL RETURN                    PUTNAM VT                     PUTNAM VT
                                                   PORTFOLIO -                    DISCOVERY                   INTERNATIONAL
                                                 ADMINISTRATIVE                 GROWTH FUND -                 EQUITY FUND -
                                                      CLASS                    CLASS IB SHARES               CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    552,450   $    867,631   $     (7,111)  $     (9,061)  $    (51,525)  $    (55,841)
  Realized gain (loss) ..................       770,635        680,452        (26,555)       (94,904)       146,199       (332,887)
  Change in unrealized gain (loss)
    on investments ......................       321,830      1,277,521        145,889        (94,723)     1,333,553       (102,353)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,644,915      2,825,604        112,223       (198,688)     1,428,227       (491,081)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........    20,714,161     22,226,689          2,332        168,857      1,715,042      2,769,542
  Participant transfers from other
    funding options .....................    10,620,658     22,652,684         28,315        125,340     10,658,768     66,812,208
  Administrative charges ................       (12,417)        (9,667)          (119)           (79)        (1,168)          (859)
  Contract surrenders ...................    (5,557,144)    (3,346,981)       (26,231)       (59,210)      (795,240)      (160,755)
  Participant transfers to other
    funding options .....................   (17,483,421)   (10,415,135)      (131,386)      (491,528)   (11,719,373)   (66,485,663)
  Other payments to participants ........    (1,771,674)      (322,864)      (119,152)        (5,661)      (138,399)       (25,441)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     6,510,163     30,784,726       (246,241)      (262,281)      (280,370)     2,909,032
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     8,155,078     33,610,330       (134,018)      (460,969)     1,147,857      2,417,951


NET ASSETS:
    Beginning of year ...................    52,945,448     19,335,118        399,693        860,662      5,228,120      2,810,169
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $ 61,100,526   $ 52,945,448   $    265,675   $    399,693   $  6,375,977   $  5,228,120
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

             PUTNAM VT
             SMALL CAP
           VALUE FUND -                                                                             SMITH BARNEY
             CLASS IB                      ALL CAP                      INVESTORS                     LARGE CAP
              SHARES                    FUND - CLASS I                FUND - CLASS I               CORE PORTFOLIO
   ---------------------------   ---------------------------   ---------------------------   ---------------------------
       2003           2002           2003           2002           2003           2002           2003           2002
       ----           ----           ----           ----           ----           ----           ----           ----

   $    (50,854)  $    (64,602)  $   (184,084)  $   (135,606)  $   (145,481)  $   (272,845)  $    (16,983)  $     (1,808)
       (203,972)       (53,890)      (262,448)      (436,745)      (796,758)    (1,319,730)        13,635         (8,924)

      1,571,769       (901,581)     4,297,112     (2,931,243)    10,851,104    (10,193,744)       305,034        (67,109)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      1,316,943     (1,020,073)     3,850,580     (3,503,594)     9,908,865    (11,786,319)       301,686        (77,841)
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


        896,786      1,517,877      1,944,204      5,140,664      3,794,602      7,289,962      1,308,221        760,143

        609,469      2,913,860      2,566,592      4,846,099      2,849,143      5,589,719        448,535        255,591
         (1,184)        (1,235)        (2,824)        (2,512)        (9,932)       (10,073)          (318)           (77)
       (373,688)      (496,479)      (977,347)      (577,838)    (3,915,342)    (3,943,250)      (115,488)        (6,901)

     (1,623,043)    (2,478,386)    (1,855,919)    (2,781,726)    (4,164,585)    (9,738,114)      (206,696)      (138,993)
        (33,667)       (35,586)      (218,436)       (80,553)      (653,435)    (1,081,004)         1,855             --
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       (525,327)     1,420,051      1,456,270      6,544,134     (2,099,549)    (1,892,760)     1,436,109        869,763
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

        791,616        399,978      5,306,850      3,040,540      7,809,316    (13,679,079)     1,737,795        791,922



      3,510,686      3,110,708     10,234,131      7,193,591     34,267,481     47,946,560        791,922             --
   ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   $  4,302,302   $  3,510,686   $ 15,540,981   $ 10,234,131   $ 42,076,797   $ 34,267,481   $  2,529,717   $    791,922
   ============   ============   ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   STRONG MULTI                  MONTGOMERY                   DISCIPLINED
                                                     CAP VALUE                 VARIABLE SERIES:                 MID CAP
                                                      FUND II                    GROWTH FUND                STOCK PORTFOLIO
                                           ---------------------------   --------------------------   ---------------------------
                                               2003           2002           2003          2002           2003           2002
                                               ----           ----           ----          ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (89,775)  $    (90,865)  $         --  $    (31,361)  $   (177,737)  $   (182,716)
  Realized gain (loss) ..................      (118,245)       251,253             --    (2,621,087)       (12,339)        (5,518)
  Change in unrealized gain (loss)
    on investments ......................     1,938,329     (1,988,044)            --     1,869,160      3,477,813     (2,150,535)
                                           ------------   ------------   ------------  ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,730,309     (1,827,656)            --      (783,288)     3,287,737     (2,338,769)
                                           ------------   ------------   ------------  ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        14,560         57,620             --         5,504         23,601         56,069
  Participant transfers from other
    funding options .....................       257,921        491,410             --       118,414        238,568        501,010
  Administrative charges ................        (1,337)        (1,527)            --           (17)        (2,720)        (3,320)
  Contract surrenders ...................      (458,909)      (550,349)            --      (318,028)      (948,873)    (1,834,215)
  Participant transfers to other
    funding options .....................      (394,646)    (1,833,888)            --    (2,975,589)      (780,599)    (2,160,930)
  Other payments to participants ........       (34,202)      (154,027)            --       (60,238)      (156,339)      (285,029)
                                           ------------   ------------   ------------  ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (616,613)    (1,990,761)            --    (3,229,954)    (1,626,362)    (3,726,415)
                                           ------------   ------------   ------------  ------------   ------------   ------------

    Net increase (decrease) in net assets     1,113,696     (3,818,417)            --    (4,013,242)     1,661,375     (6,065,184)


NET ASSETS:
    Beginning of year ...................     5,102,143      8,920,560             --     4,013,242     11,456,849     17,522,033
                                           ------------   ------------   ------------  ------------   ------------   ------------

    End of year .........................  $  6,215,839   $  5,102,143   $         --  $         --   $ 13,118,224   $ 11,456,849
                                           ============   ============   ============  ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                       LAZARD
          EQUITY INCOME                FEDERATED HIGH                  LARGE CAP                   INTERNATIONAL
            PORTFOLIO                 YIELD PORTFOLIO                  PORTFOLIO                  STOCK PORTFOLIO
   ---------------------------  ---------------------------   ---------------------------   ---------------------------
       2003           2002          2003           2002           2003           2002           2003           2002
       ----           ----          ----           ----           ----           ----           ----           ----

   $      6,985   $         --  $    798,925   $    658,507   $   (588,289)  $   (648,841)  $     43,085   $     96,514
          4,850             --       207,100        (91,403)    (2,865,546)    (4,546,221)    (1,204,079)    (2,090,189)

        289,740             --       993,989       (398,484)    12,069,577     (8,521,345)     9,528,944     (3,125,997)
   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


        301,575             --     2,000,014        168,620      8,615,742    (13,716,407)     8,367,950     (5,119,672)
   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


      2,239,568             --     6,635,409      2,901,803      2,839,619      3,946,667      4,526,588      5,129,185

      1,148,048             --    20,972,009      6,414,538      2,720,189      3,311,580     14,713,920     72,994,329
           (142)            --        (2,155)          (220)       (11,517)       (13,164)        (8,065)        (8,572)
        (71,197)            --    (4,408,559)      (130,299)    (3,967,125)    (3,862,412)    (2,476,600)    (3,846,845)

        (95,914)            --   (15,880,886)    (3,681,492)    (3,121,164)    (7,154,750)   (14,555,679)   (75,656,071)
         (1,004)            --      (116,753)            --       (552,153)    (1,008,588)      (489,138)      (527,419)
   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------


      3,219,359             --     7,199,065      5,504,330     (2,092,151)    (4,780,667)     1,711,026     (1,915,393)
   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

      3,520,934             --     9,199,079      5,672,950      6,523,591    (18,497,074)    10,078,976     (7,035,065)



             --             --     5,672,950             --     39,339,814     57,836,888     31,073,720     38,108,785
   ------------   ------------  ------------   ------------   ------------   ------------   ------------   ------------

   $  3,520,934   $         --  $ 14,872,029   $  5,672,950   $ 45,863,405   $ 39,339,814   $ 41,152,696   $ 31,073,720
   ============   ============  ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   MERRILL LYNCH                                                 MFS MID
                                                     LARGE CAP                  MFS EMERGING                   CAP GROWTH
                                                  CORE PORTFOLIO              GROWTH PORTFOLIO                  PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (108,163)  $   (152,674)  $     (8,183)  $     (7,409)  $   (398,021)  $   (399,431)
  Realized gain (loss) ..................    (1,303,207)    (1,706,613)       (44,636)       (45,155)    (2,608,676)    (2,886,095)
  Change in unrealized gain (loss)
    on investments ......................     3,034,594     (2,025,311)       152,052       (131,683)     9,502,564    (12,914,999)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,623,224     (3,884,598)        99,233       (184,247)     6,495,867    (16,200,525)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       263,994        328,500        205,373        299,478      3,650,243      5,519,976
  Participant transfers from other
    funding options .....................       470,082        756,339        131,354         87,961      2,645,309      6,676,443
  Administrative charges ................        (3,411)        (4,154)          (172)          (169)        (6,682)        (6,123)
  Contract surrenders ...................      (991,956)    (1,149,358)       (36,067)       (34,873)    (2,023,779)    (1,755,864)
  Participant transfers to other
    funding options .....................    (1,240,014)    (2,025,334)      (132,127)      (148,809)    (2,395,642)    (4,808,813)
  Other payments to participants ........      (147,211)      (314,344)        (9,833)            --       (448,031)      (478,186)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,648,516)    (2,408,351)       158,528        203,588      1,421,418      5,147,433
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (25,292)    (6,292,949)       257,761         19,341      7,917,285    (11,053,092)


NET ASSETS:
    Beginning of year ...................     9,386,145     15,679,094        357,116        337,775     18,411,211     29,464,303
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $  9,360,853   $  9,386,145   $    614,877   $    357,116   $ 26,328,496   $ 18,411,211
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                     AIM CAPITAL
            MFS VALUE                    PIONEER FUND               U.S. GOVERNMENT                 APPRECIATION
            PORTFOLIO                     PORTFOLIO               SECURITIES PORTFOLIO               PORTFOLIO
   ---------------------------   ---------------------------  ---------------------------   ---------------------------
       2003           2002           2003           2002          2003           2002           2003           2002
       ----           ----           ----           ----          ----           ----           ----           ----

   $    (92,321)  $    101,447   $      6,774   $         --  $  1,052,093   $  2,360,604   $   (583,901)  $   (551,325)
       (295,827)       595,105          8,851             --     1,582,994      1,257,221     (2,379,983)    (4,589,352)

      6,059,938     (4,616,895)       128,840             --    (2,293,308)     1,023,898     10,851,878     (3,015,414)
   ------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


      5,671,790     (3,920,343)       144,465             --       341,779      4,641,723      7,887,994     (8,156,091)
   ------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


      4,586,677      5,703,742        822,149             --     3,677,660     11,041,542        910,667        766,082

      3,536,380      7,406,554        638,805             --     5,586,563     21,825,637      1,342,911     16,119,575
         (6,083)        (5,773)          (179)            --        (8,559)        (9,080)        (8,504)       (10,041)
     (2,519,903)    (2,493,265)        (3,341)            --    (5,358,581)    (5,864,023)    (3,249,303)    (3,183,172)

     (3,790,520)    (7,191,268)      (222,950)            --   (16,991,960)   (19,243,986)    (2,409,577)    (4,907,939)
       (539,022)      (407,251)        (2,022)            --      (687,633)      (825,234)      (485,555)      (743,117)
   ------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------


      1,267,529      3,012,739      1,232,462             --   (13,782,510)     6,924,856     (3,899,361)     8,041,388
   ------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

      6,939,319       (907,604)     1,376,927             --   (13,440,731)    11,566,579      3,988,633       (114,703)



     24,115,404     25,023,008             --             --    48,699,205     37,132,626     31,085,524     31,200,227
   ------------   ------------   ------------   ------------  ------------   ------------   ------------   ------------

   $ 31,054,723   $ 24,115,404   $  1,376,927   $         --  $ 35,258,474   $ 48,699,205   $ 35,074,157   $ 31,085,524
   ============   ============   ============   ============  ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                   SMITH BARNEY                 SMITH BARNEY                 SMITH BARNEY
                                                    AGGRESSIVE                   HIGH INCOME              LARGE CAPITALIZATION
                                                 GROWTH PORTFOLIO                 PORTFOLIO                 GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (727,173)  $   (698,204)  $  1,837,441   $  6,480,380   $ (1,592,373)  $ (1,317,279)
  Realized gain (loss) ..................    (1,443,047)    (4,041,779)    (4,336,396)    (3,277,488)    (2,234,506)    (4,445,157)
  Change in unrealized gain (loss)
    on investments ......................    13,031,905    (12,965,400)     9,360,609     (4,909,191)    36,841,848    (22,816,750)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........    10,861,685    (17,705,383)     6,861,654     (1,706,299)    33,014,969    (28,579,186)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     9,810,809     11,690,803      3,994,608      3,491,973     10,718,657     10,274,391
  Participant transfers from other
    funding options .....................     6,677,604      9,473,158     15,468,539      7,589,439      9,866,417      9,236,228
  Administrative charges ................       (11,835)       (11,272)        (8,585)        (8,742)       (24,374)       (25,084)
  Contract surrenders ...................    (3,388,885)    (3,138,899)    (4,692,972)    (2,815,770)    (8,102,045)    (7,669,608)
  Participant transfers to other
    funding options .....................    (4,645,218)   (10,603,548)   (14,190,172)   (10,279,871)    (9,875,520)   (15,026,484)
  Other payments to participants ........      (714,536)      (624,795)      (741,287)      (775,933)    (1,587,161)    (1,792,144)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     7,727,939      6,785,447       (169,869)    (2,798,904)       995,974     (5,002,701)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    18,589,624    (10,919,936)     6,691,785     (4,505,203)    34,010,943    (33,581,887)


NET ASSETS:
    Beginning of year ...................    32,730,182     43,650,118     27,891,510     32,396,713     74,919,485    108,501,372
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $ 51,319,806   $ 32,730,182   $ 34,583,295   $ 27,891,510   $108,930,428   $ 74,919,485
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

           SMITH BARNEY                    SMITH BARNEY
           MID CAP CORE                    MONEY MARKET                  STRATEGIC EQUITY               TRAVELERS MANAGED
             PORTFOLIO                       PORTFOLIO                       PORTFOLIO                   INCOME PORTFOLIO
   -----------------------------   -----------------------------   -----------------------------   -----------------------------
       2003            2002            2003             2002           2003             2002            2003            2002
       ----            ----            ----             ----           ----             ----            ----            ----

   $    (240,760)  $    (150,691)  $    (588,787)  $    (344,417)  $     (34,890)  $     (19,522)  $   2,665,767   $  10,075,856
         (99,642)       (139,131)             --              --        (153,556)       (231,151)       (276,984)        969,803

       3,693,980      (1,912,249)             --              --         693,751        (496,785)      4,754,306     (11,037,730)
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       3,353,578      (2,202,071)       (588,787)       (344,417)        505,305        (747,458)      7,143,089           7,929
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       4,712,604       5,815,352       6,583,443      12,962,156         520,456         853,896      13,347,151      20,665,029

       2,024,327       4,929,129      71,341,947     518,901,628         241,296         455,675      13,849,294      11,677,430
          (3,332)         (2,295)        (11,377)        (12,177)           (584)           (446)        (27,062)        (28,594)
      (1,602,443)       (575,602)    (21,922,775)    (64,345,495)       (194,043)       (109,043)    (11,635,806)    (11,118,619)

      (1,224,865)     (2,677,837)    (68,203,908)   (493,513,092)       (334,996)       (577,874)    (13,249,795)    (30,931,179)
        (128,635)       (307,677)     (1,373,851)       (745,220)        (11,133)             --      (2,950,000)     (2,501,844)
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------


       3,777,656       7,181,070     (13,586,521)    (26,752,200)        220,996         622,208        (666,218)    (12,237,777)
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

       7,131,234       4,978,999     (14,175,308)    (27,096,617)        726,301        (125,250)      6,476,871     (12,229,848)



      10,408,480       5,429,481      57,558,740      84,655,357       1,513,507       1,638,757     111,464,275     123,694,123
   -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

   $  17,539,714   $  10,408,480   $  43,383,432   $  57,558,740   $   2,239,808   $   1,513,507   $ 117,941,146   $ 111,464,275
   =============   =============   =============   =============   =============   =============   =============   =============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                SMITH BARNEY
                                                    EMERGING                     SMALL CAP
                                                     GROWTH                        GROWTH                        MID CAP
                                                   PORTFOLIO -                  OPPORTUNITIES                  PORTFOLIO -
                                                 CLASS II SHARES                  PORTFOLIO                  SERVICE CLASS 2
                                           ---------------------------   ---------------------------   ---------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (22,383)  $    (24,746)  $    (65,750)  $    (52,070)  $   (117,927)  $    (51,022)
  Realized gain (loss) ..................       (80,978)      (174,889)       (89,879)       (85,117)        58,881        (50,490)
  Change in unrealized gain (loss)
    on investments ......................       363,396       (393,043)     1,404,398       (811,543)     2,533,451       (402,960)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       260,035       (592,678)     1,248,769       (948,730)     2,474,405       (504,472)
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       337,951        445,388      1,352,611      1,571,620      3,204,739      2,671,386
  Participant transfers from other
    funding options .....................       193,718        264,962        961,022        945,544      1,565,169      3,090,311
  Administrative charges ................          (352)          (306)        (1,145)          (906)        (1,462)          (996)
  Contract surrenders ...................      (198,679)      (158,718)      (565,988)      (188,626)      (808,921)      (508,401)
  Participant transfers to other
    funding options .....................      (133,829)      (376,236)      (874,255)      (668,311)    (1,238,793)    (1,157,374)
  Other payments to participants ........       (15,241)            --        (19,659)      (191,933)       (69,911)       (41,705)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       183,568        175,090        852,586      1,467,388      2,650,821      4,053,221
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       443,603       (417,588)     2,101,355        518,658      5,125,226      3,548,749


NET ASSETS:
    Beginning of year ...................     1,042,556      1,460,144      2,959,981      2,441,323      5,612,450      2,063,701
                                           ------------   ------------   ------------   ------------   ------------   ------------

    End of year .........................  $  1,486,159   $  1,042,556   $  5,061,336   $  2,959,981   $ 10,737,676   $  5,612,450
                                           ============   ============   ============   ============   ============   ============

                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

               COMBINED
   ---------------------------------
        2003              2002
        ----              ----

   $    (1,221,768)  $    13,182,317
       (25,044,081)      (46,122,980)

       225,614,119      (139,312,442)
   ---------------   ---------------


       199,348,270      (172,253,105)
   ---------------   ---------------


       193,435,614       199,132,813

       273,764,098     1,173,498,517
          (240,658)         (238,193)
      (112,809,142)     (161,709,464)

      (274,053,117)   (1,173,531,513)
       (18,356,603)      (17,628,002)
   ---------------   ---------------


        61,740,192        19,524,158
   ---------------   ---------------

       261,088,462      (152,728,947)



       860,021,580     1,012,750,527
   ---------------   ---------------

   $ 1,121,110,042   $   860,021,580
   ===============   ===============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM II is comprised of the Travelers Marquis Portfolios product.

Participant purchase payments applied to Separate Account TM II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account TM II were:

     AIM Variable Insurance Funds, Inc., Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc. (Formerly Alliance
      Variable Product Series Fund, Inc.), Maryland business trust
         AllianceBernstein Growth and Income Portfolio - Class B (Formerly
           Growth & Income Portfolio - Class B)
         AllianceBernstein Premier Growth Portfolio - Class B (Formerly Premier
           Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Franklin Small Cap Fund - Class 2 Shares
         Mutual Shares Securities Fund - Class 2 Shares
         Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Growth and Income Portfolio - Service Shares
         International Growth Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
     Lazard Retirement Series, Inc., Massachusetts business trust
         Lazard Retirement Small Cap Portfolio
     Lord Abbett Series Fund, Inc., Maryland business trust
         Growth and Income Portfolio
         Mid-Cap Value Portfolio
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares

     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated High Yield Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Value Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio) Travelers Managed Income Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Emerging Growth Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account TM II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM II. Separate Account TM II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account TM II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $340,343,009 and $278,416,681, respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,141,061,371 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $58,719,760. Gross unrealized depreciation for all investments at December 31, 2003 was $78,399,973.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guarranteed  Minimum Withdrawal  Benefit, if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following Death Benefit (Dth Ben) designations; standard (S) and enhanced (E).

-------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                        TM II
-------------------------------------------------------------------------------------------------------------------------------
                                                                                 Asset-based Charges
                                                                          -----------------------------------------------------
                                                                                            Optional Features
  Separate Account Charge (1)    Dth                                                        -----------------           Total
   (as identified in Note 4)     Ben    Product                            M&E       ADM     E.S.P.     GMWB            Charge
-------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%     S     Travelers Marquis                 1.55%     0.15%                               1.70%

Separate Account Charge 1.85%     E     Travelers Marquis                 1.70%     0.15%                               1.85%

Separate Account Charge 1.95%     S     Travelers Marquis                 1.55%     0.15%     0.25%                     1.95%

Separate Account Charge 2.10%     S     Travelers Marquis                 1.55%     0.15%               0.40%           2.10%
                                  E     Travelers Marquis                 1.70%     0.15%     0.25%                     2.10%

Separate Account Charge 2.25%     E     Travelers Marquis                 1.70%     0.15%               0.40%           2.25%

Separate Account Charge 2.35%     S     Travelers Marquis                 1.55%     0.15%     0.25%     0.40%           2.35%

Separate Account Charge 2.50%     E     Travelers Marquis                 1.70%     0.15%     0.25%     0.40%           2.50%

-------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 4 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts  within the Separate Account, it will not be displayed in Note
      4.
-------------------------------------------------------------------------------------------------------------------------------

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. NET CONTRACT OWNERS' EQUITY

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.70% .................................            936,508      $  0.745         $    697,400
    Separate Account Charges 1.85% .................................          1,279,434         0.742              948,960
    Separate Account Charges 1.95% .................................             21,117         0.958               20,233
    Separate Account Charges 2.10% .................................            174,862         0.955              166,970
    Separate Account Charges 2.25% .................................                  -         1.262                    -
    Separate Account Charges 2.35% .................................                  -         1.261                    -
    Separate Account Charges 2.50% .................................                  -         1.259                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................          6,400,024         0.918            5,873,726
    Separate Account Charges 1.85% .................................          7,361,827         0.914            6,729,418
    Separate Account Charges 1.95% .................................            106,968         1.131              120,976
    Separate Account Charges 2.10% .................................          2,359,557         1.127            2,659,505
    Separate Account Charges 2.25% .................................            227,532         1.329              302,499
    Separate Account Charges 2.35% .................................                  -         1.328                    -
    Separate Account Charges 2.50% .................................             95,890         1.327              127,209
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................          1,916,657         0.704            1,349,001
    Separate Account Charges 1.85% .................................          4,857,063         0.701            3,404,989
    Separate Account Charges 1.95% .................................             46,122         0.970               44,756
    Separate Account Charges 2.10% .................................          1,229,563         0.967            1,189,101
    Separate Account Charges 2.25% .................................            267,913         1.250              334,811
    Separate Account Charges 2.35% .................................                  -         1.249                    -
    Separate Account Charges 2.50% .................................              2,545         1.247                3,174

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            412,281         1.293              533,075
    Separate Account Charges 1.85% .................................            708,259         1.292              914,855
    Separate Account Charges 1.95% .................................                  -         1.291                    -
    Separate Account Charges 2.10% .................................            465,965         1.290              600,882
    Separate Account Charges 2.25% .................................            914,213         1.288            1,177,742
    Separate Account Charges 2.35% .................................              9,281         1.287               11,949
    Separate Account Charges 2.50% .................................             25,536         1.286               32,843
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          2,140,832         1.246            2,666,719
    Separate Account Charges 1.85% .................................          3,148,823         1.244            3,918,386
    Separate Account Charges 1.95% .................................              3,711         1.244                4,615
    Separate Account Charges 2.10% .................................          2,228,383         1.242            2,768,368
    Separate Account Charges 2.25% .................................          3,253,276         1.241            4,037,568
    Separate Account Charges 2.35% .................................              8,000         1.240                9,922
    Separate Account Charges 2.50% .................................            600,909         1.239              744,534

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          2,718,996      $  1.251          $ 3,400,250
    Separate Account Charges 1.85% .................................          4,005,984         1.249            5,004,661
    Separate Account Charges 1.95% .................................             21,629         1.248               27,003
    Separate Account Charges 2.10% .................................          2,218,734         1.247            2,767,251
    Separate Account Charges 2.25% .................................          2,734,692         1.246            3,407,335
    Separate Account Charges 2.35% .................................             16,887         1.245               21,026
    Separate Account Charges 2.50% .................................            610,611         1.244              759,532

Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 1.70% .................................          2,272,993         1.097            2,494,269
    Separate Account Charges 1.85% .................................          3,330,265         1.088            3,624,770
    Separate Account Charges 1.95% .................................                995         1.469                1,462
    Separate Account Charges 2.10% .................................            156,838         1.464              229,547
    Separate Account Charges 2.25% .................................             11,337         1.442               16,349
    Separate Account Charges 2.35% .................................                  -         1.441                    -
    Separate Account Charges 2.50% .................................                  -         1.439                    -

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.70% .................................          4,795,634         1.716            8,227,511
    Separate Account Charges 1.85% .................................          6,192,784         1.702           10,538,540
    Separate Account Charges 1.95% .................................             85,164         1.482              126,237
    Separate Account Charges 2.10% .................................          1,544,105         1.477            2,281,007
    Separate Account Charges 2.25% .................................            871,698         1.364            1,189,432
    Separate Account Charges 2.35% .................................             13,505         1.363               18,412
    Separate Account Charges 2.50% .................................            108,202         1.362              147,324
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 1.70% .................................          4,953,947         1.556            7,710,506
    Separate Account Charges 1.85% .................................          6,579,045         1.544           10,156,932
    Separate Account Charges 1.95% .................................             83,010         1.538              127,704
    Separate Account Charges 2.10% .................................          1,398,791         1.533            2,144,607
    Separate Account Charges 2.25% .................................            674,431         1.458              983,058
    Separate Account Charges 2.35% .................................             21,929         1.456               31,936
    Separate Account Charges 2.50% .................................            194,731         1.454              283,229

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................          9,443,487         1.005            9,489,508
    Separate Account Charges 1.85% .................................         11,883,487         0.997           11,844,738
    Separate Account Charges 1.95% .................................             21,527         1.082               23,289
    Separate Account Charges 2.10% .................................            675,023         1.078              727,778
    Separate Account Charges 2.25% .................................            442,816         1.241              549,726
    Separate Account Charges 2.35% .................................                  -         1.240                    -
    Separate Account Charges 2.50% .................................             24,820         1.239               30,747

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................          8,423,132      $  1.272         $ 10,713,135
    Separate Account Charges 1.85% .................................          7,293,805         1.262            9,201,513
    Separate Account Charges 1.95% .................................              8,556         1.214               10,387
    Separate Account Charges 2.10% .................................            347,394         1.210              420,261
    Separate Account Charges 2.25% .................................             87,769         1.347              118,231
    Separate Account Charges 2.35% .................................                  -         1.346                    -
    Separate Account Charges 2.50% .................................              1,993         1.344                2,679

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          6,216,178         1.188            7,386,602
    Separate Account Charges 1.85% .................................          9,501,812         1.179           11,199,309
    Separate Account Charges 1.95% .................................             50,177         1.155               57,966
    Separate Account Charges 2.10% .................................          1,787,262         1.151            2,057,696
    Separate Account Charges 2.25% .................................          1,119,874         1.400            1,567,950
    Separate Account Charges 2.35% .................................             35,818         1.399               50,106
    Separate Account Charges 2.50% .................................             56,880         1.397               79,466
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          1,137,845         1.037            1,180,317
    Separate Account Charges 1.85% .................................          2,571,733         1.035            2,661,109
    Separate Account Charges 1.95% .................................              3,916         1.033                4,045
    Separate Account Charges 2.10% .................................            785,960         1.030              809,882
    Separate Account Charges 2.25% .................................            814,594         1.263            1,028,954
    Separate Account Charges 2.35% .................................             62,488         1.262               78,864
    Separate Account Charges 2.50% .................................             29,383         1.260               37,035
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................          3,248,308         1.368            4,444,565
    Separate Account Charges 1.85% .................................          4,128,753         1.357            5,603,575
    Separate Account Charges 1.95% .................................             16,266         1.673               27,207
    Separate Account Charges 2.10% .................................            793,163         1.667            1,322,163
    Separate Account Charges 2.25% .................................            460,993         1.513              697,702
    Separate Account Charges 2.35% .................................              3,028         1.512                4,579
    Separate Account Charges 2.50% .................................             48,856         1.510               73,783
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................         12,816,765         0.933           11,958,095
    Separate Account Charges 1.85% .................................         16,455,099         0.925           15,228,390
    Separate Account Charges 1.95% .................................             96,582         1.174              113,409
    Separate Account Charges 2.10% .................................          3,633,035         1.170            4,251,528
    Separate Account Charges 2.25% .................................          1,542,050         1.347            2,076,806
    Separate Account Charges 2.35% .................................            307,258         1.346              413,449
    Separate Account Charges 2.50% .................................            212,633         1.344              285,753

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.70% .................................          5,768,612         0.931            5,372,307
    Separate Account Charges 1.85% .................................          8,235,348         0.928            7,638,993
    Separate Account Charges 1.95% .................................            133,048         1.123              149,400
    Separate Account Charges 2.10% .................................          1,982,492         1.119            2,218,583
    Separate Account Charges 2.25% .................................          1,975,761         1.257            2,484,415
    Separate Account Charges 2.35% .................................             23,846         1.256               29,960
    Separate Account Charges 2.50% .................................            118,552         1.255              148,751

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 1.70% .................................         12,105,628      $  0.969         $ 11,728,704
    Separate Account Charges 1.85% .................................         18,816,467         0.965           18,157,302
    Separate Account Charges 1.95% .................................            306,485         1.230              377,059
    Separate Account Charges 2.10% .................................          3,618,482         1.226            4,436,582
    Separate Account Charges 2.25% .................................          1,889,614         1.420            2,683,687
    Separate Account Charges 2.35% .................................            468,509         1.419              664,820
    Separate Account Charges 2.50% .................................            168,543         1.417              238,854

Janus Aspen Series
  Growth and Income Portfolio - Service Shares
    Separate Account Charges 1.70% .................................          2,857,639         0.672            1,919,132
    Separate Account Charges 1.85% .................................          6,834,833         0.668            4,565,045
    Separate Account Charges 1.95% .................................             19,814         1.046               20,735
    Separate Account Charges 2.10% .................................            119,080         1.043              124,191
    Separate Account Charges 2.25% .................................             16,789         1.245               20,897
    Separate Account Charges 2.35% .................................                  -         1.244                    -
    Separate Account Charges 2.50% .................................                  -         1.242                    -
  International Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................         11,731,586         0.571            6,702,509
    Separate Account Charges 1.85% .................................         17,667,851         0.568           10,038,709
    Separate Account Charges 1.95% .................................              1,617         1.125                1,819
    Separate Account Charges 2.10% .................................            546,072         1.121              612,242
    Separate Account Charges 2.25% .................................            188,747         1.408              265,746
    Separate Account Charges 2.35% .................................                  -         1.407                    -
    Separate Account Charges 2.50% .................................             18,664         1.405               26,221
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................         10,946,513         0.374            4,092,745
    Separate Account Charges 1.85% .................................         21,613,332         0.372            8,036,954
    Separate Account Charges 1.95% .................................                712         1.079                  768
    Separate Account Charges 2.10% .................................            457,783         1.075              492,152
    Separate Account Charges 2.25% .................................            367,583         1.351              496,667
    Separate Account Charges 2.35% .................................                  -         1.350                    -
    Separate Account Charges 2.50% .................................             49,764         1.348               67,095

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.70% .................................             45,922         1.333               61,221
    Separate Account Charges 1.85% .................................            289,150         1.332              385,093
    Separate Account Charges 1.95% .................................                  -         1.331                    -
    Separate Account Charges 2.10% .................................            104,407         1.330              138,819
    Separate Account Charges 2.25% .................................            113,934         1.328              151,336
    Separate Account Charges 2.35% .................................                  -         1.327                    -
    Separate Account Charges 2.50% .................................             25,095         1.326               33,277

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.70% .................................            734,746      $  1.242         $    912,518
    Separate Account Charges 1.85% .................................          1,298,245         1.241            1,610,735
    Separate Account Charges 1.95% .................................                  -         1.240                    -
    Separate Account Charges 2.10% .................................          1,315,578         1.239            1,629,522
    Separate Account Charges 2.25% .................................          1,163,832         1.237            1,440,125
    Separate Account Charges 2.35% .................................             15,381         1.237               19,020
    Separate Account Charges 2.50% .................................            184,192         1.235              227,540
  Mid-Cap Value Portfolio
    Separate Account Charges 1.70% .................................            819,272         1.257            1,029,901
    Separate Account Charges 1.85% .................................            769,537         1.256              966,416
    Separate Account Charges 1.95% .................................              7,417         1.255                9,308
    Separate Account Charges 2.10% .................................          1,391,763         1.254            1,744,912
    Separate Account Charges 2.25% .................................          1,982,500         1.252            2,483,070
    Separate Account Charges 2.35% .................................             15,556         1.252               19,471
    Separate Account Charges 2.50% .................................            209,478         1.250              261,932

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................         16,928,856         1.164           19,698,754
    Separate Account Charges 1.85% .................................         20,805,233         1.159           24,112,844
    Separate Account Charges 1.95% .................................            451,327         1.105              498,562
    Separate Account Charges 2.10% .................................          9,367,828         1.101           10,313,087
    Separate Account Charges 2.25% .................................          5,186,452         1.022            5,302,835
    Separate Account Charges 2.35% .................................             29,098         1.022               29,725
    Separate Account Charges 2.50% .................................          1,122,021         1.020            1,144,719

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.70% .................................             99,723         0.723               72,052
    Separate Account Charges 1.85% .................................            206,727         0.720              148,766
    Separate Account Charges 1.95% .................................              7,308         1.102                8,055
    Separate Account Charges 2.10% .................................             30,741         1.099               33,770
    Separate Account Charges 2.25% .................................              2,275         1.333                3,032
    Separate Account Charges 2.35% .................................                  -         1.332                    -
    Separate Account Charges 2.50% .................................                  -         1.330                    -
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.70% .................................          2,815,546         0.875            2,464,267
    Separate Account Charges 1.85% .................................          3,179,728         0.872            2,771,938
    Separate Account Charges 1.95% .................................             25,983         1.158               30,078
    Separate Account Charges 2.10% .................................            754,013         1.154              869,879
    Separate Account Charges 2.25% .................................            123,759         1.329              164,476
    Separate Account Charges 2.35% .................................                  -         1.328                    -
    Separate Account Charges 2.50% .................................             56,811         1.326               75,339

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.70% .................................          1,034,359      $  1.284          $ 1,328,344
    Separate Account Charges 1.85% .................................          1,650,221         1.279            2,110,766
    Separate Account Charges 1.95% .................................                623         1.436                  894
    Separate Account Charges 2.10% .................................            395,754         1.431              566,296
    Separate Account Charges 2.25% .................................            192,053         1.541              296,002
    Separate Account Charges 2.35% .................................                  -         1.540                    -
    Separate Account Charges 2.50% .................................                  -         1.538                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.70% .................................          7,079,942         0.949            6,717,059
    Separate Account Charges 1.85% .................................          7,178,713         0.945            6,783,662
    Separate Account Charges 1.95% .................................             48,032         1.129               54,247
    Separate Account Charges 2.10% .................................          1,369,096         1.126            1,541,032
    Separate Account Charges 2.25% .................................            212,563         1.401              297,791
    Separate Account Charges 2.35% .................................             62,932         1.400               88,090
    Separate Account Charges 2.50% .................................             42,277         1.398               59,100
  Investors Fund - Class I
    Separate Account Charges 1.70% .................................         14,753,346         1.196           17,640,225
    Separate Account Charges 1.85% .................................         17,702,675         1.186           20,995,183
    Separate Account Charges 1.95% .................................            107,698         1.110              119,531
    Separate Account Charges 2.10% .................................          1,837,879         1.106            2,032,902
    Separate Account Charges 2.25% .................................            800,109         1.341            1,072,690
    Separate Account Charges 2.35% .................................             19,278         1.340               25,823
    Separate Account Charges 2.50% .................................            142,357         1.338              190,443

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................            974,866         0.978              953,365
    Separate Account Charges 1.85% .................................            785,215         0.976              765,990
    Separate Account Charges 1.95% .................................                  -         0.974                    -
    Separate Account Charges 2.10% .................................            402,293         0.971              390,802
    Separate Account Charges 2.25% .................................            298,164         1.252              373,221
    Separate Account Charges 2.35% .................................                  -         1.251                    -
    Separate Account Charges 2.50% .................................             37,100         1.249               46,339

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 1.70% .................................          2,610,325         1.103            2,879,064
    Separate Account Charges 1.85% .................................          3,049,994         1.094            3,336,775
    Separate Account Charges 1.95% .................................                  -         1.220                    -
    Separate Account Charges 2.10% .................................                  -         1.216                    -
    Separate Account Charges 2.25% .................................                  -         1.451                    -
    Separate Account Charges 2.35% .................................                  -         1.450                    -
    Separate Account Charges 2.50% .................................                  -         1.448                    -

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.70% .................................          3,972,368      $  1.473         $  5,852,313
    Separate Account Charges 1.85% .................................          4,972,174         1.461            7,265,911
    Separate Account Charges 1.95% .................................                  -         1.316                    -
    Separate Account Charges 2.10% .................................                  -         1.311                    -
    Separate Account Charges 2.25% .................................                  -         1.366                    -
    Separate Account Charges 2.35% .................................                  -         1.365                    -
    Separate Account Charges 2.50% .................................                  -         1.363                    -
  Equity Income Portfolio
    Separate Account Charges 1.70% .................................            404,329         1.239              500,812
    Separate Account Charges 1.85% .................................            883,221         1.237            1,092,878
    Separate Account Charges 1.95% .................................                  -         1.237                    -
    Separate Account Charges 2.10% .................................          1,020,254         1.235            1,260,334
    Separate Account Charges 2.25% .................................            511,975         1.234              631,818
    Separate Account Charges 2.35% .................................                  -         1.233                    -
    Separate Account Charges 2.50% .................................             28,483         1.232               35,092
  Federated High Yield Portfolio
    Separate Account Charges 1.70% .................................          4,478,693         1.175            5,262,175
    Separate Account Charges 1.85% .................................          4,484,654         1.172            5,255,946
    Separate Account Charges 1.95% .................................             37,994         1.170               44,454
    Separate Account Charges 2.10% .................................          1,826,676         1.167            2,131,923
    Separate Account Charges 2.25% .................................          1,564,317         1.186            1,855,140
    Separate Account Charges 2.35% .................................             79,824         1.185               94,583
    Separate Account Charges 2.50% .................................            192,510         1.183              227,808
  Large Cap Portfolio
    Separate Account Charges 1.70% .................................         20,040,536         0.908           18,203,951
    Separate Account Charges 1.85% .................................         27,584,214         0.901           24,852,591
    Separate Account Charges 1.95% .................................             80,471         1.053               84,712
    Separate Account Charges 2.10% .................................          1,766,727         1.049            1,853,520
    Separate Account Charges 2.25% .................................            620,861         1.256              779,689
    Separate Account Charges 2.35% .................................                  -         1.255                    -
    Separate Account Charges 2.50% .................................             70,978         1.253               88,942
  Lazard International Stock Portfolio
    Separate Account Charges 1.70% .................................         23,795,351         0.755           17,962,701
    Separate Account Charges 1.85% .................................         24,813,208         0.749           18,578,660
    Separate Account Charges 1.95% .................................             64,055         1.140               72,999
    Separate Account Charges 2.10% .................................          2,857,308         1.136            3,245,166
    Separate Account Charges 2.25% .................................            879,858         1.318            1,159,636
    Separate Account Charges 2.35% .................................                  -         1.317                    -
    Separate Account Charges 2.50% .................................            101,537         1.315              133,534
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................          4,644,329         0.782            3,631,350
    Separate Account Charges 1.85% .................................          7,206,415         0.776            5,588,850
    Separate Account Charges 1.95% .................................              9,413         1.004                9,451
    Separate Account Charges 2.10% .................................            112,239         1.001              112,311
    Separate Account Charges 2.25% .................................             14,244         1.236               17,602
    Separate Account Charges 2.35% .................................                  -         1.235                    -
    Separate Account Charges 2.50% .................................              1,046         1.233                1,289

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
The Travelers Series Trust (continued)
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.70% .................................            335,709      $  0.665         $    223,140
    Separate Account Charges 1.85% .................................            321,011         0.662              212,516
    Separate Account Charges 1.95% .................................              5,336         0.995                5,309
    Separate Account Charges 2.10% .................................            141,930         0.992              140,750
    Separate Account Charges 2.25% .................................             13,938         1.281               17,852
    Separate Account Charges 2.35% .................................              8,314         1.280               10,639
    Separate Account Charges 2.50% .................................              3,655         1.278                4,671
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.70% .................................         18,965,569         0.497            9,431,604
    Separate Account Charges 1.85% .................................         27,359,595         0.495           13,531,574
    Separate Account Charges 1.95% .................................            146,040         0.824              120,306
    Separate Account Charges 2.10% .................................          2,905,336         0.821            2,385,252
    Separate Account Charges 2.25% .................................            529,759         1.350              714,949
    Separate Account Charges 2.35% .................................             11,981         1.348               16,155
    Separate Account Charges 2.50% .................................             95,537         1.347              128,656
  MFS Value Portfolio
    Separate Account Charges 1.70% .................................         10,199,982         1.159           11,820,619
    Separate Account Charges 1.85% .................................         12,601,425         1.149           14,485,304
    Separate Account Charges 1.95% .................................             81,272         1.172               95,244
    Separate Account Charges 2.10% .................................          2,758,053         1.168            3,221,277
    Separate Account Charges 2.25% .................................          1,010,704         1.280            1,294,065
    Separate Account Charges 2.35% .................................                  -         1.279                    -
    Separate Account Charges 2.50% .................................            108,184         1.278              138,214
  Pioneer Fund Portfolio
    Separate Account Charges 1.70% .................................            112,020         1.214              136,037
    Separate Account Charges 1.85% .................................            463,084         1.213              561,808
    Separate Account Charges 1.95% .................................                  -         1.212                    -
    Separate Account Charges 2.10% .................................            223,609         1.211              270,826
    Separate Account Charges 2.25% .................................            297,037         1.210              359,403
    Separate Account Charges 2.35% .................................                  -         1.209                    -
    Separate Account Charges 2.50% .................................             40,443         1.208               48,853
  U.S. Government Securities Portfolio
    Separate Account Charges 1.70% .................................         11,809,144         1.302           15,376,118
    Separate Account Charges 1.85% .................................         13,810,996         1.292           17,836,983
    Separate Account Charges 1.95% .................................             39,671         1.121               44,456
    Separate Account Charges 2.10% .................................          1,211,784         1.117            1,353,326
    Separate Account Charges 2.25% .................................            362,745         1.007              365,249
    Separate Account Charges 2.35% .................................             13,081         1.006               13,160
    Separate Account Charges 2.50% .................................            267,916         1.005              269,182

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.70% .................................         14,432,405         0.948           13,678,866
    Separate Account Charges 1.85% .................................         22,030,581         0.940           20,710,757
    Separate Account Charges 1.95% .................................              2,301         1.142                2,627
    Separate Account Charges 2.10% .................................            287,290         1.138              326,902
    Separate Account Charges 2.25% .................................            215,165         1.298              279,333
    Separate Account Charges 2.35% .................................              1,730         1.297                2,244
    Separate Account Charges 2.50% .................................             56,682         1.295               73,428

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.70% .................................         18,169,598      $  0.842         $ 15,297,202
    Separate Account Charges 1.85% .................................         30,976,709         0.837           25,937,324
    Separate Account Charges 1.95% .................................            754,632         1.057              797,407
    Separate Account Charges 2.10% .................................          4,466,282         1.053            4,703,376
    Separate Account Charges 2.25% .................................          2,580,040         1.345            3,469,024
    Separate Account Charges 2.35% .................................            280,940         1.343              377,416
    Separate Account Charges 2.50% .................................            550,111         1.342              738,057
  Smith Barney High Income Portfolio
    Separate Account Charges 1.70% .................................         17,293,158         0.977           16,894,482
    Separate Account Charges 1.85% .................................         15,488,429         0.969           15,008,600
    Separate Account Charges 1.95% .................................             34,465         1.231               42,416
    Separate Account Charges 2.10% .................................          1,000,019         1.227            1,226,533
    Separate Account Charges 2.25% .................................          1,049,128         1.223            1,283,281
    Separate Account Charges 2.35% .................................             26,854         1.222               32,819
    Separate Account Charges 2.50% .................................             77,968         1.221               95,164
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.70% .................................         34,959,586         1.265           44,214,459
    Separate Account Charges 1.85% .................................         42,999,110         1.254           53,941,976
    Separate Account Charges 1.95% .................................            156,369         1.261              197,188
    Separate Account Charges 2.10% .................................          4,983,077         1.257            6,262,635
    Separate Account Charges 2.25% .................................          2,303,053         1.456            3,353,880
    Separate Account Charges 2.35% .................................            306,622         1.455              446,140
    Separate Account Charges 2.50% .................................            353,819         1.453              514,150
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.70% .................................          5,515,565         0.949            5,236,016
    Separate Account Charges 1.85% .................................          7,557,573         0.946            7,145,892
    Separate Account Charges 1.95% .................................             77,854         1.244               96,857
    Separate Account Charges 2.10% .................................          2,660,894         1.240            3,299,113
    Separate Account Charges 2.25% .................................          1,246,271         1.322            1,647,147
    Separate Account Charges 2.35% .................................             23,301         1.321               30,770
    Separate Account Charges 2.50% .................................             63,633         1.319               83,919
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.70% .................................         17,203,433         1.093           18,804,879
    Separate Account Charges 1.85% .................................         18,649,579         1.084           20,220,293
    Separate Account Charges 1.95% .................................             56,356         0.981               55,267
    Separate Account Charges 2.10% .................................          3,224,526         0.977            3,151,455
    Separate Account Charges 2.25% .................................            844,055         0.986              832,280
    Separate Account Charges 2.35% .................................             31,732         0.985               31,262
    Separate Account Charges 2.50% .................................            292,702         0.984              287,996
  Strategic Equity Portfolio
    Separate Account Charges 1.70% .................................          1,112,984         0.695              773,656
    Separate Account Charges 1.85% .................................          1,447,330         0.692            1,002,011
    Separate Account Charges 1.95% .................................             14,881         0.972               14,463
    Separate Account Charges 2.10% .................................            357,922         0.969              346,683
    Separate Account Charges 2.25% .................................             66,114         1.313               86,799
    Separate Account Charges 2.35% .................................                  -         1.312                    -
    Separate Account Charges 2.50% .................................             12,363         1.310               16,196

                                                                                        DECEMBER 31, 2003
                                                                       ----------------------------------------------------

                                                                         ACCUMULATION         UNIT
                                                                            UNITS             VALUE          NET ASSETS
                                                                       -----------------    ----------    -----------------
Travelers Series Fund Inc. (continued)
  Travelers Managed Income Portfolio
    Separate Account Charges 1.70% .................................         43,596,461      $  1.179     $     51,416,113
    Separate Account Charges 1.85% .................................         47,014,857         1.170           54,997,860
    Separate Account Charges 1.95% .................................            242,729         1.045              253,575
    Separate Account Charges 2.10% .................................          7,805,364         1.041            8,126,379
    Separate Account Charges 2.25% .................................          1,849,660         1.055            1,950,953
    Separate Account Charges 2.35% .................................            734,438         1.054              773,989
    Separate Account Charges 2.50% .................................            401,215         1.053              422,277

Van Kampen Life Investment Trust
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................            555,104         0.672              373,102
    Separate Account Charges 1.85% .................................          1,049,127         0.669              702,347
    Separate Account Charges 1.95% .................................             36,299         0.932               33,848
    Separate Account Charges 2.10% .................................            272,531         0.929              253,270
    Separate Account Charges 2.25% .................................             67,027         1.251               83,861
    Separate Account Charges 2.35% .................................                  -         1.250                    -
    Separate Account Charges 2.50% .................................             31,824         1.248               39,731

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.70% .................................          1,401,962         0.962            1,349,125
    Separate Account Charges 1.85% .................................          2,445,464         0.958            2,343,958
    Separate Account Charges 1.95% .................................             79,146         1.233               97,610
    Separate Account Charges 2.10% .................................            572,008         1.229              703,066
    Separate Account Charges 2.25% .................................            306,971         1.441              442,401
    Separate Account Charges 2.35% .................................              2,159         1.440                3,108
    Separate Account Charges 2.50% .................................             84,883         1.438              122,068

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................          2,518,082         1.234            3,106,806
    Separate Account Charges 1.85% .................................          3,795,417         1.229            4,664,013
    Separate Account Charges 1.95% .................................            157,932         1.344              212,261
    Separate Account Charges 2.10% .................................          1,164,895         1.339            1,560,294
    Separate Account Charges 2.25% .................................            608,924         1.409              858,261
    Separate Account Charges 2.35% .................................                  -         1.408                    -
    Separate Account Charges 2.50% .................................            238,933         1.406              336,041
                                                                                                          ----------------

Net Contract Owners' Equity ........................................                                      $  1,121,110,042
                                                                                                          ================

5. STATEMENT OF INVESTMENTS                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                         -----------------------------------------------------------

INVESTMENTS                                                                 NO. OF          MARKET         COST OF        PROCEEDS
                                                                            SHARES          VALUE         PURCHASES      FROM SALES
                                                                         -----------     -----------     -----------     -----------
AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,950,600)                                                   90,658     $ 1,834,016     $   118,825     $   275,497
                                                                         -----------     -----------     -----------     -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (2.0%)
  AllianceBernstein Growth and Income Portfolio - Class B
   (Cost $15,141,855)                                                        731,606      15,817,316       2,489,584       2,100,225
  AllianceBernstein Premier Growth Portfolio - Class B
   (Cost $6,746,570)                                                         296,645       6,327,438       2,082,146         576,071
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $21,888,425)                                               1,028,251      22,144,754       4,571,730       2,676,296
                                                                         -----------     -----------     -----------     -----------

AMERICAN FUNDS INSURANCE SERIES (2.9%)
  Global Growth Fund - Class 2 Shares (Cost $2,910,322)                      214,574       3,272,249       3,058,095         161,136
  Growth Fund - Class 2 Shares (Cost $12,981,020)                            311,075      14,153,897      13,240,460         265,949
  Growth-Income Fund - Class 2 Shares (Cost $13,976,896)                     459,713      15,391,177      14,555,813         604,986
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $29,868,238)                                                 985,362      32,817,323      30,854,368       1,032,071
                                                                         -----------     -----------     -----------     -----------

CREDIT SUISSE TRUST (0.6%)
  Emerging Markets Portfolio
    Total (Cost $4,984,424)                                                  599,054       6,367,944       1,603,372       2,625,893
                                                                         -----------     -----------     -----------     -----------

DELAWARE VIP TRUST (3.9%)
  Delaware VIP REIT Series - Standard Class
   (Cost $16,849,098)                                                      1,488,383      22,534,126       4,356,567       2,922,913
  Delaware VIP Small Cap Value Series - Standard Class
   (Cost $15,824,639)                                                        836,326      21,443,389       4,620,530       1,646,399
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $32,673,737)                                               2,324,709      43,977,515       8,977,097       4,569,312
                                                                         -----------     -----------     -----------     -----------

DREYFUS VARIABLE INVESTMENT FUND (3.8%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares
   (Cost $23,827,800)                                                        658,667      22,671,331       2,392,802       2,211,990
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   (Cost $26,996,535)                                                        547,504      20,471,183         614,074       3,599,506
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $50,824,335)                                               1,206,171      43,142,514       3,006,876       5,811,496
                                                                         -----------     -----------     -----------     -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.7%)
  Franklin Small Cap Fund - Class 2 Shares
   (Cost $25,312,957)                                                      1,285,415      22,404,780       3,098,966       1,645,392
  Mutual Shares Securities Fund - Class 2 Shares
   (Cost $5,055,222)                                                         389,639       5,801,719       4,442,099         779,346
  Templeton Developing Markets Securities Fund - Class 2
   Shares (Cost $9,523,935)                                                1,717,434      12,176,609      15,175,165      14,077,397
  Templeton Foreign Securities Fund - Class 2 Shares
   (Cost $29,375,140)                                                      2,805,231      34,336,028      13,257,423       8,226,723
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $69,267,254)                                               6,197,719      74,719,136      35,973,653      24,728,858
                                                                         -----------     -----------     -----------     -----------

GREENWICH STREET SERIES FUND (5.0%)
  Appreciation Portfolio (Cost $16,417,316)                                  828,985      18,047,002       7,624,824       2,290,141
  Fundamental Value Portfolio (Cost $35,692,758)                           1,907,207      38,296,710       7,448,947       4,783,452
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $52,110,074)                                               2,736,192      56,343,712      15,073,771       7,073,593
                                                                         -----------     -----------     -----------     -----------

JANUS ASPEN SERIES (3.3%)
  Growth and Income Portfolio - Service Shares
   (Cost $8,022,830)                                                         468,096       6,651,639         479,196       1,343,686
  International Growth Portfolio - Service Shares
   (Cost $14,591,891)                                                        771,148      17,651,568       7,170,276       9,318,231
  Mid Cap Growth Portfolio - Service Shares
   (Cost $23,296,851)                                                        626,588      13,189,674         879,479       2,242,605
                                                                         -----------     -----------     -----------     -----------
    Total (Cost $45,911,572)                                               1,865,832      37,492,881       8,528,951      12,904,522
                                                                         -----------     -----------     -----------     -----------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $660,568)                                                     52,342         769,956         745,668          89,734
                                                                         -----------     -----------     -----------     -----------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                         FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                        ------------------------------------------------------------

INVESTMENTS                                                                NO. OF          MARKET         COST OF         PROCEEDS
                                                                           SHARES          VALUE         PURCHASES       FROM SALES
                                                                        ------------    ------------    ------------    ------------
LORD ABBETT SERIES FUND, INC. (1.1%)
  Growth and Income Portfolio (Cost $5,284,274)                              238,215    $  5,841,034    $  5,663,493    $    395,451
  Mid-Cap Value Portfolio (Cost $5,973,575)                                  382,442       6,516,806       6,021,476          50,689
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $11,257,849)                                                 620,657      12,357,840      11,684,969         446,140
                                                                        ------------    ------------    ------------    ------------

PIMCO VARIABLE INSURANCE TRUST (5.5%)
  Total Return Portfolio - Administrative Class
    Total (Cost $59,741,030)                                               5,899,252      61,116,247      18,892,486      11,352,536
                                                                        ------------    ------------    ------------    ------------

PUTNAM VARIABLE TRUST (1.0%)
  Putnam VT Discovery Growth Fund - Class IB Shares
   (Cost $274,473)                                                            57,520         265,742          28,705         282,073
  Putnam VT International Equity Fund - Class IB Shares
   (Cost $5,079,009)                                                         496,308       6,377,563      11,139,008      11,470,335
  Putnam VT Small Cap Value Fund - Class IB Shares
   (Cost $3,462,189)                                                         237,495       4,303,405       1,276,035       1,851,812
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $8,815,671)                                                  791,323      10,946,710      12,443,748      13,604,220
                                                                        ------------    ------------    ------------    ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (5.1%)
  All Cap Fund - Class I (Cost $14,151,017)                                  995,187      15,544,825       3,488,465       2,214,433
  Investors Fund - Class I (Cost $40,654,702)                              3,316,558      42,087,116       3,624,709       5,866,096
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $54,805,719)                                               4,311,745      57,631,941       7,113,174       8,080,529
                                                                        ------------    ------------    ------------    ------------

SMITH BARNEY INVESTMENT SERIES (0.2%)
  Smith Barney Large Cap Core Portfolio
    Total (Cost $2,292,434)                                                  291,852       2,530,358       1,731,643         312,030
                                                                        ------------    ------------    ------------    ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.6%)
  Strong Multi Cap Value Fund II
    Total (Cost $5,760,420)                                                  616,800       6,217,345         207,934         913,807
                                                                        ------------    ------------    ------------    ------------

THE TRAVELERS SERIES TRUST (19.8%)
  Disciplined Mid Cap Stock Portfolio (Cost $11,063,899)                     750,225      13,121,429         158,707       1,961,831
  Equity Income Portfolio (Cost $3,232,108)                                  212,287       3,521,849       3,366,514         139,256
  Federated High Yield Portfolio (Cost $14,280,344)                        1,768,829      14,875,849      25,315,501      17,314,810
  Large Cap Portfolio (Cost $61,549,334)                                   3,480,627      45,874,659       2,647,261       5,324,176
  Lazard International Stock Portfolio (Cost $35,932,370)                  4,112,166      41,162,778      14,919,491      13,161,281
  Merrill Lynch Large Cap Core Portfolio (Cost $13,328,819)                1,192,757       9,363,139         456,949       2,213,178
  MFS Emerging Growth Portfolio (Cost $638,103)                               65,779         615,034         308,454         158,023
  MFS Mid Cap Growth Portfolio (Cost $44,178,860)                          3,827,777      26,335,105       3,493,935       2,467,570
  MFS Value Portfolio (Cost $28,489,301)                                   2,868,186      31,062,454       5,343,981       4,165,767
  Pioneer Fund Portfolio (Cost $1,248,448)                                   126,125       1,377,288       1,486,257         246,660
  U.S. Government Securities Portfolio (Cost $35,304,837)                  2,801,208      35,267,213       6,100,056      18,212,113
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $249,246,423)                                             21,205,966     222,576,797      63,597,106      65,364,665
                                                                        ------------    ------------    ------------    ------------

TRAVELERS SERIES FUND INC. (36.7%)
  AIM Capital Appreciation Portfolio (Cost $44,094,048)                    3,487,350      35,082,739         884,005       5,364,785
  Smith Barney Aggressive Growth Portfolio
   (Cost $53,233,151)                                                      4,221,450      51,332,826      11,090,676       4,083,387
  Smith Barney High Income Portfolio (Cost $38,945,942)                    4,655,695      34,591,812      16,091,283      14,420,636
  Smith Barney Large Capitalization Growth Portfolio
   (Cost $106,075,188)                                                     7,582,279     108,957,346       7,990,735       8,574,977
  Smith Barney Mid Cap Core Portfolio (Cost $15,652,964)                   1,354,767      17,544,230       4,769,515       1,230,164
  Smith Barney Money Market Portfolio (Cost $43,384,793)                  43,384,793      43,384,793      51,838,965      66,005,842
  Strategic Equity Portfolio (Cost $2,390,804)                               138,895       2,240,375         737,634         551,258
  Travelers Managed Income Portfolio (Cost $120,668,089)                  10,249,385     117,970,417      15,795,143      13,788,216
                                                                        ------------    ------------    ------------    ------------
    Total (Cost $424,444,979)                                             75,074,614     411,104,538     109,197,956     114,019,265
                                                                        ------------    ------------    ------------    ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                    FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                --------------------------------------------------------------------

INVESTMENTS                                                         NO. OF            MARKET            COST OF          PROCEEDS
                                                                    SHARES            VALUE            PURCHASES        FROM SALES
                                                                --------------    --------------    --------------    --------------
VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Emerging Growth Portfolio - Class II Shares
    Total (Cost $1,615,026)                                             61,427    $    1,486,533    $      499,386    $      338,038
                                                                --------------    --------------    --------------    --------------

VARIABLE ANNUITY PORTFOLIOS (0.4%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $4,426,570)                                            502,247         5,062,649         1,772,986           985,427
                                                                --------------    --------------    --------------    --------------

VARIABLE INSURANCE PRODUCTS FUND III (1.0%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $8,516,023)                                            448,079        10,740,449         3,747,310         1,212,752
                                                                --------------    --------------    --------------    --------------

TOTAL INVESTMENTS (100%)
  (COST $1,141,061,371)                                                           $1,121,381,158    $  340,343,009    $  278,416,681
                                                                                  ==============    ==============    ==============

6. FINANCIAL HIGHLIGHTS

                                                                                        INVEST-       EXPENSE           TOTAL
                                                 YEAR            UNIT VALUE     NET     MENT(1)       RATIO(2)        RETURN(3)
                                                ENDED   UNITS     LOWEST TO    ASSETS    INCOME      LOWEST TO        LOWEST TO
                                                DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)      HIGHEST (%)
                                                ------  ------   -----------   -------  ---------    -----------      -----------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I        2003    2,412   0.742 - 0.958   1,834    0.30       1.70 - 2.10       22.44 - 22.94
                                                 2002    2,614   0.604 - 0.781   1,617    0.38       1.70 - 2.10   (31.70) - (31.37)
                                                 2001    1,544   0.882 - 1.142   1,387    0.31       1.70 - 2.10     (10.82) - 10.44
ALLIANCEBERNSTEIN VARIABLE PRODUCT
  SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                          2003   16,552   0.914 - 1.329  15,813    0.85       1.70 - 2.50       17.12 - 32.37
                                                 2002   16,187   0.704 - 0.872  11,665    0.56       1.70 - 2.10   (23.86) - (23.59)
                                                 2001   11,642   0.923 - 1.144  10,859    0.18       1.70 - 2.10      (7.88) - 10.42
  AllianceBernstein Premier Growth
    Portfolio - Class B                          2003    8,320   0.701 - 1.250   6,326       -       1.70 - 2.50        9.58 - 21.38
                                                 2002    6,467   0.579 - 0.802   3,837       -       1.70 - 2.10   (32.23) - (32.08)
                                                 2001    5,878   0.853 - 1.183   5,231       -       1.70 - 2.10     (14.27) - 13.76
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares            2003    2,536   1.286 - 1.293   3,271    0.16       1.70 - 2.50       18.40 - 29.20

  Growth Fund - Class 2 Shares                   2003   11,384   1.239 - 1.246  14,150    0.21       1.70 - 2.50        3.24 - 24.60

  Growth-Income Fund - Class 2 Shares            2003   12,328   1.244 - 1.251  15,387    1.62       1.70 - 2.50       12.53 - 24.90
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                     2003    5,772   1.088 - 1.469   6,366       -       1.70 - 2.25       39.96 - 50.99
                                                 2002    6,735   0.776 - 1.048   5,265    0.17       1.70 - 2.10   (13.41) - (13.03)
                                                 2001    7,973   0.894 - 1.208   7,145       -       1.70 - 2.10      (11.31) - 5.23
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class      2003   13,611   1.362 - 1.716  22,528    2.48       1.70 - 2.50       21.48 - 31.80
                                                 2002   12,572   1.126 - 1.302  16,227    2.46       1.70 - 2.10         2.36 - 2.76
                                                 2001   11,516   1.100 - 1.267  14,530    1.76       1.70 - 2.10         1.48 - 6.92
  Delaware VIP Small Cap Value Series -
    Standard Class                               2003   13,906   1.454 - 1.556  21,438    0.35       1.70 - 2.50       34.51 - 43.08
                                                 2002   11,397   1.103 - 1.115  12,656    0.52       1.70 - 2.10    (15.26) - (7.16)
                                                 2001   10,498   1.193 - 1.201  12,574    0.92       1.70 - 2.10        9.73 - 12.34
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                               2003   22,491   0.997 - 1.241  22,666    1.44       1.70 - 2.50       11.82 - 19.08
                                                 2002   22,351   0.838 - 0.910  18,804    1.07       1.70 - 2.10    (18.40) - (2.15)
                                                 2001   24,717   1.025 - 1.114  25,396    0.83       1.70 - 2.10      (10.95) - 3.05
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                   2003   16,163   1.210 - 1.347  20,466    0.03       1.70 - 2.50        5.41 - 33.63
                                                 2002   18,610   0.938 - 0.982  18,215    0.05       1.70 - 2.10   (23.45) - (20.49)
                                                 2001   20,740   1.185 - 1.235  25,557    0.45       1.70 - 2.10      (7.87) - 12.32
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares       2003   18,768   1.151 - 1.400  22,399       -       1.70 - 2.50       34.31 - 40.28
                                                 2002   17,319   0.857 - 0.881  15,182    0.25       1.70 - 2.10   (30.15) - (29.86)
                                                 2001   18,925   1.227 - 1.256  23,700    0.38       1.70 - 2.10     (16.78) - 19.82

Mutual Shares Securities Fund - Class 2 Shares   2003    5,406   1.030 - 1.263   5,800    0.95       1.70 - 2.50       19.21 - 25.92
                                                 2002    1,561   0.841 - 0.843   1,315    0.51       1.70 - 2.10   (16.14) - (14.93)

                                                                                        INVEST-       EXPENSE          TOTAL
                                                 YEAR            UNIT VALUE     NET     MENT(1)       RATIO(2)       RETURN(3)
                                                ENDED   UNITS     LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                                ------  ------   -----------   -------  ---------    -----------     -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST (CONTINUED)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares             2003    8,699   1.357 - 1.673  12,174    1.11       1.70 - 2.50        8.23 - 57.44
                                                 2002    7,878   0.904 - 1.115   7,178    1.44       1.70 - 2.10     (2.20) - (1.83)
                                                 2001    8,845   0.922 - 1.138   8,185    0.74       1.70 - 2.10      (9.78) - 11.24
  Templeton Foreign Securities Fund -
    Class 2 Shares                               2003   35,063   0.925 - 1.347  34,327    1.72       1.70 - 2.50       26.74 - 40.90
                                                 2002   30,385   0.713 - 0.906  21,855    1.47       1.70 - 2.10   (20.21) - (19.87)
                                                 2001   31,057   0.892 - 1.134  27,776    2.46       1.70 - 2.10      (17.56) - 3.94
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                         2003   18,238   0.928 - 1.257  18,042    0.76       1.70 - 2.50       16.08 - 22.99
                                                 2002   12,498   0.759 - 0.919   9,634    1.80       1.70 - 2.10   (19.28) - (18.98)
                                                 2001    5,937   0.937 - 1.136   5,634    0.78       1.70 - 2.10       (6.11) - 5.67

  Fundamental Value Portfolio                    2003   37,374   0.965 - 1.420  38,287    0.67       1.70 - 2.50       28.88 - 41.01
                                                 2002   36,117   0.709 - 0.905  26,052    1.13       1.70 - 2.10   (22.95) - (22.63)
                                                 2001   24,541   0.918 - 1.172  22,707    0.55       1.70 - 2.10      (8.20) - 14.34
JANUS ASPEN SERIES
  Growth and Income Portfolio - Service Shares   2003    9,848   0.668 - 1.245   6,650    0.48       1.70 - 2.25       21.00 - 22.90
                                                 2002   11,208   0.551 - 0.864   6,224    0.53       1.70 - 2.10   (23.45) - (23.09)
                                                 2001   14,097   0.717 - 1.126  10,354    0.87       1.70 - 2.10      (15.25) - 4.94
  International Growth Portfolio -
    Service Shares                               2003   30,155   0.568 - 1.408  17,647    0.97       1.70 - 2.50       31.73 - 43.22
                                                 2002   35,026   0.430 - 0.853  15,137    0.60       1.70 - 2.10   (27.33) - (27.03)
                                                 2001   45,445   0.590 - 1.171  26,889    0.72       1.70 - 2.10      (24.84) - 4.09

  Mid Cap Growth Portfolio - Service Shares      2003   33,436   0.372 - 1.351  13,186       -       1.70 - 2.50       25.51 - 32.62
                                                 2002   38,862   0.281 - 0.816  10,979       -       1.70 - 2.10    (29.56) - (4.11)
                                                 2001   44,511   0.398 - 1.157  17,779       -       1.70 - 2.10      (40.77) - 2.48
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio          2003      579   1.326 - 1.333     770       -       1.70 - 2.50        3.67 - 33.00
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                    2003    4,712   1.235 - 1.242   5,839    1.35       1.70 - 2.50        1.48 - 24.20

  Mid-Cap Value Portfolio                        2003    5,196   1.250 - 1.257   6,515    1.07       1.70 - 2.50        7.75 - 24.21
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class  2003   53,891   1.020 - 1.164  61,101    2.85       1.70 - 2.50       (0.29) - 3.28
                                                 2002   47,258   1.070 - 1.127  52,945    4.05       1.70 - 2.10         6.79 - 7.23
                                                 2001   18,460   1.002 - 1.051  19,335    2.78       1.70 - 2.10       (0.79) - 4.69
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                              2003      347   0.720 - 1.333     266       -       1.70 - 2.25       29.29 - 30.18
                                                 2002      698   0.555 - 0.851     400       -       1.70 - 2.10    (31.06) - (4.49)
                                                 2001    1,059   0.803 - 1.233     861       -       1.70 - 2.10      (23.14) - 5.93
  Putnam VT International Equity Fund -
    Class IB Shares                              2003    6,956   0.872 - 1.329   6,376    0.92       1.70 - 2.50       18.50 - 37.15
                                                 2002    7,431   0.691 - 0.918   5,228    0.47       1.70 - 2.10   (19.35) - (19.04)
                                                 2001    3,254   0.855 - 1.137   2,810       -       1.70 - 2.10      (13.98) - 5.77
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                    2003    3,273   1.279 - 1.541   4,302    0.32       1.70 - 2.50       23.53 - 55.19
                                                 2002    4,006   0.871 - 0.978   3,511    0.18       1.70 - 2.10   (25.63) - (19.61)
                                                 2001    2,861   1.085 - 1.220   3,111       -       1.70 - 2.10         7.00 - 9.52

                                                                                         INVEST-       EXPENSE         TOTAL
                                                 YEAR             UNIT VALUE     NET     MENT(1)       RATIO(2)      RETURN(3)
                                                ENDED    UNITS     LOWEST TO    ASSETS    INCOME      LOWEST TO      LOWEST TO
                                                DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                                ------   ------   -----------   -------  ---------    -----------    -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                         2003    15,994   0.945 - 1.401  15,541     0.28      1.70 - 2.50      29.09 - 40.24
                                                 2002    14,596   0.692 - 0.828  10,234     0.49      1.70 - 2.10  (26.62) - (25.87)
                                                 2001     7,607   0.941 - 1.127   7,194     1.32      1.70 - 2.10      (6.27) - 8.47

  Investors Fund - Class I                       2003    35,363   1.106 - 1.341  42,077     1.41      1.70 - 2.50       7.20 - 32.64
                                                 2002    37,507   0.854 - 0.919  34,267     1.12      1.70 - 2.10  (24.62) - (24.36)
                                                 2001    39,594   1.133 - 1.215  47,947     0.96      1.70 - 2.10      (5.91) - 6.99
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio          2003     2,498   0.971 - 1.252   2,530     0.68      1.70 - 2.50      15.33 - 21.34
                                                 2002       984   0.803 - 0.806     792     0.84      1.70 - 2.10  (20.73) - (19.64)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                 2003     5,660   1.094 - 1.103   6,216     0.10      1.70 - 1.85      35.90 - 36.00
                                                 2002     6,317   0.805 - 0.811   5,102     0.41      1.70 - 1.85  (24.63) - (24.42)
                                                 2001     8,338   1.068 - 1.073   8,921        -      1.70 - 1.85        2.30 - 2.39
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio            2003     8,945   1.461 - 1.473  13,118     0.29      1.70 - 1.85      31.27 - 31.52
                                                 2002    10,265   1.113 - 1.120  11,457     0.50      1.70 - 1.85  (15.87) - (15.79)
                                                 2001    13,210   1.323 - 1.330  17,522     0.27      1.70 - 1.85    (5.84) - (5.67)

  Equity Income Portfolio                        2003     2,848   1.232 - 1.239   3,521     1.76      1.70 - 2.50      11.29 - 21.95

  Federated High Yield Portfolio                 2003    12,665   1.167 - 1.186  14,872     9.27      1.70 - 2.50      11.90 - 20.39
                                                 2002     5,814   0.974 - 0.976   5,673    26.94      1.70 - 2.10      (2.50) - 6.21

  Large Cap Portfolio                            2003    50,164   0.901 - 1.256  45,863     0.39      1.70 - 2.50      21.89 - 23.74
                                                 2002    53,181   0.736 - 0.861  39,340     0.46      1.70 - 2.10  (24.45) - (24.08)
                                                 2001    59,388   0.971 - 1.137  57,837     0.48      1.70 - 2.10     (18.88) - 4.12

  Lazard International Stock Portfolio           2003    52,511   0.749 - 1.318  41,153     1.93      1.70 - 2.50      25.94 - 31.54
                                                 2002    51,697   0.593 - 0.904  31,074     2.06      1.70 - 2.10  (14.74) - (14.47)
                                                 2001    54,692   0.694 - 1.059  38,109     0.16      1.70 - 2.10     (27.56) - 0.76

  Merrill Lynch Large Cap Core Portfolio         2003    11,988   0.776 - 1.236   9,361     0.63      1.70 - 2.50       7.57 - 20.18
                                                 2002    14,331   0.652 - 0.845   9,386     0.54      1.70 - 2.10  (26.76) - (26.46)
                                                 2001    17,615   0.887 - 1.151  15,679     0.04      1.70 - 2.10     (23.93) - 8.08

  MFS Emerging Growth Portfolio                  2003       830   0.662 - 1.281     615        -      1.70 - 2.50       3.73 - 27.15
                                                 2002       656   0.522 - 0.786     357        -      1.70 - 2.10  (35.63) - (30.44)
                                                 2001       417   0.809 - 1.218     338        -      1.70 - 2.10     (19.42) - 0.66

  MFS Mid Cap Growth Portfolio                   2003    50,014   0.495 - 1.350  26,328        -      1.70 - 2.50       4.33 - 34.69
                                                 2002    48,959   0.368 - 0.613  18,411        -      1.70 - 2.10  (49.88) - (49.73)
                                                 2001    40,049   0.732 - 1.221  29,464        -      1.70 - 2.10    (25.08) - 14.76

  MFS Value Portfolio                            2003    26,760   1.149 - 1.280  31,055     1.46      1.70 - 2.50      13.20 - 28.64
                                                 2002    25,573   0.940 - 0.959  24,115     2.20      1.70 - 2.10  (14.93) - (14.62)
                                                 2001    22,650   1.102 - 1.126  25,023     0.84      1.70 - 2.10      (0.90) - 7.14

  Pioneer Fund Portfolio                         2003     1,136   1.208 - 1.214   1,377     2.12      1.70 - 2.50      11.11 - 19.04

  U.S. Government Securities Portfolio           2003    27,515   1.005 - 1.302  35,258     4.31      1.70 - 2.50      (2.04) - 1.01
                                                 2002    38,061   1.110 - 1.289  48,699     7.37      1.70 - 2.10      11.22 - 11.70
                                                 2001    32,315   0.998 - 1.154  37,133     4.05      1.70 - 2.10      (2.25) - 4.06

                                                                                         INVEST-       EXPENSE          TOTAL
                                                 YEAR             UNIT VALUE     NET     MENT(1)       RATIO(2)       RETURN(3)
                                                ENDED    UNITS     LOWEST TO    ASSETS    INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)   HIGHEST ($)   ($000S)  RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                                ------   ------   -----------   -------  ---------    -----------     -----------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio             2003    37,026   0.940 - 1.298   35,074       -     1.70 - 2.50       17.91 - 29.41
                                                 2002    41,848   0.741 - 0.900   31,086       -     1.70 - 2.10   (25.46) - (25.10)
                                                 2001    31,414   0.991 - 1.206   31,200       -     1.70 - 2.10      (25.21) - 3.25

  Smith Barney Aggressive Growth Portfolio       2003    57,778   0.837 - 1.345   51,320       -     1.70 - 2.50       25.05 - 32.18
                                                 2002    50,823   0.634 - 0.801   32,730       -     1.70 - 2.10   (34.08) - (33.71)
                                                 2001    45,194   0.959 - 1.213   43,650       -     1.70 - 2.10      (5.80) - 12.95

  Smith Barney High Income Portfolio             2003    34,970   0.969 - 1.231   34,583    7.73     1.70 - 2.50       10.29 - 25.42
                                                 2002    35,831   0.774 - 0.984   27,892   23.50     1.70 - 2.10     (5.30) - (4.88)
                                                 2001    39,620   0.815 - 1.037   32,397   12.18     1.70 - 2.10       (5.56) - 4.75
  Smith Barney Large Capitalization
    Growth Portfolio                             2003    86,062   1.254 - 1.456  108,930    0.02     1.70 - 2.50       24.79 - 45.07
                                                 2002    86,256   0.866 - 0.872   74,919    0.34     1.70 - 2.10   (26.33) - (26.04)
                                                 2001    92,322   1.173 - 1.181  108,501       -     1.70 - 2.10     (14.13) - 10.68

  Smith Barney Mid Cap Core Portfolio            2003    17,145   0.946 - 1.322   17,540       -     1.70 - 2.50       19.44 - 30.12
                                                 2002    13,683   0.742 - 0.978   10,408    0.11     1.70 - 2.10   (20.78) - (20.51)
                                                 2001     5,753   0.935 - 1.232    5,429       -     1.70 - 2.10      (6.40) - 15.79

  Smith Barney Money Market Portfolio            2003    40,302   0.977 - 1.093   43,383    0.67     1.70 - 2.50     (1.51) - (1.09)
                                                 2002    52,508   0.992 - 1.105   57,559    1.27     1.70 - 2.10     (0.80) - (0.36)
                                                 2001    76,496   1.000 - 1.109   84,655    3.32     1.70 - 2.10         0.00 - 1.93

  Strategic Equity Portfolio                     2003     3,012   0.692 - 1.313    2,240       -     1.70 - 2.50        7.11 - 30.39
                                                 2002     2,791   0.532 - 0.748    1,514    0.63     1.70 - 2.10   (34.96) - (26.74)
                                                 2001     1,983   0.816 - 1.147    1,639    0.22     1.70 - 2.10      (18.40) - 8.31

  Travelers Managed Income Portfolio             2003   101,645   1.041 - 1.179  117,941    4.12     1.70 - 2.50         0.48 - 6.60
                                                 2002   101,496   0.981 - 1.106  111,464   10.34     1.70 - 2.10         0.10 - 0.45
                                                 2001   112,730   0.980 - 1.101  123,694    4.49     1.70 - 2.10       (2.68) - 4.96
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II Shares    2003     2,012   0.669 - 1.251    1,486       -     1.70 - 2.50        8.24 - 24.91
                                                 2002     1,867   0.537 - 0.748    1,043    0.05     1.70 - 2.10   (34.07) - (29.37)
                                                 2001     1,767   0.812 - 1.133    1,460       -     1.70 - 2.10      (16.80) - 5.99
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                      2003     4,893   0.958 - 1.441    5,061       -     1.70 - 2.50       33.21 - 45.12
                                                 2002     4,210   0.688 - 0.886    2,960       -     1.70 - 2.10   (27.18) - (24.08)
                                                 2001     2,576   0.942 - 1.214    2,441       -     1.70 - 2.10       (5.99) - 6.58
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2            2003     8,484   1.229 - 1.409   10,738    0.23     1.70 - 2.50       24.87 - 45.71
                                                 2002     6,155   0.905 - 0.991    5,612    0.48     1.70 - 2.10   (11.93) - (11.50)
                                                 2001     2,004   1.025 - 1.123    2,064       -     1.70 - 2.10         1.08 - 9.88

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                              ALLIANCEBERNSTEIN
                                                    AIM V.I.                     GROWTH AND                ALLIANCEBERNSTEIN
                                                PREMIER EQUITY               INCOME PORTFOLIO -             PREMIER GROWTH
                                                FUND - SERIES I                   CLASS B                 PORTFOLIO - CLASS B
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     2,614,484      1,544,427     16,186,802     11,641,985      6,467,465      5,878,064
Accumulation units purchased and
  transferred from other funding options       136,899      1,747,467      4,241,671      9,104,577      3,173,533      3,879,156
Accumulation units redeemed and
  transferred to other funding options .      (339,462)      (677,410)    (3,876,675)    (4,559,760)    (1,321,135)    (3,289,755)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,411,921      2,614,484     16,551,798     16,186,802      8,319,863      6,467,465
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                 GLOBAL GROWTH                                              GROWTH-INCOME
                                                 FUND - CLASS 2                GROWTH FUND -                FUND - CLASS 2
                                                    SHARES                    CLASS 2 SHARES                   SHARES
                                           --------------------------    --------------------------    --------------------------
                                              2003           2002           2003           2002           2003           2002
                                              ----           ----           ----           ----           ----           ----
Accumulation units purchased and
  transferred from other funding options     2,748,266             --     12,038,938             --     13,621,095             --
Accumulation units redeemed and
  transferred to other funding options .      (212,731)            --       (655,004)            --     (1,293,562)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,535,535             --     11,383,934             --     12,327,533             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 DELAWARE
                                                                                 VIP REIT                    DELAWARE VIP
                                                    EMERGING                     SERIES -                      SMALL CAP
                                                    MARKETS                      STANDARD                   VALUE SERIES -
                                                   PORTFOLIO                       CLASS                    STANDARD CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     6,735,149      7,972,837     12,572,464     11,516,268     11,396,510     10,498,202
Accumulation units purchased and
  transferred from other funding options     2,187,118     14,515,192      4,923,813     11,305,191      5,146,095      9,662,228
Accumulation units redeemed and
  transferred to other funding options .    (3,149,839)   (15,752,880)    (3,885,185)   (10,248,995)    (2,636,721)    (8,763,920)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,772,428      6,735,149     13,611,092     12,572,464     13,905,884     11,396,510
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               DREYFUS VIF                    FRANKLIN
                                                 DREYFUS VIF                   DEVELOPING                     SMALL CAP
                                                 APPRECIATION                    LEADERS                       FUND -
                                                 PORTFOLIO -                   PORTFOLIO -                     CLASS 2
                                                INITIAL SHARES                INITIAL SHARES                    SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    22,350,904     24,716,933     18,609,765     20,740,151     17,318,918     18,924,761
Accumulation units purchased and
  transferred from other funding options     3,856,657      4,018,828      1,272,224      3,830,515      5,139,324      4,792,572
Accumulation units redeemed and
  transferred to other funding options .    (3,716,401)    (6,384,857)    (3,719,340)    (5,960,901)    (3,690,241)    (6,398,415)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    22,491,160     22,350,904     16,162,649     18,609,765     18,768,001     17,318,918
                                           ===========    ===========    ===========    ===========    ===========    ===========


7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 TEMPLETON
                                                                                 DEVELOPING                    TEMPLETON
                                                                                  MARKETS                       FOREIGN
                                                   MUTUAL SHARES                 SECURITIES                    SECURITIES
                                                    SECURITIES                    FUND -                        FUND -
                                                  FUND - CLASS 2                  CLASS 2                       CLASS 2
                                                      SHARES                       SHARES                        SHARES
                                           ---------------------------   ---------------------------   ----------------------------
                                                2003           2002           2003           2002           2003           2002
                                                ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...      1,560,770             --      7,877,506      8,845,097     30,385,340      31,056,866
Accumulation units purchased and
  transferred from other funding options      5,100,597      2,012,736     15,805,605     44,812,265     20,577,268     219,246,447
Accumulation units redeemed and
  transferred to other funding options .     (1,255,448)      (451,966)   (14,983,744)   (45,779,856)   (15,899,186)   (219,917,973)
                                           ------------   ------------   ------------   ------------   ------------    ------------
Accumulation units end of year .........      5,405,919      1,560,770      8,699,367      7,877,506     35,063,422      30,385,340
                                           ============   ============   ============   ============   ============    ============

                                                                                                              GROWTH AND
                                                                                                                INCOME
                                                  APPRECIATION                  FUNDAMENTAL                   PORTFOLIO -
                                                   PORTFOLIO                  VALUE PORTFOLIO               SERVICE SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    12,497,568      5,936,641     36,116,582     24,540,967     11,208,157     14,096,585
Accumulation units purchased and
  transferred from other funding options    10,177,892     10,426,730     11,728,115     24,028,134        888,253      1,764,833
Accumulation units redeemed and
  transferred to other funding options .    (4,437,801)    (3,865,803)   (10,470,969)   (12,452,519)    (2,248,255)    (4,653,261)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    18,237,659     12,497,568     37,373,728     36,116,582      9,848,155     11,208,157
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  MID CAP
                                                                                  GROWTH
                                                  INTERNATIONAL                PORTFOLIO -
                                                GROWTH PORTFOLIO -                SERVICE                  LAZARD RETIREMENT
                                                 SERVICE SHARES                   SHARES                  SMALL CAP PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    35,025,706     45,445,231     38,861,677     44,510,703             --             --
Accumulation units purchased and
  transferred from other funding options    19,946,872    162,659,740      3,744,626      8,480,707        624,557             --
Accumulation units redeemed and
  transferred to other funding options .   (24,818,041)  (173,079,265)    (9,170,616)   (14,129,733)       (46,049)            --
                                           -----------   ------------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    30,154,537     35,025,706     33,435,687     38,861,677        578,508             --
                                           ===========   ============    ===========    ===========    ===========    ===========

                                                  GROWTH AND                     MID-CAP                       EQUITY
                                               INCOME PORTFOLIO              VALUE PORTFOLIO                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --             --             --             --     14,546,516
Accumulation units purchased and
  transferred from other funding options     5,221,283             --      5,369,111             --             --        427,276
Accumulation units redeemed and
  transferred to other funding options .      (509,309)            --       (173,588)            --             --    (14,973,792)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,711,974             --      5,195,523             --             --             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                              PUTNAM VT
                                                  TOTAL RETURN                   PUTNAM VT                  INTERNATIONAL
                                                  PORTFOLIO -                    DISCOVERY                  EQUITY FUND -
                                                 ADMINISTRATIVE                 GROWTH FUND -                  CLASS IB
                                                     CLASS                    CLASS IB SHARES                   SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    47,257,653     18,459,990        697,602      1,059,333      7,431,431      3,253,735
Accumulation units purchased and
  transferred from other funding options    28,401,555     41,830,244         51,493        407,675     17,693,867     86,783,247
Accumulation units redeemed and
  transferred to other funding options .   (21,768,393)   (13,032,581)      (402,321)      (769,406)   (18,169,458)   (82,605,551)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    53,890,815     47,257,653        346,774        697,602      6,955,840      7,431,431
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   PUTNAM VT
                                                   SMALL CAP
                                                 VALUE FUND -                     ALL CAP                       INVESTORS
                                                CLASS IB SHARES                FUND - CLASS I                FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...     4,005,573      2,861,199     14,595,591      7,606,741     37,506,773     39,594,415
Accumulation units purchased and
  transferred from other funding options     1,386,724      4,068,447      5,236,617     11,434,374      6,602,813     12,287,992
Accumulation units redeemed and
  transferred to other funding options .    (2,119,287)    (2,924,073)    (3,838,653)    (4,445,524)    (8,746,244)   (14,375,634)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,273,010      4,005,573     15,993,555     14,595,591     35,363,342     37,506,773
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   SMITH BARNEY                 STRONG MULTI                 MONTGOMERY
                                                    LARGE CAP                    CAP VALUE                 VARIABLE SERIES:
                                                 CORE PORTFOLIO                   FUND II                    GROWTH FUND
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       983,721             --      6,317,172      8,337,608             --      4,702,096
Accumulation units purchased and
  transferred from other funding options     1,861,848      1,154,497        327,188        620,800             --        158,499
Accumulation units redeemed and
  transferred to other funding options .      (347,931)      (170,776)      (984,041)    (2,641,236)            --     (4,860,595)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,497,638        983,721      5,660,319      6,317,172             --             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  DISCIPLINED
                                                    MID CAP                    EQUITY INCOME                 FEDERATED HIGH
                                                STOCK PORTFOLIO                  PORTFOLIO                  YIELD PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    10,265,032     13,210,283             --             --      5,814,269             --
Accumulation units purchased and
  transferred from other funding options       215,382        470,998      2,995,478             --     26,574,003      9,828,277
Accumulation units redeemed and
  transferred to other funding options .    (1,535,872)    (3,416,249)      (147,216)            --    (19,723,604)    (4,014,008)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     8,944,542     10,265,032      2,848,262             --     12,664,668      5,814,269
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                 LAZARD                      MERRILL LYNCH
                                                   LARGE CAP                  INTERNATIONAL                    LARGE CAP
                                                   PORTFOLIO                 STOCK PORTFOLIO                CORE PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    53,180,630     59,387,508     51,696,559     54,691,856     14,330,638     17,615,280
Accumulation units purchased and
  transferred from other funding options     6,550,762      8,281,974     29,619,282    115,492,520      1,042,931      1,403,261
Accumulation units redeemed and
  transferred to other funding options .    (9,567,605)   (14,488,852)   (28,804,524)  (118,487,817)    (3,385,883)    (4,687,903)
                                           -----------    -----------    -----------   ------------    -----------    -----------
Accumulation units end of year .........    50,163,787     53,180,630     52,511,317     51,696,559     11,987,686     14,330,638
                                           ===========    ===========    ===========   ============    ===========    ===========

                                                                                  MFS MID
                                                  MFS EMERGING                   CAP GROWTH                    MFS VALUE
                                                GROWTH PORTFOLIO                 PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...       655,907        416,724     48,959,167     40,048,582     25,573,492     22,650,204
Accumulation units purchased and
  transferred from other funding options       480,897        507,746     12,122,999     23,642,668      8,150,530     13,014,316
Accumulation units redeemed and
  transferred to other funding options .      (306,911)      (268,563)   (11,068,349)   (14,732,083)    (6,964,402)   (10,091,028)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       829,893        655,907     50,013,817     48,959,167     26,759,620     25,573,492
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                             AIM CAPITAL
                                                  PIONEER FUND               U.S. GOVERNMENT                 APPRECIATION
                                                    PORTFOLIO              SECURITIES PORTFOLIO               PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...            --             --     38,061,030     32,314,953     41,848,364     31,413,534
Accumulation units purchased and
  transferred from other funding options     1,343,844             --      7,442,707     27,272,146      2,613,876     21,224,370
Accumulation units redeemed and
  transferred to other funding options .      (207,651)            --    (17,988,400)   (21,526,069)    (7,436,086)   (10,789,540)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,136,193             --     27,515,337     38,061,030     37,026,154     41,848,364
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  SMITH BARNEY                 SMITH BARNEY                 SMITH BARNEY
                                                   AGGRESSIVE                  HIGH INCOME              LARGE CAPITALIZATION
                                               GROWTH PORTFOLIO                 PORTFOLIO                 GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    50,823,116     45,194,049     35,830,838     39,620,015     86,255,908     92,321,649
Accumulation units purchased and
  transferred from other funding options    19,225,483     26,883,266     22,282,002     14,000,338     18,717,062     19,062,647
Accumulation units redeemed and
  transferred to other funding options .   (12,270,287)   (21,254,199)   (23,142,819)   (17,789,515)   (18,911,334)   (25,128,388)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    57,778,312     50,823,116     34,970,021     35,830,838     86,061,636     86,255,908
                                           ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                  SMITH BARNEY                 SMITH BARNEY
                                                    MID CAP                    MONEY MARKET                STRATEGIC EQUITY
                                                CORE PORTFOLIO                  PORTFOLIO                     PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...    13,683,463      5,752,532     52,508,044     76,496,118      2,790,808      1,983,038
Accumulation units purchased and
  transferred from other funding options     7,039,534     12,146,790     71,512,955    481,048,237      1,101,982      1,874,939
Accumulation units redeemed and
  transferred to other funding options .    (3,577,906)    (4,215,859)   (83,718,616)  (505,036,311)      (881,196)    (1,067,169)
                                           -----------    -----------    -----------   ------------    -----------    -----------
Accumulation units end of year .........    17,145,091     13,683,463     40,302,383     52,508,044      3,011,594      2,790,808
                                           ===========    ===========    ===========   ============    ===========    ===========

                                                                                                             SMITH BARNEY
                                                   TRAVELERS                  EMERGING GROWTH                 SMALL CAP
                                                    MANAGED                     PORTFOLIO -                     GROWTH
                                                    INCOME                       CLASS II                    OPPORTUNITIES
                                                   PORTFOLIO                      SHARES                       PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation units beginning of year ...   101,496,035    112,730,376      1,866,822      1,767,092      4,210,109      2,575,615
Accumulation units purchased and
  transferred from other funding options    24,621,947     30,460,808        704,270        980,843      2,432,686      2,911,555
Accumulation units redeemed and
  transferred to other funding options .   (24,473,258)   (41,695,149)      (559,180)      (881,113)    (1,750,202)    (1,277,061)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........   101,644,724    101,496,035      2,011,912      1,866,822      4,892,593      4,210,109
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                         MID CAP
                                                       PORTFOLIO -
                                                     SERVICE CLASS 2                           COMBINED
                                            ---------------------------------     ---------------------------------
                                                   2003               2002              2003               2002
                                                   ----               ----              ----               ----
Accumulation units beginning of year ...         6,154,998          2,004,041      1,052,586,512      1,040,480,800
Accumulation units purchased and
  transferred from other funding options         4,423,007          5,966,738        490,445,536      1,511,934,806
Accumulation units redeemed and
  transferred to other funding options .        (2,093,822)        (1,815,781)      (447,400,753)    (1,499,829,094)
                                            --------------     --------------     --------------     --------------
Accumulation units end of year .........         8,484,183          6,154,998      1,095,631,295      1,052,586,512
                                            ==============     ==============     ==============     ==============

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
    Owners of Variable Annuity Contracts of The Travelers Separate Account TM II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/KPMG LLP

Hartford, Connecticut
March 24, 2004

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

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM II for Variable Annuities or shares of Separate Account TM II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

SepTM II (Annual) (12-03) Printed in U.S.A.


                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)


FOR THE YEAR ENDED DECEMBER 31,                                                         2003               2002               2001
                                                                                        ----               ----               ----
REVENUES
Premiums                                                                              $  40,866         $  42,893         $  39,222
Net investment income                                                                   356,463           311,946           251,054
Realized investment gains (losses)                                                       (7,202)          (30,584)           26,144
Fee income                                                                              237,366           189,686           173,113
Other revenues                                                                           18,834            19,530            14,317
------------------------------------------------------------------------------------------------------------------------------------
     Total Revenues                                                                     646,327           533,471           503,850
------------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                    89,729            94,513            88,842
Interest credited to contractholders                                                    216,952           180,610           125,880
Amortization of deferred acquisition costs                                              136,310            66,972            89,475
General and administrative expenses                                                      49,288            32,352            23,404
------------------------------------------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                                        492,279           374,447           327,601
------------------------------------------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                                       154,048           159,024           176,249
------------------------------------------------------------------------------------------------------------------------------------

Federal income taxes
     Current                                                                             73,423           (31,143)          (19,007)
     Deferred                                                                           (38,835)           86,797            80,096
------------------------------------------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                                          34,588            55,654            61,089
------------------------------------------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                                          119,460           103,370           115,160

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax
                                                                                             --                --               (62)
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                            $ 119,460         $ 103,370         $ 115,098
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                ($ IN THOUSANDS)


AT DECEMBER 31,                                                                                        2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $130,895 and
     $144,284 subject to securities lending agreements) (cost $5,033,778
     and $4,385,801)                                                                                $ 5,357,225          $ 4,520,299
Equity securities, at fair value (cost $8,253 and $14,939)                                                8,307               14,495
Mortgage loans                                                                                          135,347              134,078
Short-term securities                                                                                   195,279              475,365
Other invested assets                                                                                   392,638              384,616
------------------------------------------------------------------------------------------------------------------------------------
      Total Investments                                                                               6,088,796            5,528,853
------------------------------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred acquisition costs                                                                            1,279,118            1,064,118
Premiums and fees receivable                                                                             67,272               59,636
Other assets                                                                                            312,546              179,558
------------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                   $17,438,187          $13,694,174
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                                   $ 1,097,704          $ 1,145,692
Contractholder funds                                                                                  4,511,813            3,886,083
Separate and variable accounts                                                                        9,690,455            6,862,009
Deferred federal income taxes                                                                           224,821              199,350
Other liabilities                                                                                       514,718              441,249
------------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                               16,039,511           12,534,383
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
     30,000 issued and outstanding                                                                        3,000                3,000
Additional paid-in capital                                                                              417,316              417,316
Retained earnings                                                                                       763,994              644,534
Accumulated other changes in equity from nonowner sources                                               214,366               94,941
------------------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                       1,398,676            1,159,791
------------------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                     $17,438,187          $13,694,174
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)


                                                                                                  FOR THE YEAR ENDED
                                                                                                      DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                                         2003                 2002               2001
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $     3,000          $    3,000         $   3,000
Changes in common stock                                                                    --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $     3,000          $    3,000         $   3,000
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $   417,316          $  417,316         $ 417,316
Capital contributed by parent                                                              --                  --                --
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   417,316          $  417,316         $ 417,316
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $   644,534          $  541,164         $ 426,066
Net income                                                                            119,460             103,370           115,098
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   763,994          $  644,534         $ 541,164
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Balance, beginning of year                                                        $    94,941          $   16,084         $  13,622
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax                               --                  --                62
Unrealized gains (losses), net of tax                                                 120,993              73,750              (924)
Derivative instrument hedging activity gains (losses),
    net of tax                                                                         (1,568)              5,107             3,324
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $   214,366          $   94,941         $  16,084
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------------------------------------

Net income                                                                        $   119,460          $  103,370         $ 115,098
Other changes in equity from nonowner sources                                         119,425              78,857             2,462
------------------------------------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                                     $   238,885          $  182,227         $ 117,560
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                        $ 1,159,791          $  977,564         $ 860,004
Changes in total shareholder's equity                                                 238,885             182,227           117,560
------------------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                              $ 1,398,676          $1,159,791         $ 977,564
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)


FOR THE YEARS ENDED DECEMBER 31,                                                           2003            2002             2001
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                               $    43,903      $    43,490      $    37,915
     Net investment income received                                                       319,629          276,813          211,179
     Fee and other income received                                                        265,410          238,970          211,885
     Benefits and claims paid                                                            (105,867)        (103,513)        (103,224)
     Interest paid to contractholders                                                    (216,952)        (180,610)        (125,880)
     Operating expenses paid                                                             (437,335)        (343,932)        (354,506)
     Income taxes (paid) received                                                        (134,927)          88,888           45,257
     Other                                                                                 41,239          (21,047)         (31,175)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Operating Activities                                           (224,900)            (941)        (108,549)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                                 519,960          255,009           97,712
         Mortgage loans                                                                    22,628           36,193           20,941
     Proceeds from sales of investments
         Fixed maturities                                                               1,657,663        1,689,931          938,987
         Equity securities                                                                  7,769           35,556            6,363
         Real estate held for sale                                                            794               --              (36)
     Purchases of investments
         Fixed maturities                                                              (2,823,940)      (3,018,069)      (2,022,618)
         Equity securities                                                                 (3,506)         (35,735)          (2,274)
         Mortgage loans                                                                   (27,456)         (44,632)         (14,494)
     Policy loans, net                                                                        665          (11,201)          (3,395)
     Short-term securities (purchases) sales, net                                         280,086         (268,606)          40,618
     Other investment (purchases) sales, net                                              (45,906)         (20,915)          (6,334)
     Securities transactions in course of settlement, net                                  (3,561)         117,806           64,698
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                                           (414,804)      (1,264,663)        (879,832)
------------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                                         913,546        1,486,056        1,178,421
     Contractholder fund withdrawals                                                     (287,816)        (224,542)        (185,464)
------------------------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                        625,730        1,261,514          992,957
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                           (13,974)          (4,090)           4,576
Cash at beginning of year                                                                  15,424           19,514           14,938
------------------------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $     1,450      $    15,424      $    19,514
====================================================================================================================================



                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS


1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. On March 27, 2002, Travelers Property Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution of the majority of its remaining interest in TPC to Citigroup Stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup. TIC has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46). FIN 46 changes the method of determining whether certain entities, including securitization entities, should be included in the Company's financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect on the Company's balance sheet will be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, entities may be identified that would need to be consolidated.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

     The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002.

     SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged. The adoption of SFAS 123 did not have a significant impact on the Company's financial statements.

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of adopting SFAS 133 was an after-tax charge of $62 thousand included in net income and an after-tax benefit of $62 thousand included in accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment of Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. The adoption of EITF 99-20 had no effect on the Company's financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in the assumptions could affect the fair values of investments. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Other invested assets include trading securities, partnership investments and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company's fair value hedges are primarily of available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

     SEPARATE ACCOUNTS

     The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life, universal life (UL) and deferred annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

     All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.07% to 7.85% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 5.8%.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent deposits from the issuance of UL pension investment and certain deferred annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to universal life range from 4.0% to 5.95%, with a weighted average interest rate of 5.01%.

     Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 1.0 % to 7.75% with a weighted average interest rate of 5.35%.

     GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company's liability for guaranty fund assessments was not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


2.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair values of investments in fixed maturities were as follows:


                                                                                            GROSS          GROSS
       DECEMBER 31, 2003                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  644,362        $ 18,352        $ 1,598        $  661,116

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        192,271           4,756            731           196,296

     Obligations of states and political
     subdivisions                                                            52,867           6,151             --            59,018

     Debt securities issued by foreign
     governments                                                             57,656           3,386             83            60,959

     All other corporate bonds                                            3,179,328         240,472          5,329         3,414,471

     All other debt securities                                              903,211          59,113          3,105           959,219

     Redeemable preferred stock                                               4,083           2,155             92             6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $5,033,778        $334,385        $10,938        $5,357,225
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            GROSS          GROSS
       DECEMBER 31, 2002                                                 AMORTIZED        UNREALIZED     UNREALIZED         FAIR
       ($ IN THOUSANDS)                                                     COST            GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                                             $  423,318        $ 21,809        $    90        $  445,037

     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                                        217,602           5,958          2,115           221,445

     Obligations of states and political
     subdivisions                                                            49,472           7,170             --            56,642

     Debt securities issued by foreign
     governments                                                             21,530           2,146            296            23,380

     All other corporate bonds                                            2,932,069         157,225         82,175         3,007,119

     All other debt securities                                              737,215          35,255         10,926           761,544

     Redeemable preferred stock                                               4,595           1,785          1,248             5,132
------------------------------------------------------------------------------------------------------------------------------------
         Total Available For Sale                                        $4,385,801        $231,348        $96,850        $4,520,299
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of fixed maturities classified as available for sale were $1.7 billion, $1.7 billion and $939 million in 2003, 2002 and 2001, respectively. Gross gains of $48.2 million, $85.6 million

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     and $67.0 million and gross losses of $52.4 million, $29.9 million and $22.4 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $10.2 million, $66.9 million and $11.5 million were realized due to other-than-temporary losses in value in 2003, 2002 and 2001, respectively. Impairment activity increased significantly in 2002. These prior year impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $1.0 billion and $840.4 million at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities available for sale at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

-------------------------------------------------------------------------------
                                                 AMORTIZED          FAIR
($ IN THOUSANDS)                                    COST            VALUE
-------------------------------------------------------------------------------

MATURITY:
     Due in one year or less                     $  210,086      $  214,645
     Due after 1 year through 5 years             1,529,425       1,634,709
     Due after 5 years through 10 years           1,821,121       1,963,235
     Due after 10 years                             828,784         883,520
-------------------------------------------------------------------------------
                                                  4,389,416       4,696,109
-------------------------------------------------------------------------------

     Mortgage-backed securities                     644,362         661,116
-------------------------------------------------------------------------------
         Total Maturity                          $5,033,778      $5,357,225
-------------------------------------------------------------------------------

     The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $332.4 million and $265.5 million, respectively. Approximately 34% and 33%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $327.7 million and $177.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note 11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $154.0 million and $149.0 million, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002, respectively.

     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:


------------------------------------------------------------------------------------------------------------------------------------
                                                                                              GROSS          GROSS
                                                                                            UNREALIZED     UNREALIZED        FAIR
        ($ IN THOUSANDS)                                                      COST            GAINS          LOSSES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2003
     Common stocks                                                           $ 1,645           $343           $249           $ 1,739
     Non-redeemable preferred stocks                                           6,608             30             70             6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $ 8,253           $373           $319           $ 8,307
------------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2002
     Common stocks                                                           $ 2,599           $ 37           $699           $ 1,937
     Non-redeemable preferred stocks                                          12,340            394            176            12,558
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                             $14,939           $431           $875           $14,495
------------------------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $7.8 million, $35.6 million and $6.4 million in 2003, 2002 and 2001, respectively. Gross gains and losses on sales and impairments were insignificant.

     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11.3 million. Of the $11.3 million, $9.2 million represents

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                     NOTES TO CONDENSED FINANCIAL STATEMENTS
                                   (CONTINUED)


     fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 87% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $1.8 million and 32% of these are rated investment grade. The gross unrealized loss on equity securities was $.3 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                        Gross Unrealized Losses
                                                                        -----------------------
                                                                 Less Than One Year      One Year or Longer             Total
                                                           -------------------------------------------------------------------------
                                                                               Gross                  Gross                    Gross
                                                                  Fair    Unrealized      Fair   Unrealized         Fair  Unrealized
($ IN THOUSANDS)                                                 Value        Losses     Value       Losses        Value      Losses
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                                   $142,683        $1,598   $    --       $   --     $142,683     $ 1,598
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                            132,402           731        --           --      132,402         731
Debt securities issued by foreign governments                    2,183            83        --           --        2,183          83
All other corporate bonds                                      237,621         4,266    19,461        1,063      257,082       5,329
All other debt securities                                      122,769         2,461    20,054          644      142,823       3,105
Redeemable preferred stock                                         650            41       659           51        1,309          92
------------------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                        $638,308        $9,180   $40,174       $1,758     $678,482     $10,938
Equity securities                                             $  2,642        $   56   $   946       $  263     $  3,588     $   319
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS

     At December 31, 2003 and 2002, the Company's mortgage loan portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN THOUSANDS)                                 2003           2002
     ---------------------------------------------------------------------------
     Current Mortgage Loans                         $135,347       $130,303
     Underperforming Mortgage Loans                       --          3,775
     ---------------------------------------------------------------------------
          Total                                     $135,347       $134,078
     ---------------------------------------------------------------------------

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     ---------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN THOUSANDS)
     ---------------------------------------------------------------
     2004                                                 $ 11,301
     2005                                                    6,137
     2006                                                   27,827
     2007                                                    5,155
     2008                                                    5,804
     Thereafter                                             79,123
     ---------------------------------------------------------------
          Total                                           $135,347
     ===============================================================

     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     ------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003          2002
     ------------------------------------------------------------------------
     Private equity and arbitrage investments            $203          $142
     Derivatives                                          115           162
     Trading Securities                                    33            27
     Policy Loans                                          27            28
     Real estate investments                               15            26
     ------------------------------------------------------------------------
     Total                                               $393          $385
     ------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

     CONCENTRATIONS

     The Company participates in a short-term investment pool maintained by TIC. See Note 11.

     The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

        -------------------------------------------------------------------
        ($ IN THOUSANDS)                            2003          2002
        -------------------------------------------------------------------
        Finance                                    $555,067     $562,179
        Electric Utilities                          454,960      512,950
        Banking                                     364,094      265,442
        Media                                       354,213      324,008
        Telecommunications                          287,955      304,171
        Insurance                                   261,198      200,525
        -------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $152 million and $147 million at December 31, 2003 and 2002, respectively, which are included in the table above.

     The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $157 million and $109 million in Electric Utilities, $31 million and $35 million in Media, and $34 million and $53 million in Telecommunications at December 31, 2003 and 2002, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade assets were $506 million and $414 million at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

         ($ IN THOUSANDS)
        -------------------------------------------------------------------
        At December 31,                                  2003         2002
        -------------------------------------------------------------------
        STATE
        -----
        California                                    $34,304      $42,169
        New York                                       30,766       22,636
        -------------------------------------------------------------------
        PROPERTY TYPE
        -------------
        Agricultural                                  $63,672      $79,075
        Office                                         61,812       44,094
        -------------------------------------------------------------------

     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     RESTRUCTURED INVESTMENTS

     Mortgage loan and debt securities which were restructured at below market terms at December 31, 2003 and 2002 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

     NET INVESTMENT INCOME


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     GROSS INVESTMENT INCOME
       Fixed maturities                                                                 $316,790          $276,818          $217,813
       Other invested assets                                                              33,118            27,886            22,542
       Mortgage loans                                                                     10,931            10,578            11,327
       Other                                                                                 935             1,402             2,227
------------------------------------------------------------------------------------------------------------------------------------
            Total gross investment income                                                361,774           316,684           253,909
------------------------------------------------------------------------------------------------------------------------------------
     Investment expenses                                                                   5,311             4,738             2,855
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                                              $356,463          $311,946          $251,054
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                    2003              2002              2001
------------------------------------------------------------------------------------------------------------------------------------
     REALIZED
       Fixed maturities                                                                $(14,361)         $(11,185)         $ 33,061
       Other invested assets                                                              8,152           (19,423)           (4,980)
       Mortgage loans                                                                      (886)              (61)             (707)
       Other                                                                               (107)               85            (1,230)
------------------------------------------------------------------------------------------------------------------------------------
         Total realized investment gains (losses)                                      $ (7,202)         $(30,584)         $ 26,144
------------------------------------------------------------------------------------------------------------------------------------


     Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:


------------------------------------------------------------------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,
     ($ IN THOUSANDS)                                                                     2003              2002             2001
------------------------------------------------------------------------------------------------------------------------------------
     UNREALIZED
          Fixed maturities                                                             $ 188,949          $ 91,013         $ 14,761
          Other invested assets                                                           (2,805)           22,449          (16,182)
------------------------------------------------------------------------------------------------------------------------------------
              Total unrealized investment gains (losses)                                 186,144           113,462           (1,421)

          Related taxes                                                                   65,151            39,712             (497)
------------------------------------------------------------------------------------------------------------------------------------
          Change in unrealized investment gains (losses)                                 120,993            73,750             (924)
          Balance beginning of year                                                       86,448            12,698           13,622
------------------------------------------------------------------------------------------------------------------------------------
              Balance end of year                                                      $ 207,441          $ 86,448         $ 12,698
------------------------------------------------------------------------------------------------------------------------------------


3.   REINSURANCE

     The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT) coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of UL business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September, 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

     Total life insurance in-force ceded under reinsurance contracts was $35.0 billion and $29.3 billion at December 31, 2003 and 2002, including $4.5 million and $6.0 million, respectively to TIC. Total life

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     insurance premiums ceded were $24.9 million, $14.9 million and $11.9 million in 2003, 2002 and 2001, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $9.9 billion, including $5.4 billion or 55% which was reinsured, and $7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $887 million and $2.2 billion at December 31, 2003 and 2002, respectively. NAR included $816 million, or 92%, and $1.9 billion, or 86%, which was reinsured at December 31, 2003 and 2002, respectively.

4.   INTANGIBLE ASSETS

     The Company has two intangible, amortizable assets, DAC and the value of insurance in force. The following is a summary of capitalized DAC by product type:


                                          Traditional   Deferred
($ IN MILLIONS)                              Life        Annuity           UL             Total
---------------------------------------------------------------------------------------------------
Beginning balance
January 1, 2002                            $  47.7       $  511.5       $  255.2       $    814.4

 Commissions and expenses deferred            16.5          169.4          130.8            316.7

 Amortization expense                         (8.9)         (72.6)          (9.3)           (90.8)
 Underlying lapse and interest rate
   assumptions                                  --           29.8             --             29.8
 Amortization related to FAS 91
   reassessment                                 --           (6.0)            --             (6.0)

---------------------------------------------------------------------------------------------------
Balance December 31, 2002                     55.3          632.1          376.7          1,064.1

Commissions and expenses deferred             14.3          172.1          164.9            351.3

Amortization expense                         (10.2)        (107.6)         (18.5)          (136.3)
---------------------------------------------------------------------------------------------------
Balance December 31, 2003                  $  59.4       $  696.6       $  523.1       $  1,279.1
---------------------------------------------------------------------------------------------------


     The value of insurance in force totaled $11.7 million and $12.5 million at December 31, 2003 and 2002, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2003, 2002 and 2001.

5.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $5.6 billion and $5.0 billion of life and annuity deposit funds and reserves, respectively. Of those totals, $1.6 billion were not subject to discretionary withdrawal based on contract terms for 2003 and 2002. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     Included in the amounts that are subject to discretionary withdrawal were $2.6 billion and $2.4 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $1.3 billion and $.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.7% and 4.2%, respectively. The remaining $.1 billion in 2003, and $.1 billion in 2002, is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE


($ IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                                                2003                  2002                   2001
------------------------------------------------------------------------------------------------------------------------------------
Income before federal income taxes                                           $ 154,048             $ 159,024             $ 176,249
Statutory tax rate                                                                  35%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------
Expected federal income taxes                                                   53,917                55,658                61,687
Tax effect of:
     Non-taxable investment income                                             (11,626)                   --                   (36)
     Tax reserve release                                                        (7,852)                   --                    --
     Other, net                                                                    149                     4                  (562)
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================
Effective tax rate                                                                  22%                   35%                   35%
------------------------------------------------------------------------------------------------------------------------------------


COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                                                           $  72,983             $ (30,830)            $ (19,007)
     Foreign                                                                       440                  (313)                   --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                      73,423               (31,143)              (19,007)
------------------------------------------------------------------------------------------------------------------------------------
Deferred:
     United States                                                             (38,835)               86,797                80,096
     Foreign                                                                        --                    --                    --
------------------------------------------------------------------------------------------------------------------------------------
     Total                                                                     (38,835)               86,797                80,096
------------------------------------------------------------------------------------------------------------------------------------
Federal income taxes                                                         $  34,588             $  55,654             $  61,089
====================================================================================================================================


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liabilities at December 31, 2003 and 2002 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


($ IN THOUSANDS)                                                                                       2003                  2002
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves                                                        $ 251,017             $ 151,454
     Other                                                                                              6,496                 2,286
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                        257,513               153,740
------------------------------------------------------------------------------------------------------------------------------------
Deferred Tax Liabilities:
     Investments, net                                                                                (117,613)              (48,363)
     Deferred acquisition costs and value of insurance in force                                      (363,670)             (303,652)
     Other                                                                                             (1,051)               (1,075)
------------------------------------------------------------------------------------------------------------------------------------
         Total                                                                                       (482,334)             (353,090)
------------------------------------------------------------------------------------------------------------------------------------
Net Deferred Tax Liability                                                                          $(224,821)            $(199,350)
------------------------------------------------------------------------------------------------------------------------------------


     TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. TLAC had a $9.1 million recoverable from TIC at December 31, 2003 and a $53.6 million payable to TIC at December 31, 2002 pursuant to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income (loss) was $37.3 million, $(133.9) million and $(73.4) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $494 million and $397 million at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     permitted by its domicilary insurance commissioner (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on statutory capital and surplus was not significant.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, after reducing the Company's unassigned funds (surplus) by 25% of the change in net unrealized capital gains, the Company may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                                                    NET                                 ACCUMULATED
                                                                                 UNREALIZED        DERIVATIVE         OTHER CHANGES
                                                                                GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                                 INVESTMENT          HEDGING               NONOWNER
($ IN THOUSANDS)                                                                 SECURITIES         ACTIVITIES              SOURCES
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                                                          $  13,622            $    --            $  13,622
Cumulative effect of change in accounting for derivative
    instruments and hedging activities, net of tax of $33                                --                 62                   62
Unrealized gains on investment securities,
    net of tax of $10,673                                                            19,821                 --               19,821
Less: Reclassification adjustment for gains
    included in net income, net of tax of $(11,170)                                 (20,745)                --              (20,745)
Add: Derivative instrument hedging activity gains, net of
    tax of $1,789                                                                        --              3,324                3,324
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                          (924)             3,386                2,462
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                                           12,698              3,386               16,084
Unrealized gains on investment securities, net of tax of $35,352                     65,653                 --               65,653
Add:  Reclassification adjustment for losses included in net
    income, net of tax of $4,360                                                      8,097                 --                8,097
Add:  Derivative instrument hedging activity gains, net of
    tax of $2,750                                                                        --              5,107                5,107
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                        73,750              5,107               78,857
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2002                                                           86,448              8,493               94,941
Unrealized gains on investment securities,
    net of tax of $60,482                                                           112,322                 --              112,322
Add:  Reclassification adjustment for losses included in net
    income,  net of tax of $4,669                                                     8,671                 --                8,671
Less:  Derivative instrument hedging activity loss, net of
    tax benefits of $(845)                                                               --             (1,568)              (1,568)
------------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                                       120,993             (1,568)             119,425
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                                                        $ 207,441            $ 6,925            $ 214,366
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


8.   BENEFIT PLANS

     PENSION AND OTHER POSTRETIREMENT BENEFITS

     The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2003, 2002 and 2001.

     401(k) SAVINGS PLAN

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001.

9.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL
     INSTRUMENTS

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

     The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

     Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

     Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003 the Company held collateral under these contracts amounting to approximately $69.7million.

     The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                             Year Ended          Year Ended
($ IN THOUSANDS)                         December 31, 2003    December 31, 2002
--------------------------------------------------------------------------------
Hedge ineffectiveness recognized
   related to fair value hedges                $(3,309)            $(5,215)
Hedge ineffectiveness recognized
   related to cash flow hedges                    (296)              1,141
Net gain or loss from economic
   hedges in earnings                            8,076             (13,597)

     During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. There was no such gain in 2003.

     Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is not significant.

     The Company had interest rate and equity options with fair values of $115.1 million and $161.7 million, at December 31, 2003 and 2002, respectively. Included in these amounts were $3.5 million and $4.8 million with affiliates, respectively.

     FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2003 and 2002 were $6.2 million and $23.9 million respectively. The notional values of unfunded commitments were $31.0 million and $35.5 million at December 31, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

     At December 31, 2003, investments in fixed maturities had a carrying value and a fair value of $5.4 billion compared with a carrying value and a fair value of $4.5 billion at December 31, 2002. See Notes 1 and 2.

     At December 31, 2003, mortgage loans had a carrying value of $135.4 million and a fair value of $147.6 million and at December 31, 2002 had a carrying value of $134.1 million and a fair value of $148.0 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     The carrying values of short-term securities were $195.3 million and $475.4 million in 2003 and 2002, respectively, which approximated their fair values. Policy loans which are included in other invested assets had carrying values of $26.8 million and $27.4 million in 2003 and 2002, respectively, which also approximated their fair values.

     The carrying values of $260.6 million and $151.5 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying values of $439.2 million and $319.8 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2003 and 2002, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     At December 31, 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion, compared with a carrying value of $2.7 billion and a fair value of $2.9 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003, compared with a carrying value of $605 million and a fair value of $416.2 million at December 31, 2002. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

     LITIGATION

     In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

11.  RELATED PARTY TRANSACTIONS

     TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003 and 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC, a former affiliate. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2003, 2002 and 2001.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $124.6 million and $356.0 million at December 31, 2003 and 2002, respectively, and is included in short-term securities in the balance sheet.

     At December 31, 2003 and 2002, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $25.5 million and $26.7 million, respectively. Income of $6.6 million, $1.9 million and $4.5 million was earned on these investments in 2003, 2002 and 2001, respectively. The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $11.8 million and $24.1 million at December 31, 2003 and 2002, respectively. Income earned on these investments in 2003 was insignificant and was $19.8 million and $8.5 million in 2002 and 2001, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     At December 31, 2003 and 2002 the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets Inc., in the amount of $7.1 million and $10.2 million, respectively.

     The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2003 and 2002.

     The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company distributes fixed and variable annuity products through SB. Premiums and deposits related to these products were $.7 billion, $.8 billion and $1.2 billion in 2003, 2002 and 2001, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $87.5 million, $87.2 million and $74.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $56.7 million, $57.5 million and $68.1 million in 2003, 2002 and 2001, respectively.

     The Company also distributes deferred annuity products through its affiliates Primerica Financial Services (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $628 million, $662 million and $738 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $52.4 million, $47.1 million and $51.6 million in 2003, 2002 and 2001, respectively.

     Deposits from Citibank and CitiStreet were $162 million and $82 million respectively, for 2003, $117 million and $184 million, respectively, for 2002, and $166 million and $136 million, respectively, for 2001. Commissions and fees paid to Citibank and CitiStreet were $12.4 million and $2.3 million, respectively, in 2003, $7.2 million and $2.6 million, respectively, in 2002 and $9.8 million and $2.9 million, respectively, in 2001.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

     Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property-casualty insurance affiliates. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In 2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2003, 2002 and 2001.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING
     ACTIVITIES

     The following table reconciles net income to net cash used in operating activities:


------------------------------------------------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                                                     2003                2002                2001
------------------------------------------------------------------------------------------------------------------------------------
Net Income                                                                        $ 119,460           $ 103,370           $ 115,160
     Adjustments to reconcile net income to cash used in operating activities:
         Realized (gains) losses                                                      7,202              30,584             (26,144)
         Deferred federal income taxes                                              (38,835)             86,797              80,096
         Amortization of deferred policy acquisition costs                          136,310              66,972              89,475
         Additions to deferred policy acquisition costs                            (351,310)           (316,721)           (324,277)
         Investment income accrued                                                  (36,834)            (35,133)            (39,875)
         Insurance reserves                                                         (16,138)             (9,000)            (14,382)
         Other                                                                      (44,755)             72,190              11,398
------------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operations                                              $(224,900)          $    (941)          $(108,549)
------------------------------------------------------------------------------------------------------------------------------------


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of February 26, 2004, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2003 and 2002, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting for goodwill and intangible assets in 2002 and for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                                     COST              VALUE     BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
         authorities                                                                $  624,596         $  637,700         $  637,700
         States, municipalities and political subdivisions                              52,867             59,018             59,018
         Foreign governments                                                            57,656             60,959             60,959
         Public utilities                                                              346,616            377,238            377,238
         Convertible bonds and bonds with warrants attached                             20,734             24,014             24,014
         All other corporate bonds                                                   3,927,226          4,192,150          4,192,150
------------------------------------------------------------------------------------------------------------------------------------
              Total Bonds                                                            5,029,695          5,351,079          5,351,079

     Redeemable Preferred Stocks                                                         4,083              6,146              6,146
------------------------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                                      5,033,778          5,357,225          5,357,225
------------------------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                                         1,645              1,739              1,739
------------------------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                                        1,645              1,739              1,739

     Non-Redeemable Preferred Stocks                                                     6,608              6,568              6,568
------------------------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                                         8,253              8,307              8,307
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                                         135,347                               135,347
Policy Loans (4)                                                                        26,827                                26,827
Short-Term Securities                                                                  195,279                               195,279
Other Investments (2) (3)                                                              289,599                               287,168
------------------------------------------------------------------------------------------------------------------------------------
         Total Investments                                                          $5,689,083                            $6,010,153
====================================================================================================================================


(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $75,313 and $76,349, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)  Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2001-2003
                                    ---------
                                ($ IN THOUSANDS)



------------------------------------------------------------------------------------------------------------------------------------

                             FUTURE POLICY                                     BENEFITS,       AMORTIZATION OF
                             BENEFITS, LOSSES,                 NET             CLAIMS, LOSSES  DEFERRED POLICY  OTHER
          DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM        INVESTMENT      AND SETTLEMENT  ACQUISITION      OPERATING   PREMIUMS
         ACQUISITION COSTS   EXPENSES (1)       REVENUE        INCOME          EXPENSES (2)    COSTS            EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
2003        $1,279,118        $5,609,517        $40,866        $356,463        $306,681        $136,310         $49,288     $40,866

2002        $1,064,118        $5,031,775        $42,893        $311,946        $275,123        $ 66,972         $32,352     $42,893

2001        $  814,369        $3,665,426        $39,222        $251,054        $214,722        $ 89,475         $23,404     $39,222


(1)  Includes contractholder funds.

(2)  Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       PERCENTAGE
                                                                        CEDED TO        ASSUMED FROM                    OF AMOUNT
                                                    GROSS                 OTHER             OTHER                       ASSUMED TO
                                                    AMOUNT              COMPANIES         COMPANIES       NET AMOUNT       NET
------------------------------------------------------------------------------------------------------------------------------------
2003
----

Life Insurance In Force                            $43,671,192          $34,973,161          $--          $8,698,031        --%
Premiums:
     Annuity                                       $     3,696          $        --          $--          $    3,696
     Individual life                                    62,034               24,864           --              37,170
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    65,730          $    24,864          $--          $   40,866        --%
                                                   ===========          ===========          ===          ==========

2002
----

Life Insurance In Force                            $35,807,212          $29,261,075          $--          $6,546,137        --%
Premiums:
     Annuity                                       $     4,515          $        --          $--          $    4,515
     Individual Life                                    53,310               14,932           --              38,378
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    57,825          $    14,932          $--          $   42,893        --%
                                                   ===========          ===========          ===          ==========

2001
----

Life Insurance In Force                            $28,793,622          $23,818,768          $--          $4,974,854        --%
Premiums:
     Annuity                                       $     3,319          $        --          $--          $    3,319
     Individual life                                    47,826               11,923           --              35,903
                                                   -----------          -----------          ---          ----------
         Total Premiums                            $    51,145          $    11,923          $--          $   39,222        --%
                                                   ===========          ===========          ===          ==========


                               MARQUIS PORTFOLIOS



                       STATEMENT OF ADDITIONAL INFORMATION



           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES









                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-21255S                                                                May 2004

                                     PART C

                                OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002 Statement of Investments as of December 31, 2003 Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2003, 2002 and 2001 Balance Sheets as of December 31, 2003 and 2002
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001 Notes to Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed November 13, 1997.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 filed November 13, 1997.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 filed November 13, 1997.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed November 13, 1997.)

      10.         Consent of KPMG LLP, Independent Auditors. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form N-4 filed April 12, 2000.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 10, 2001.)

                  Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 filed April 24, 2003.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR



NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston*                           Director and Executive Vice President

Edward W. Cassidy*                             Senior Vice President

Winnifred Grimaldi*                            Senior Vice President

Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel

Brendan Lynch*                                 Senior Vice President

David A. Tyson*                                Senior Vice President

David A. Golino*                               Vice President and Controller

Donald R. Munson, Jr.*                         Vice President

Mark Remington*                                Vice President

Tim W. Still*                                  Vice President

Bennett Kleinberg*                             Vice President

Dawn Fredette*                                 Vice President

George E. Eknaian*                             Vice President and Chief Actuary

Linn K. Richardson*                            Second Vice President and Actuary

Paul Weissman*                                 Second Vice President and Actuary

Ernest J.Wright*                               Vice President and Secretary

Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:


*        The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 12,813 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

 (a)   Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate

Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ----------------                   ----------------
        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief Executive Officer and Chief Operating Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary


* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company

       One Cityplace

       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 27th day of April, 2004.


           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)



                           By: *GLENN D. LAMMEY
                               -------------------------------------------------
                               Glenn D. Lammey, Chief Financial Officer,
                               Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2004.




*GEORGE C. KOKULIS             Director, President and Chief Executive
---------------------------    Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY               Director, Chief Financial Officer, Chief
---------------------------    Accounting Officer (Principal Financial
(Glenn D. Lammey)              Officer)

*MARLA BERMAN LEWITUS          Director
---------------------------
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON           Director
---------------------------
(Kathleen L. Preston)



*By:     /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION                                   METHOD OF FILING
  -----------    -----------                                   ----------------
      10.        Consent of KPMG LLP, Independent Auditors.    Electronically